                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05624
                                  ---------------------------------------------

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                        2004 SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]                   JUNE 30, 2004


MORGAN STANLEY INSTITUTIONAL FUND, INC.


GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS        FIXED INCOME PORTFOLIO

ACTIVE INTERNATIONAL ALLOCATION                   EMERGING MARKETS DEBT
EMERGING MARKETS
EUROPEAN REAL ESTATE                              MONEY MARKET PORTFOLIOS
GLOBAL FRANCHISE
GLOBAL VALUE EQUITY                               MONEY MARKET
INTERNATIONAL EQUITY                              MUNICIPAL MONEY MARKET
INTERNATIONAL MAGNUM
INTERNATIONAL SMALL CAP

U.S. EQUITY PORTFOLIOS

EQUITY GROWTH
FOCUS EQUITY
SMALL COMPANY GROWTH
TECHNOLOGY
U.S. REAL ESTATE
VALUE EQUITY

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                                3

PERFORMANCE SUMMARY                                                 4

STATEMENTS OF NET ASSETS

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:
Active International Allocation                                     6
Emerging Markets                                                   16
European Real Estate                                               21
Global Franchise                                                   23
Global Value Equity                                                25
International Equity                                               28
International Magnum                                               31
International Small Cap                                            36

U.S. EQUITY PORTFOLIOS:
Equity Growth                                                      39
Focus Equity                                                       41
Small Company Growth                                               43
Technology                                                         46
U.S. Real Estate                                                   48
Value Equity                                                       50

FIXED INCOME PORTFOLIO:
Emerging Markets Debt                                              52

MONEY MARKET PORTFOLIOS:
Money Market                                                       55
Municipal Money Market                                             56

STATEMENTS OF OPERATIONS                                           59

STATEMENTS OF CHANGES IN NET ASSETS                                63

FINANCIAL HIGHLIGHTS                                               72

NOTES TO FINANCIAL STATEMENTS                                      88

DIRECTOR AND OFFICER INFORMATION                                   97

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE MORGAN STANLEY INSTITUTIONAL FUND, INC. TO RECEIVE A PROSPECTUS AND/OR SAI, WHICH CONTAINS MORE COMPLETE INFORMATION SUCH AS INVESTMENT OBJECTIVES, CHARGES, EXPENSES, POLICIES FOR VOTING PROXIES, RISK CONSIDERATIONS, AND DESCRIBES IN DETAIL EACH OF THE PORTFOLIO'S INVESTMENT POLICIES TO THE PROSPECTIVE INVESTOR, PLEASE CALL 1-(800)-548-7786. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY. ADDITIONALLY, YOU CAN ACCESS PORTFOLIO INFORMATION INCLUDING PERFORMANCE, CHARACTERISTICS, AND INVESTMENT TEAM COMMENTARY THROUGH MORGAN STANLEY INVESTMENT MANAGEMENT'S
WEBSITE: www.morganstanley.com/im.

                 (This page has been left blank intentionally.)

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

Dear Shareholders:

We are pleased to present to you the Fund's Semi-Annual Report for the six months ended June 30, 2004. Our Fund currently offers 17 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), fixed income (e.g., short, medium, and long duration; investment grade and high yield) and cash (e.g., money market).

OTHER DEVELOPMENTS

On April 22, 2004, the Board of Directors approved the redemption of all of the shares of the Technology Portfolio. The redemption will occur on or about August 20, 2004. Effective April 30, 2004, the Fund suspended the offering of shares of the Technology Portfolio to new investors. Current shareholders may continue to purchase shares of the Portfolio until the date of redemption.

On July 22, 2004, the Fund announced that it will suspend the offering of shares of the Global Franchise Portfolio to new investors when assets in the Portfolio reach $100 million. The Fund will continue to offer shares of the Portfolio to existing shareholders.

Effective at the close of business on July 30, 2004, the Fund suspended the offering of shares of the International Small Cap Portfolio and the Small Company Growth Portfolio. The Fund will continue to offer shares of the Portfolios to existing shareholders.


Sincerely,

 /s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer

July 2004

                                                              IS04-00573I-Y06/04

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   PERFORMANCE SUMMARY

                                                                                YEAR-TO-DATE
                                                   INCEPTION DATES              TOTAL RETURN
   ------------------------------------------------------------------------------------------------------
                                                                                               COMPARABLE
                                                  CLASS A    CLASS B   CLASS A     CLASS B        INDICES
   ------------------------------------------------------------------------------------------------------
   GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:
     Active International Allocation              1/17/92     1/2/96      3.34%       3.19%          4.56%(1)
     Emerging Markets                             9/25/92     1/2/96     (2.19)      (2.28)         (0.97)(2)
     European Real Estate                         10/1/97    10/1/97     12.95       12.92          13.16 (3)
     Global Franchise                            11/28/01   11/28/01      5.74        5.63           3.52 (4)
     Global Value Equity                          7/15/92     1/2/96      4.67        4.52           3.52 (4)
     International Equity                          8/4/89     1/2/96      5.77        5.65           4.56 (1)
     International Magnum                         3/15/96    3/15/96      4.80        4.72           4.56 (1)
     International Small Cap                     12/15/92         --     16.23          --          13.02 (5)
   ------------------------------------------------------------------------------------------------------
   U.S. EQUITY PORTFOLIOS:
     Equity Growth                                 4/2/91     1/2/96      2.54        2.38           3.44 (6)
     Focus Equity                                  3/8/95     1/2/96      1.78        1.73           3.44 (6)
     Small Company Growth                         11/1/89     1/2/96      8.33        8.14           5.68 (7)
     Technology                                   9/16/96    9/16/96     (3.76)      (3.82)          2.22 (8)
     U.S. Real Estate                             2/24/95     1/2/96      6.97        6.85           5.51 (9)
     Value Equity                                 1/31/90     1/2/96      3.55        3.28           3.94 (10)
   ------------------------------------------------------------------------------------------------------
   FIXED INCOME PORTFOLIO:
     Emerging Markets Debt                         2/1/94     1/2/96     (3.12)      (3.33)         (2.27)(11)
   ------------------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIOS:
     Money Market                                11/15/88         --        --          --             --
     Municipal Money Market                       2/10/89         --        --          --             --

                                                           ONE YEAR
                                                         TOTAL RETURN
   ------------------------------------------------------------------------------
                                                                       COMPARABLE
                                                 CLASS A    CLASS B       INDICES
   ------------------------------------------------------------------------------
   GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:
     Active International Allocation               28.93%     28.53%        32.37%(1)
     Emerging Markets                              33.15      32.84         33.14 (2)
     European Real Estate                          43.06      42.70         44.36 (3)
     Global Franchise                              25.27      25.01         24.00 (4)
     Global Value Equity                           26.70      26.38         24.00 (4)
     International Equity                          30.97      30.59         32.37 (1)
     International Magnum                          27.95      27.72         32.37 (1)
     International Small Cap                       47.12         --         50.13 (5)
   ------------------------------------------------------------------------------
   U.S. EQUITY PORTFOLIOS:
     Equity Growth                                 15.48      15.22         19.11 (6)
     Focus Equity                                  14.42      14.29         19.11 (6)
     Small Company Growth                          32.32      32.05         31.55 (7)
     Technology                                    16.65      16.38         26.19 (8)
     U.S. Real Estate                              28.94      28.67         27.06 (9)
     Value Equity                                  21.32      20.89         21.13 (10)
   ------------------------------------------------------------------------------
   FIXED INCOME PORTFOLIO:
     Emerging Markets Debt                          5.50       4.84          4.66 (11)
   ------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIOS:
     Money Market                                     --         --            --
     Municipal Money Market                           --         --            --

   YIELD INFORMATION AS OF JUNE 30, 2004

                                                       7 DAY       7 DAY    30 DAY       30 DAY
                                                     CURRENT   EFFECTIVE   CURRENT   COMPARIBLE
                                                      YIELD+      YIELD+   YIELD++        YIELD
   --------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIOS:
   Money Market                                         0.65%       0.65%     0.56%        0.55%(12)
   Municipal Money Market                               0.58        0.58      0.56         0.50 (13)

+ The 7 day current yield and 7 day effective yield assume an annualization of the current yield with all dividends reinvested. As with all money market portfolios, yields will fluctuate as market conditions change and the 7 day yields are not necessarily indicative of future performance.

++ The current 30 day yield reflects the net investment income generated by the Portfolio over a specified 30 day period expressed as an annual percentage. Expenses accrued for the 30 day period include any fees charged to all shareholders. Yields will fluctuate as market conditions change and are not necessarily indicative of future performance.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   PERFORMANCE SUMMARY (CONT'D)

                                                            FIVE YEAR                                TEN YEAR
                                                     AVERAGE ANNUAL TOTAL RETURN             AVERAGE ANNUAL TOTAL RETURN
   -----------------------------------------------------------------------------------------------------------------------
                                                                         COMPARABLE                             COMPARABLE
                                                 CLASS A     CLASS B        INDICES        CLASS A    CLASS B      INDICES
   -----------------------------------------------------------------------------------------------------------------------
   GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:
     Active International Allocation                0.63%       0.40%          0.06%(1)       5.38%        --         4.06%(1)
     Emerging Markets                               3.60        3.52           3.08 (2)       1.91         --         1.11 (2)
     European Real Estate                          15.02       14.70          14.98 (3)         --         --           -- (3)
     Global Franchise                                 --          --             -- (4)         --         --           -- (4)
     Global Value Equity                            2.78        2.52          (1.70)(4)       9.51         --         7.13 (4)
     International Equity                           7.80        7.57           0.06 (1)      11.15         --         4.06 (1)
     International Magnum                           0.08       (0.18)          0.06 (1)         --         --           -- (1)
     International Small Cap                       13.11          --           6.55 (5)       9.41         --         1.10 (5)
   -----------------------------------------------------------------------------------------------------------------------
   U.S. EQUITY PORTFOLIOS:
     Equity Growth                                 (3.15)      (3.39)         (2.20)(6)      12.00         --        11.83 (6)
     Focus Equity                                  (3.44)      (3.66)         (2.20)(6)         --         --           -- (6)
     Small Company Growth                           8.66        8.40          (0.45)(7)      15.83         --         7.16 (7)
     Technology                                   (11.56)     (11.71)         (5.28)(8)         --         --           -- (8)
     U.S. Real Estate                              13.55       13.22          14.51 (9)         --         --           -- (9)
     Value Equity                                   1.95        1.71           1.87(10)      11.56         --        12.64 (10)
   -----------------------------------------------------------------------------------------------------------------------
   FIXED INCOME PORTFOLIO:
     Emerging Markets Debt                         14.91       14.53          12.70(11)      13.20         --        13.30 (11)
   -----------------------------------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIOS:
     Money Market                                     --          --             --             --         --           --
     Municipal Money Market                           --          --             --             --         --           --

                                                                SINCE INCEPTION
                                                          AVERAGE ANNUAL TOTAL RETURN
   --------------------------------------------------------------------------------------------
                                                            COMPARABLE               COMPARABLE
                                                             INDICES -                INDICES -
                                                 CLASS A       CLASS A    CLASS B       CLASS B
   --------------------------------------------------------------------------------------------
   GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:
     Active International Allocation                6.22%         5.62%      4.95%         3.60%(1)
     Emerging Markets                               6.39          5.56       3.13          1.47 (2)
     European Real Estate                          11.36         11.93      11.10         11.93 (3)
     Global Franchise                              17.94          4.58      17.58          4.58 (4)
     Global Value Equity                           11.57          7.95       8.62          5.84 (4)
     International Equity                          11.16          3.70      11.09          3.60 (1)
     International Magnum                           3.39          3.73       3.11          3.73 (1)
     International Small Cap                       12.96          5.09         --            -- (5)
   --------------------------------------------------------------------------------------------
   U.S. EQUITY PORTFOLIOS:
     Equity Growth                                 10.62         10.83       8.27          9.15 (6)
     Focus Equity                                  13.25         11.51       9.72          9.15 (6)
     Small Company Growth                          13.30          7.26      12.98          4.06 (7)
     Technology                                     7.54          7.17       7.34          7.17 (8)
     U.S. Real Estate                              15.65         13.19      14.32         12.74 (9)
     Value Equity                                  10.76         12.16       9.61         10.53 (10)
   --------------------------------------------------------------------------------------------
   FIXED INCOME PORTFOLIO:
     Emerging Markets Debt                         10.45         10.17      11.27         12.14 (11)
   --------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIOS:
     Money Market                                     --            --         --            --
     Municipal Money Market                           --            --         --            --

PERFORMANCE DATA QUOTED ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED AND REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM/IM OR CALL 1-800-548-7786. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INDICES:

(1)    MSCI EAFE (Europe, Australasia, and Far East)
(2)    MSCI Emerging Markets Free
(3)    GPR General Real Estate Securities - Europe
(4)    MSCI World
(5)    MSCI EAFE Small Cap Total Return
(6)    S&P 500
(7)    Russell 2000 Growth
(8)    NASDAQ Composite
(9)    National Association of Real Estate Investment Trusts (NAREIT) Equity
(10)   Russell 1000 Value
(11)   J.P. Morgan Emerging Markets Global Bond
(12)   iMoneyNet Money Fund Comparable Yield
(13)   iMoneyNet Municipal Money Fund Comparable Yield


INVESTMENTS IN THE MONEY MARKET OR MUNICIPAL MONEY MARKET PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION.ALTHOUGH THE MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE PORTFOLIOS. PLEASE READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   COMMON STOCKS (83.8%)
   AUSTRALIA (2.0%)
   Alumina Ltd.                                                       29,335    $    108
   Amcor Ltd.                                                      (c)21,406         104
   AMP Ltd.                                                           33,484         148
   Ansell Ltd.                                                         4,383          24
   Australia & New Zealand Banking Group Ltd.                         36,406         465
   Australian Gas Light Co., Ltd.                                     11,707          99
   BHP Billiton Ltd.                                                  89,745         786
   BlueScope Steel Ltd.                                               22,159         104
   Boral Ltd.                                                         15,799          71
   Brambles Industries Ltd.                                           24,925         105
   Centro Properties Group                                            18,195          51
   CFS Gandel Retail Trust                                            38,070          37
   CFS Gandel Retail Trust (New)                                       1,266           1
   Coca-Cola Amatil Ltd.                                              12,692          62
   Coles Myer Ltd.                                                    27,045         162
   Commonwealth Bank of Australia                                     30,082         685
   CSL Ltd.                                                            2,152          34
   CSR Ltd.                                                           39,288          61
   Foster's Group Ltd.                                                51,400         170
   General Property Trust                                             49,849         122
   Insurance Australia Group Ltd.                                     42,790         150
   Investa Property Group                                             32,296          44
   James Hardie Industries N.V.                                       12,528          53
   John Fairfax Holdings Ltd.                                         24,534          64
   Leighton Holdings Ltd.                                              5,438          35
   Lend Lease Corp., Ltd.                                             10,440          75
   Macquarie Bank Ltd.                                                 5,261         125
   Macquarie Infrastructure Group                                     48,133         111
   Mayne Group Ltd.                                                   22,671          54
   Mirvac Group                                                       19,456          58
   National Australia Bank Ltd.                                       36,892         770
   Newcrest Mining Ltd.                                                9,241          89
   News Corp., Ltd.                                                   35,826         318
   News Corp., Ltd. (Limited Voting Shares)                           51,121         420
   OneSteel Ltd.                                                      12,677          22
   Orica Ltd.                                                          7,721          82
   Origin Energy Ltd.                                                  7,888          31
   PaperlinX Ltd.                                                     10,689          36
   Patrick Corp., Ltd.                                                23,518          88
   QBE Insurance Group Ltd.                                           16,472         147
   Rinker Group Ltd.                                                  24,575         138
   Rio Tinto Ltd.                                                      7,741         195
   Santos Ltd.                                                        15,736          76
   Sonic Healthcare Ltd.                                               4,662          30
   Southcorp Ltd.                                                  (a)17,933          39
   Stockland                                                          28,267         102
   Stockland (New)                                                       925           3
   Suncorp-Metway Ltd.                                                13,514         134
   TABCORP Holdings Ltd.                                               9,965          99
   Telstra Corp., Ltd.                                                54,349         191
   Transurban Group                                                   13,919          47
   Wesfarmers Ltd.                                                     9,460         194
   Westfield Holdings Ltd.                                            10,764         116
   Westfield Trust                                                    57,451         177
   Westfield Trust (New)                                            (a)1,287    $      4
   Westpac Banking Corp.                                              42,543         523
   WMC Resources Ltd.                                                 29,819         103
   Woodside Petroleum Ltd.                                            12,003         140
   Woolworths Ltd.                                                    24,886         198
   -------------------------------------------------------------------------------------
                                                                                   8,680
   =====================================================================================
   AUSTRIA (0.5%)
   Bank Austria Creditanstalt AG                                    (a)4,616         271
   Boehler-Uddeholm AG                                                   811          68
   Erste Bank der Oesterreichischen Sparkassen AG                      3,735         588
   Flughafen Wien AG                                                   1,344          78
   IMMOFINANZ Immobilien Anlagen AG                                (a)24,088         195
   Mayr-Melnhof Karton AG                                                537          69
   OMV AG                                                              1,390         271
   RHI AG                                                           (a)1,895          43
   Telekom Austria AG                                                 25,040         383
   VA Technologie AG                                             (a)(c)1,058          60
   Verbund-Oesterreichische
     Elektrizitaetswirtschafts AG, Class A                               447          79
   Voestalpine AG                                                   (c)2,740         135
   Wienerberger AG                                                  (c)4,118         144
   -------------------------------------------------------------------------------------
                                                                                   2,384
   =====================================================================================
   BELGIUM (0.6%)
   AGFA-Gevaert N.V.                                                   7,790         194
   Bekaert S.A.                                                          281          16
   Belgacom S.A.                                                    (a)3,371         103
   Dexia                                                              30,331         504
   Electrabel S.A.                                                       708         227
   Fortis                                                             46,259       1,027
   KBC Bankverzekeringsholding                                         4,183         241
   Solvay S.A., Class A                                                2,252         184
   UCB S.A.                                                            3,678         172
   Umicore                                                               266          17
   -------------------------------------------------------------------------------------
                                                                                   2,685
   =====================================================================================
   DENMARK (0.3%)
   Danske Bank A/S                                                    27,045         642
   Group 4 Falck A/S                                                     900          23
   ISS A/S                                                               500          25
   Novo-Nordisk A/S, Class B                                          12,100         625
   Novozymes A/S, Class B                                                914          41
   TDC A/S                                                             3,000          98
   Vestas Wind Systems A/S                                          (a)1,650          24
   -------------------------------------------------------------------------------------
                                                                                   1,478
   =====================================================================================
   FINLAND (1.0%)
   Fortum Oyj                                                         14,610         187
   Kesko Oyj, Class B                                                    558          11
   Kone Oyj, Class B                                                   2,495         151
   Metso Oyj                                                          11,630         148
   Nokia Oyj                                                         187,290       2,709
   Outokumpu Oyj                                                       8,250         132
   Sampo Oyj, Class A                                                 13,305         130
   Stora Enso Oyj, Class R                                            25,383         345
   TietoEnator Oyj                                                     5,556         169
   UPM-Kymmene Oyj                                                    19,244         367

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   FINLAND (CONT'D)
   Uponor Oyj                                                            802    $     26
   Wartsila Oyj, Class B                                               2,223          50
   -------------------------------------------------------------------------------------
                                                                                   4,425
   =====================================================================================
   FRANCE (6.0%)
   Accor S.A.                                                          7,231         306
   Alcatel S.A.                                                 (a)(c)48,447         749
   Alstom                                                           (a)2,427           3
   Arcelor                                                         (c)13,699         231
   Atos Origin                                                        (a)547          35
   Aventis S.A.                                                       31,414       2,377
   AXA                                                                48,302       1,066
   BNP Paribas S.A.                                                   35,787       2,206
   Bouygues S.A.                                                      14,780         496
   Business Objects S.A.                                         (a)(c)1,617          36
   Cap Gemini S.A.                                                  (a)4,233         170
   Carrefour S.A.                                                     10,371         504
   Casino Guichard Perrachon S.A.                                   (c)1,367         124
   Cie de Saint-Gobain                                             (c)22,364       1,117
   Cie Generale D'Optique Essilor International S.A.                   1,185          78
   CNP Assurances                                                      2,289         133
   Credit Agricole S.A.                                            (c)14,831         362
   Dassault Systemes S.A.                                              1,493          69
   France Telecom S.A.                                                51,377       1,342
   Groupe Danone                                                    (c)5,440         476
   Imerys S.A.                                                         1,964         115
   L'Air Liquide S.A.                                                  4,159         689
   Lafarge S.A.                                                     (c)5,707         510
   Lagardere S.C.A.                                                    4,493         281
   LVMH Moet Hennessy Louis Vuitton S.A.                              14,391       1,043
   Michelin (CGDE), Class B                                            4,885         271
   Peugeot S.A.                                                        6,727         375
   Publicis Groupe                                                  (c)3,199          95
   Renault S.A.                                                        6,079         464
   Sagem S.A.                                                            759          85
   Sanofi-Synthelabo S.A.                                          (c)16,263       1,033
   Schneider Electric S.A.                                            11,972         819
   Societe BIC S.A.                                                    1,806          81
   Societe Generale                                                   14,043       1,196
   Societe Television Francaise 1                                   (c)3,990         126
   Sodexho Alliance S.A.                                            (c)4,221         111
   Suez S.A.                                                          23,208         484
   Technip S.A.                                                          157          21
   Thales S.A.                                                         7,371         270
   Thomson                                                            11,034         218
   Total S.A.                                                         23,895       4,566
   Valeo S.A.                                                          2,635         110
   Veolia Environnement                                                4,022         114
   Vinci S.A.                                                       (c)2,741         277
   Vivendi Universal S.A.                                          (a)34,142         949
   Wanadoo                                                         (a)11,425         @--
   Zodiac S.A.                                                           458          16
   -------------------------------------------------------------------------------------
                                                                                  26,199
   =====================================================================================
   GERMANY (5.0%)
   Adidas-Salomon AG                                                     774    $     93
   Allianz AG (Registered)                                            14,119       1,533
   Altana AG                                                           3,140         189
   BASF AG                                                            18,821       1,010
   Bayer AG                                                           23,104         668
   Bayerische Hypo-und Vereinsbank AG                              (a)29,948         534
   Beiersdorf AG                                                    (c)3,289         385
   Celesio AG                                                          1,121          67
   Commerzbank AG                                                  (a)35,493         627
   Continential AG                                                     4,600         222
   DaimlerChrysler AG                                                 30,838       1,444
   Deutsche Bank AG (Registered)                                      34,483       2,715
   Deutsche Boerse AG                                               (c)7,587         386
   Deutsche Lufthansa AG (Registered)                               (a)7,086          97
   Deutsche Post AG (Registered)                                      19,839         429
   Deutsche Telekom AG (Registered)                               (a)106,820       1,881
   Douglas Holding AG                                                    878          25
   E. ON AG                                                           23,651       1,710
   Epcos AG                                                      (a)(c)1,754          37
   Fresenius Medical Care AG                                        (c)1,633         121
   HeidelbergCement AG                                                 1,271          63
   Henkel KGaA (Non-Voting Shares)                                       331          28
   Infineon Technologies AG                                        (a)18,442         248
   KarstadtQuelle AG                                                     814          18
   Linde AG                                                         (c)3,961         219
   MAN AG                                                           (c)4,299         157
   Merck KGaA                                                          2,065         125
   Metro AG                                                         (c)2,391         114
   Muenchener Rueckversicherungs AG (Registered)                    (c)3,478         378
   Porsche AG (Non-Voting Shares)                                        289         194
   ProSiebenSat.1 Media AG (Non-Voting Shares)                      (c)2,100          38
   Puma AG Rudolf Dassler Sport                                          302          77
   RWE AG                                                             12,566         592
   SAP AG                                                              6,662       1,107
   Schering AG                                                         6,331         374
   Siemens AG (Registered)                                            44,541       3,210
   ThyssenKrupp AG                                                    11,973         205
   TUI AG                                                              4,635          89
   Volkswagen AG                                                       8,096         343
   Volkswagen AG (Non-Voting Shares)                                   3,949         114
   -------------------------------------------------------------------------------------
                                                                                  21,866
   =====================================================================================
   GREECE (0.1%)
   Alpha Bank A.E.                                                     7,320         187
   EFG Eurobank Ergasias S.A.                                          5,092         111
   National Bank of Greece S.A.                                       10,973         239
   Titan Cement Co., S.A.                                              1,800          42
   -------------------------------------------------------------------------------------
                                                                                     579
   =====================================================================================
   HONG KONG (2.2%)
   Aluminum Corp. of China Ltd., Class H                             358,000         192
   Angang New Steel Co. Ltd., Class H                                113,000          40
   Bank of East Asia Ltd.                                             67,359         193
   Beijing Capital International Airport Co., Ltd.                   234,000          72
   BOC Hong Kong Holdings Ltd.                                       124,500         212

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   7

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   HONG KONG (CONT'D)
   Byd Co., Ltd., Class H                                             18,000    $     53
   Cathay Pacific Airways Ltd.                                     (c)48,000          90
   Cheung Kong Holdings Ltd.                                          70,000         516
   Cheung Kong Infrastructure Holdings Ltd.                           26,000          63
   China Life Insurance Co., Ltd.                              (a)(c)783,000         462
   China Oilfield Services Ltd., Class H                           (c)96,000          28
   China Petroleum & Chemical Corp., Class H                       1,776,000         649
   China Shipping Development Co., Ltd., Class H                      54,000          32
   China Southern Airlines Co., Ltd., Class H                     (a)154,000          61
   China Telecom Corp., Ltd.                                      (c)930,000         325
   CLP Holdings Ltd.                                                  82,300         451
   Datang Power Generation Co., Ltd., Class H                     (c)162,000         126
   Esprit Holdings Ltd.                                               41,000         183
   Hang Lung Properties Ltd.                                          57,000          73
   Hang Seng Bank Ltd.                                             (c)33,100         424
   Henderson Land Development Co., Ltd.                            (c)32,000         138
   Hong Kong & China Gas Co., Ltd.                                   181,079         298
   Hong Kong Exchanges & Clearing Ltd.                                49,000         101
   HongKong Electric Holdings Ltd.                                    64,500         267
   Hopewell Holdings Ltd.                                             15,000          30
   Huadian Power International Co., Class H                       (c)234,000          79
   Huaneng Power International, Inc., Class H                        330,000         294
   Hutchison Whampoa Ltd.                                            102,200         698
   Hysan Development Co., Ltd.                                        11,244          17
   Jiangsu Express Co., Ltd., Class H                                154,000          74
   Jiangxi Copper Co., Ltd., Class H                                 137,000          61
   Johnson Electric Holdings Ltd.                                     69,000          70
   Li & Fung Ltd.                                                     75,000         110
   Maanshan Iron & Steel, Class H                                 (c)200,000          65
   MTR Corp.                                                          63,850          97
   New World Development Ltd.                                         64,179          47
   PCCW Ltd.                                                   (a)(c)146,411          99
   PetroChina Co., Ltd., Class H                                (c)1,856,000         857
   PICC Property & Casualty Co., Ltd.                          (a)(c)370,000         142
   SCMP Group Ltd.                                                    18,000           7
   Shangri-La Asia Ltd.                                            (c)52,802          51
   Sino Land Co.                                                      45,916          26
   Sinopec Shangai Petrochemical Co., Ltd.,
     Class H                                                      (c)268,000          89
   Sinopec Zhenhai Refining & Chemical Co., Ltd.,
     Class H                                                          16,000          15
   Sinotrans Ltd.                                                    259,000          93
   Sun Hung Kai Properties Ltd.                                       62,000         509
   Swire Pacific Ltd., Class A                                        44,000         285
   Techtronic Industries Co.                                          42,000          67
   Television Broadcasts Ltd.                                          8,000          34
   Weiqiao Textile Group Co.                                          32,000          47
   Wharf Holdings Ltd.                                                57,600         165
   Yanzhou Coal Mining Co., Ltd.                                     120,000         131
   Yue Yuen Industrial Holdings Ltd.                                  22,000          53
   Zhejiang Expressway Co., Ltd., Class H                            181,000         129
   -------------------------------------------------------------------------------------
                                                                                   9,490
   =====================================================================================
   INDIA (0.0%)
   Ultratech Cemco Ltd.                                             (d)9,440          70
   -------------------------------------------------------------------------------------
   IRELAND (0.4%)
   Allied Irish Banks plc                                             35,596    $    551
   Bank of Ireland (London Shares)                                    41,594         556
   CRH plc                                                             1,700          36
   CRH plc (London Shares)                                             7,082         150
   DCC plc                                                             1,500          27
   Elan Corp. plc                                                  (a)18,100         439
   Grafton Group plc                                                (a)2,950          24
   Independent News & Media plc                                        8,500          20
   Irish Life & Permanent plc                                          5,600          86
   -------------------------------------------------------------------------------------
                                                                                   1,889
   =====================================================================================
   ITALY (1.5%)
   Alleanza Assicurazioni S.p.A.                                       9,219         105
   Assicurazioni Generali S.p.A.                                      12,129         328
   Autogrill S.p.A.                                                 (a)3,112          44
   Banca Fideuram S.p.A.                                               4,060          23
   Banca Intesa S.p.A.                                                94,074         368
   Banca Intesa S.p.A. RNC                                             7,091          21
   Banca Monte dei Paschi di Siena S.p.A.                           (c)7,569          24
   Banca Nazionale del Lavoro S.p.A.                               (a)10,698          25
   Banca Popolare di Milano Scrl                                       1,890          12
   Banco Popolare di Verona e Novara Scrl                              9,423         162
   Benetton Group S.p.A.                                            (c)2,526          29
   Enel S.p.A.                                                     (c)39,571         318
   ENI S.p.A.                                                         53,597       1,067
   Fiat S.p.A.                                                   (a)(c)9,237          78
   Finmeccanica S.p.A.                                                60,903          49
   Italcementi S.p.A.                                               (c)1,801          24
   Mediaset S.p.A.                                                    18,783         215
   Mediobanca S.p.A.                                                   6,362          78
   Mediolanum S.p.A.                                                (c)3,051          19
   Pirelli & C S.p.A.                                                 43,723          45
   Riunione Adriatica di Sicurta S.p.A.                                3,906          71
   Sanpaolo IMI S.p.A.                                                38,756         468
   Seat Pagine Gialle S.p.A.                                       (a)60,586          26
   Snam Rete Gas S.p.A.                                                2,328          10
   Telecom Italia S.p.A.                                             357,968       1,115
   Telecom Italia S.p.A. RNC                                         230,569         510
   TIM S.p.A.                                                        154,073         876
   Tiscali S.p.A.                                                   (a)2,748          12
   UniCredito Italiano S.p.A.                                        116,744         578
   -------------------------------------------------------------------------------------
                                                                                   6,700
   =====================================================================================
   JAPAN (27.2%)
   Advantest Corp.                                                  (c)4,390         295
   Aeon Co., Ltd.                                                     15,400         620
   Ajinomoto Co., Inc.                                                50,400         608
   Alps Electric Co., Ltd.                                         (c)10,000         143
   Amada Co., Ltd.                                                    16,000         106
   Asahi Breweries Ltd.                                            (c)25,000         276
   Asahi Glass Co., Ltd.                                           (c)81,800         853
   Asahi Kasei Corp.                                                  81,000         420
   Asatsu-DK, Inc.                                                     2,800          73
   Bellsystem 24, Inc.                                                   160          34
   Benesse Corp.                                                       3,900         128
   Bridgestone Corp.                                               (c)65,000       1,224

8   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   JAPAN (CONT'D)
   Canon, Inc.                                                        53,000    $  2,800
   Casio Computer Co., Ltd.                                        (c)29,800         452
   Central Japan Railway Co.                                          (c)104         888
   Chubu Electric Power Co., Inc.                                     16,100         341
   Chugai Pharmaceutical Co., Ltd.                                    24,400         384
   Citizen Watch Co., Ltd.                                         (c)16,000         182
   COMSYS Holdings Corp.                                               1,000           8
   Credit Saison Co., Ltd.                                             8,600         259
   CSK Corp.                                                        (c)4,300         209
   Dai Nippon Printing Co., Ltd.                                      30,600         490
   Daicel Chemical Industries Ltd.                                     9,000          47
   Daiichi Pharmaceutical Co., Ltd.                                   18,900         338
   Daikin Industries Ltd.                                             10,600         285
   Daimaru, Inc.                                                   (c)19,000         173
   Dainippon Ink & Chemicals, Inc.                                    42,000         108
   Daito Trust Construction Co., Ltd.                                  7,700         297
   Daiwa House Industry Co., Ltd.                                     40,600         472
   Daiwa Securities Group, Inc.                                      233,000       1,678
   Denki Kagaku Kogyo K.K.                                            28,000         100
   Denso Corp.                                                        46,850       1,093
   Dowa Mining Co., Ltd.                                              15,000          89
   East Japan Railway Co.                                                238       1,338
   Ebara Corp.                                                     (c)24,800         121
   Eisai Co., Ltd.                                                    20,300         586
   FamilyMart Co., Ltd.                                                3,700         121
   Fanuc Ltd.                                                         12,500         748
   Fast Retailing Co., Ltd.                                            6,500         527
   Fuji Photo Film Co., Ltd.                                          33,000       1,037
   Fuji Television Network, Inc.                                          24          55
   Fujikura Ltd.                                                      12,000          68
   Fujisawa Pharmaceutical Co., Ltd.                                  19,800         470
   Fujitsu Ltd.                                                      106,200         750
   Furukawa Electric Co., Ltd.                                  (a)(c)41,800         179
   Hankyu Department Stores, Inc.                                      7,000          61
   Hirose Electric Co., Ltd.                                           1,900         209
   Hitachi Ltd.                                                      202,000       1,394
   Honda Motor Co., Ltd.                                           (c)65,204       3,151
   Hoya Corp.                                                          7,000         734
   Isetan Co., Ltd.                                                   12,400         179
   Ishihara Sangyo Kaisha Ltd.                                        10,000          22
   Ishikawajima-Harima Heavy Industries Co., Ltd.               (a)(c)52,000          86
   Ito-Yokado Co., Ltd.                                               22,000         944
   Itochu Corp.                                                    (a)79,000         356
   Japan Airlines System Corp.                                     (a)63,000         202
   Japan Real Estate Investment Corp. REIT                             (c)20         140
   Japan Tobacco, Inc.                                                    36         280
   JFE Holdings, Inc.                                                 28,400         698
   JGC Corp.                                                           8,000          77
   JSR Corp.                                                          10,000         188
   Kajima Corp.                                                    (c)77,400         288
   Kaken Pharmaceutical Co., Ltd.                                      3,000          18
   Kaneka Corp.                                                       16,000         152
   Kansai Electric Power Co., Inc. (The)                              33,900         620
   Kao Corp.                                                          42,000       1,015
   Kawasaki Heavy Industries Ltd.                                     52,000    $     84
   Kawasaki Kisen Kaisha Ltd.                                          4,000          20
   Keihin Electric Express Railway Co., Ltd.                       (c)25,000         157
   Keio Electric Railway Co., Ltd.                                    14,000          80
   Keyence Corp.                                                       2,000         457
   Kikkoman Corp.                                                      5,000          43
   Kinden Corp.                                                        1,000           6
   Kintetsu Corp.                                                 (c)110,200         420
   Kirin Brewery Co., Ltd.                                         (c)71,400         708
   Kobe Steel Ltd.                                                   128,000         192
   Kokuyo Co., Ltd.                                                    4,500          57
   Komatsu Ltd.                                                       73,400         446
   Konami Corp.                                                        6,000         153
   Konica Minolta Holdings, Inc.                                      26,000         360
   Kubota Corp.                                                      103,000         549
   Kuraray Co., Ltd.                                                  23,000         189
   Kurita Water Industries Ltd.                                        4,500          62
   Kyocera Corp.                                                      10,200         868
   Kyowa Hakko Kogyo Co., Ltd.                                        28,600         207
   Kyushu Electric Power Co., Inc.                                     9,800         183
   Lawson, Inc.                                                        3,500         145
   Mabuchi Motor Co., Ltd.                                          (c)1,800         134
   Marubeni Corp.                                                     78,000         192
   Marui Co., Ltd.                                                    27,900         377
   Matsushita Electric Industrial Co., Ltd.                          146,000       2,078
   Matsushita Electric Works Ltd.                                     10,000          91
   Meiji Seika Kaisha Ltd.                                         (c)10,000          45
   Meitec Corp.                                                     (c)1,800          71
   Millea Holdings, Inc.                                                  90       1,340
   Minebea Co., Ltd.                                                  18,000          84
   Mitsubishi Chemical Corp.                                         116,000         309
   Mitsubishi Corp.                                                (c)78,000         760
   Mitsubishi Electric Corp.                                         134,800         664
   Mitsubishi Estate Co., Ltd.                                       107,000       1,331
   Mitsubishi Heavy Industries Ltd.                                  232,000         631
   Mitsubishi Logistics Corp.                                          5,000          48
   Mitsubishi Rayon Co., Ltd.                                         33,000         129
   Mitsubishi Tokyo Financial Group, Inc.                                408       3,786
   Mitsui & Co., Ltd.                                                 91,800         689
   Mitsui Chemicals, Inc.                                             33,000         166
   Mitsui Fudosan Co., Ltd.                                           93,400       1,122
   Mitsui Mining & Smelting Co., Ltd.                                 37,000         173
   Mitsui OSK Lines Ltd.                                              11,000          58
   Mitsui Sumitomo Insurance Co., Ltd.                               171,000       1,610
   Mitsui Trust Holdings, Inc.                                        81,545         599
   Mitsukoshi Ltd.                                                 (c)25,000         139
   Mizuho Financial Group, Inc.                                        1,000       4,548
   Murata Manufacturing Co., Ltd.                                     14,300         817
   Namco Ltd.                                                          1,200          34
   NEC Corp.                                                         101,400         716
   Net One Systems Co., Ltd.                                              32         125
   NGK Insulators Ltd.                                             (c)28,600         232
   NGK Spark Plug Co., Ltd.                                           21,000         202
   Nidec Corp.                                                      (c)2,700         277
   Nikko Cordial Corp.                                                75,000         365
   Nikon Corp.                                                     (c)18,000         203

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   9

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   JAPAN (CONT'D)
   Nintendo Co., Ltd.                                                  7,800    $    907
   Nippon Building Fund, Inc. REIT                                     (c)19         137
   Nippon Express Co., Ltd.                                           59,800         352
   Nippon Meat Packers, Inc.                                       (c)16,600         205
   Nippon Mining Holdings, Inc.                                       16,500          82
   Nippon Oil Corp.                                                  109,800         693
   Nippon Sheet Glass Co., Ltd.                                       23,000          91
   Nippon Steel Corp.                                                425,000         894
   Nippon Telegraph & Telephone Corp.                                    471       2,523
   Nippon Unipac Holding                                                  53         278
   Nippon Yusen Kabushiki Kaisha                                   (c)81,000         374
   Nissan Chemical Industries Ltd.                                     9,000          73
   Nissan Motor Co., Ltd.                                         (c)194,100       2,163
   Nisshin Seifun Group, Inc.                                          7,000          71
   Nisshinbo Industries, Inc.                                          5,000          38
   Nissin Food Products Co., Ltd.                                      4,600         119
   Nitto Denko Corp.                                                  15,200         779
   Nomura Holdings, Inc.                                             139,000       2,063
   Nomura Research Institute Ltd.                                      1,400         150
   NSK Ltd.                                                           48,000         239
   NTN Corp.                                                          27,000         137
   NTT Data Corp.                                                         83         268
   NTT DoCoMo, Inc.                                                      608       1,089
   Obayashi Corp.                                                     37,000         200
   OJI Paper Co., Ltd.                                                80,400         517
   Oki Electric Industry Co., Ltd.                                 (a)40,000         161
   Olympus Corp.                                                       9,000         170
   Omron Corp.                                                        15,900         373
   Onward Kashiyama Co., Ltd.                                         12,000         193
   Oracle Corp. Japan                                               (c)2,600         145
   Oriental Land Co., Ltd.                                             4,900         323
   ORIX Corp.                                                       (c)4,300         494
   Osaka Gas Co., Ltd.                                                83,600         233
   Pioneer Corp.                                                   (c)11,254         292
   Ricoh Co., Ltd.                                                    42,000         895
   Rohm Co., Ltd.                                                      6,800         816
   Sanden Corp.                                                        1,000           6
   Sankyo Co., Ltd.                                                   40,300         876
   Sanyo Electric Co., Ltd.                                          120,000         495
   Secom Co., Ltd.                                                    10,100         430
   Seiko Epson Corp.                                                   6,200         226
   Sekisui Chemical Co., Ltd.                                         23,000         195
   Sekisui House Ltd.                                                 48,600         541
   Seven-Eleven Japan Co., Ltd.                                       26,000         850
   Sharp Corp.                                                     (c)59,200         948
   Shimachu Co., Ltd.                                                  4,200         114
   Shimamura Co., Ltd.                                                 1,500         130
   Shimano, Inc.                                                    (c)7,300         174
   Shimizu Corp.                                                      59,600         271
   Shin-Etsu Chemical Co., Ltd.                                       28,196       1,010
   Shionogi & Co., Ltd.                                               24,000         414
   Shiseido Co., Ltd.                                                 27,000         341
   Showa Denko K.K.                                                   46,000         115
   Showa Shell Sekiyu K.K.                                            11,400         103
   Skylark Co., Ltd.                                                (c)8,600         173
   SMC Corp.                                                           4,300    $    466
   Softbank Corp.                                                  (c)16,200         714
   Sompo Japan Insurance, Inc.                                        61,000         625
   Sony Corp.                                                      (c)51,397       1,941
   Stanley Electric Co., Ltd.                                          4,400          74
   Sumitomo Bakelite Co., Ltd.                                      (c)9,000          63
   Sumitomo Chemical Co., Ltd.                                        94,600         442
   Sumitomo Corp.                                                     53,400         389
   Sumitomo Electric Industries Ltd.                                  39,400         403
   Sumitomo Metal Industries Ltd.                                    214,000         254
   Sumitomo Metal Mining Co., Ltd.                                    35,800         234
   Sumitomo Realty & Development Co., Ltd.                            38,000         472
   Sumitomo Trust & Banking Co., Ltd. (The)                          108,000         771
   Taiheiyo Cement Corp.                                              46,000         115
   Taisei Corp.                                                        5,000          19
   Taisho Pharmaceutical Co., Ltd.                                 (c)26,800         596
   Taiyo Yuden Co., Ltd.                                            (c)6,000          85
   Takara Holdings, Inc.                                               6,000          49
   Takashimaya Co., Ltd.                                              26,000         301
   Takeda Chemical Industries Ltd.                                    67,300       2,962
   Takefuji Corp.                                                      4,290         312
   Takuma Co., Ltd.                                                    5,000          36
   TDK Corp.                                                           7,500         571
   Teijin Ltd.                                                        59,400         223
   Teikoku Oil Co., Ltd.                                               6,000          32
   Terumo Corp.                                                       14,200         357
   THK Co., Ltd.                                                       1,300          25
   TIS, Inc.                                                        (c)2,204          95
   Tobu Railway Co., Ltd.                                             59,400         261
   Toho Co., Ltd.                                                   (c)4,500          66
   Tohoku Electric Power Co., Inc.                                    21,500         363
   Tokyo Broadcasting System, Inc.                                     8,000         141
   Tokyo Electric Power Co., Inc. (The)                               48,400       1,101
   Tokyo Electron Ltd.                                                 9,600         540
   Tokyo Gas Co., Ltd.                                            (c)107,600         383
   Tokyu Corp.                                                        68,400         351
   TonenGeneral Sekiyu K.K.                                            8,000          69
   Toppan Printing Co., Ltd.                                          29,600         336
   Toray Industries, Inc.                                             81,100         383
   Toshiba Corp.                                                     188,000         758
   Tosoh Corp.                                                        31,000         112
   Tostem Inax Holding Corp.                                          14,000         303
   Toto Ltd.                                                          36,600         386
   Toyo Seikan Kaisha Ltd.                                         (c)13,000         224
   Toyoba Co., Ltd.                                                    5,000          13
   Toyoda Gosei Co., Ltd.                                             (c)800          19
   Toyota Industries Corp.                                             6,350         153
   Toyota Motor Corp.                                                189,800       7,708
   Trend Micro, Inc.                                                   6,200         276
   UFJ Holdings, Inc.                                              (a)(c)374       1,656
   Uni-Charm Corp.                                                     2,800         140
   UNY Co., Ltd.                                                       8,000         103
   Ushio, Inc.                                                         1,000          18
   USS Co., Ltd.                                                       2,000         173
   Wacoal Corp.                                                        5,000          53
   West Japan Railway Co.                                                 24          97

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   JAPAN (CONT'D)
   World Co., Ltd.                                                     1,800    $     55
   Yahoo Japan Corp.                                                   (a)66         643
   Yakult Honsha Co., Ltd.                                          (c)6,000          87
   Yamada Denki Co., Ltd.                                              7,700         288
   Yamaha Corp.                                                        6,800         112
   Yamaha Motor Co., Ltd.                                           (c)3,000          47
   Yamanouchi Pharmaceutical Co., Ltd.                                32,400       1,093
   Yamato Transport Co., Ltd.                                         19,000         311
   Yamazaki Baking Co., Ltd.                                           5,000          49
   Yokogawa Electric Corp.                                            13,000         174
   -------------------------------------------------------------------------------------
                                                                                 119,438
   =====================================================================================
   MALAYSIA (0.0%)
   Media Prima Bhd                                                      (a)1         @--
   -------------------------------------------------------------------------------------
   NETHERLANDS (4.1%)
   ABN AMRO Holding N.V.                                              68,185       1,495
   Aegon N.V.                                                         85,957       1,039
   Akzo Nobel N.V.                                                    11,234         414
   ASML Holding N.V.                                               (a)20,880         354
   DSM N.V.                                                            2,043         100
   Euronext N.V.                                                       4,100         114
   European Aeronautic Defense & Space Co.                         (c)11,027         308
   Hagemeyer N.V.                                                   (a)4,049           9
   Heineken N.V.                                                      31,632       1,042
   ING Groep N.V. CVA                                                 85,453       2,021
   Koninklijke Philips Electronics N.V.                               67,167       1,813
   Koninklijke (Royal) KPN N.V.                                       82,395         629
   OCE N.V.                                                            3,674          60
   Reed Elsevier N.V.                                                 32,230         454
   Royal Dutch Petroleum Co.                                          85,354       4,390
   TPG N.V.                                                           29,842         683
   Unilever N.V. CVA                                                  31,712       2,169
   Vedior N.V. CVA                                                     8,777         128
   VNU N.V.                                                            9,151         266
   Wolters Kluwer N.V. CVA                                         (c)17,182         313
   -------------------------------------------------------------------------------------
                                                                                  17,801
   =====================================================================================
   NEW ZEALAND (0.0%)
   Carter Holt Harvey Ltd.                                            50,568          67
   Telecom Corp. of New Zealand Ltd.                                  13,998          52
   -------------------------------------------------------------------------------------
                                                                                     119
   =====================================================================================
   NORWAY (0.2%)
   DNB NOR ASA                                                     (c)11,099          76
   Norsk Hydro ASA                                                     5,919         385
   Norske Skogindustrier ASA                                           4,300          77
   Orkla ASA                                                        (c)7,350         184
   Statoil ASA                                                        10,000         127
   Tandberg ASA                                                          900           9
   Telenor ASA                                                        14,600         102
   Tomra Systems ASA                                                   4,553          21
   Yara International ASA                                           (a)7,419          60
   -------------------------------------------------------------------------------------
                                                                                   1,041
   =====================================================================================
   PORTUGAL (0.2%)
   Banco Commercial Portugues S.A. (Registered)                       75,976         178
   Electricidade de Portugal S.A.                                     15,231          43
   Portugal Telecom SGPS S.A. (Registered)                            38,617    $    417
   PT Multimedia SGPS S.A.                                               416           9
   -------------------------------------------------------------------------------------
                                                                                     647
   =====================================================================================
   SINGAPORE (0.7%)
   CapitaLand Ltd.                                                    57,000          46
   Chartered Semiconductor Manufacturing Ltd.                   (a)(c)59,000          48
   City Developments Ltd.                                             28,719          90
   ComfortDelgro Corp., Ltd.                                         134,477          96
   Creative Technology Ltd.                                            2,270          24
   DBS Group Holdings Ltd.                                            52,612         441
   Fraser & Neave, Ltd.                                                8,000          65
   Keppel Corp., Ltd.                                                 29,000         119
   Neptune Orient Lines Ltd.                                          43,000          59
   Oversea-Chinese Banking Corp., Ltd.                                47,356         334
   Overseas Union Enterprise Ltd.                                      7,468          31
   SembCorp Industries Ltd.                                           47,493          37
   Singapore Airlines Ltd.                                            29,000         189
   Singapore Exchange Ltd.                                            49,539          49
   Singapore Press Holdings, Ltd.                                     83,028         201
   Singapore Technologies Engineering Ltd.                         (c)76,296          92
   Singapore Telecommunications Ltd.                                 307,872         403
   United Overseas Bank Ltd.                                          56,389         440
   United Overseas Land Ltd. (London Shares)                          28,851          39
   Venture Corp., Ltd.                                                11,444         120
   -------------------------------------------------------------------------------------
                                                                                   2,923
   =====================================================================================
   SOUTH AFRICA (0.0%)
   SABMiller plc                                                      10,022         130
   -------------------------------------------------------------------------------------
   SPAIN (3.8%)
   Abertis Infraestructuras S.A.                                      25,082         438
   Acciona S.A.                                                        3,624         226
   Acerinox S.A.                                                       2,960         169
   ACS Actividades Cons y Services                                 (c)38,295         647
   Altadis S.A.                                                    (c)16,139         500
   Amadeus Global Travel Distribution S.A., Class A                   29,509         194
   Antena 3 Television S.A.                                           (a)875          46
   Banco Bilbao Vizcaya Argentaria S.A.                           (c)138,808       1,859
   Banco Popular Espanol S.A.                                          7,704         436
   Banco Santander Central Hispano S.A.                           (c)194,420       2,022
   Endesa S.A.                                                     (c)48,397         935
   Fomento de Construcciones y Contratas S.A.                          9,001         334
   Gas Natural SDG S.A.                                            (c)69,465       1,668
   Grupo Ferrovial S.A.                                             (c)8,387         350
   Iberdrola S.A.                                                  (c)41,862         886
   Inditex S.A.                                                     (c)3,711          85
   Indra Sistemas S.A.                                                 2,915          37
   Repsol YPF S.A.                                                 (c)50,501       1,109
   Sacyr Vallehermoso S.A.                                         (c)16,652         228
   Sociedad General de Aguas de Barcelona S.A.                        10,447         178
   Telefonica S.A.                                                   286,710       4,248
   Union Fenosa S.A.                                               (c)10,802         231
   -------------------------------------------------------------------------------------
                                                                                  16,826
   =====================================================================================
   SWEDEN (2.0%)
   Alfa Laval AB                                                         950          15
   Assa Abloy AB, Class B                                             12,477         160
   Atlas Copco AB, Class A                                            11,166         415

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  11

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   SWEDEN (CONT'D)
   Atlas Copco AB, Class B                                             5,999    $    206
   Electrolux AB, Class B                                             23,000         442
   Eniro AB                                                            4,500          35
   Holmen AB, Class B                                                  4,000         116
   Modern Times Group AB, Class B                                   (a)1,200          23
   Nordea AB                                                         128,744         930
   Sandvik AB                                                      (c)21,718         743
   Securitas AB, Class B                                              25,740         322
   Skandia Forsakrings AB                                             61,265         254
   Skandinaviska Enskilda Banken AB, Class A                          22,266         323
   Skanska AB                                                         38,951         343
   SKF AB, Class B                                                     6,966         256
   Ssab Svenskt Stal AB, Class A                                       4,850          82
   Svenska Cellulosa AB, Class B                                       9,122         347
   Svenska Handelsbanken, Class A                                     36,136         726
   Swedish Match AB                                                   19,700         202
   Tele2 AB, Class B                                                   3,658         161
   Telefonaktiebolaget LM Ericsson, Class B                       (a)649,042       1,917
   TeliaSonera AB                                                 (c)106,587         453
   Volvo AB, Class A                                                   2,895          97
   Volvo AB, Class B                                                (c)8,685         303
   Wm-Data AB, Class B                                                10,675          24
   -------------------------------------------------------------------------------------
                                                                                   8,895
   =====================================================================================
   SWITZERLAND (5.9%)
   ABB Ltd.                                                        (a)40,437         222
   Adecco S.A. (Registered)                                         (a)6,225         311
   Ciba Specialty Chemicals AG (Registered)                         (a)3,065         221
   Clariant AG (Registered)                                            5,563          82
   Compagnie Financiere Richemont AG, Class A                          6,219         163
   Credit Suisse Group                                             (a)61,856       2,203
   Geberit AG (Registered)                                                74          49
   Givaudan (Registered)                                                 447         259
   Holcim Ltd. (Registered)                                            6,870         374
   Kudelski S.A.                                                   (a)(c)632          18
   Logitech International S.A. (Registered)                         (a)1,820          83
   Lonza Group AG (Registered)                                      (c)1,695          86
   Nestle S.A. (Registered)                                           13,799       3,688
   Novartis AG (Registered)                                          118,911       5,258
   Roche Holding AG (Genusschein)                                     35,275       3,500
   Schindler Holding AG                                                  158          46
   Serono S.A.                                                           567         358
   SGS S.A.                                                              511         280
   STMicroelectronics N.V.                                         (c)23,497         517
   Sulzer AG (Registered)                                                 59          17
   Swatch Group AG (Registered)                                        1,507          40
   Swatch Group AG, Class B                                            1,541         201
   Swiss Reinsurance (Registered)                                     10,712         697
   Swisscom AG (Registered)                                         (c)1,687         559
   Syngenta AG                                                      (a)4,930         414
   UBS AG (Registered)                                                73,197       5,169
   Valora Holding AG                                                      66          15
   Zurich Financial Services AG                                     (a)7,178       1,136
   -------------------------------------------------------------------------------------
                                                                                  25,966
   =====================================================================================
   THAILAND (0.9%)
   Advanced Info Service PCL (Foreign)                            (c)193,400    $    430
   Bangkok Bank PCL                                                (a)76,500         176
   Bangkok Bank PCL (Foreign)                                     (a)147,100         354
   BEC World PCL (Foreign)                                        (d)194,600          86
   Charoen Pokphand Foods PCL                                        484,652          49
   Delta Electronics Thai PCL                                         68,700          39
   Electricity Generating PCL                                         37,156          61
   Hana Microelectronics PCL (Foreign)                                41,580          25
   Kasikornbank PCL                                               (a)123,100         152
   Kasikornbank PCL (Foreign)                                     (a)184,461         234
   Land & Houses PCL                                                 378,839          83
   Land & Houses PCL (Foreign, Registered)                           283,236          67
   National Finance PCL                                              138,900          50
   PTT Exploration & Production PCL                                (c)22,394         147
   PTT PCL (Foreign)                                                 161,100         606
   Sahaviriya Steel Industries PCL                                 (a)91,600          54
   Shin Corp. PCL (Foreign)                                          250,600         223
   Siam Cement PCL                                                    36,936         209
   Siam Cement PCL (Foreign)                                          66,700         398
   Siam City Cement PCL (Foreign)                                     21,700         112
   Siam Commercial Bank PCL (Foreign, Registered)                 (d)109,000         123
   Tisco Finance PCL (Foreign)                                        83,400          56
   -------------------------------------------------------------------------------------
                                                                                   3,734
   =====================================================================================
   UNITED KINGDOM (19.2%)
   3i Group plc                                                       10,052         112
   Aegis Group plc                                                    32,384          53
   Alliance Unichem plc                                                4,158          49
   Amec plc                                                            9,740          48
   Amvescap plc                                                       11,317          77
   ARM Holdings plc                                                   29,501          64
   AstraZeneca plc                                                    82,394       3,709
   Aviva plc                                                         103,616       1,073
   BAA plc                                                            14,368         145
   BAE Systems plc                                                   275,930       1,101
   Balfour Beatty plc                                                  6,575          32
   Barclays plc                                                      244,096       2,086
   Barratt Developments plc                                            7,557          81
   BG Group plc                                                      161,362         997
   BHP Billiton plc                                                  114,478         997
   BOC Group plc                                                      23,757         399
   Boots Group plc                                                    37,405         468
   BP plc                                                            961,039       8,515
   BPB plc                                                            21,675         161
   Brambles Industries plc                                            52,991         205
   British Airways plc                                             (a)24,770         124
   British American Tobacco plc                                       71,394       1,110
   British Land Co. plc                                                6,186          78
   British Sky Broadcasting plc                                       73,407         831
   BT Group plc                                                      429,375       1,551
   Bunzl plc                                                          20,287         170
   Cable & Wireless plc                                           (a)101,574         240
   Cadbury Schweppes plc                                              93,790         812
   Capita Group plc                                                   51,012         296
   Carnival plc                                                        8,437         411
   Centrica plc                                                      137,066         560

12  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  2004 SEMI-ANNUAL REPORT

                                  June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                   VALUE
                                                                      SHARES       (000)
   -------------------------------------------------------------------------------------
   UNITED KINGDOM (CONT'D)
   Cobham plc                                                          3,996    $    102
   Compass Group plc                                                 106,083         649
   Daily Mail & General Trust                                         14,777         196
   Davis Service Group plc                                             2,167          15
   De La Rue plc                                                      22,562         142
   Diageo plc                                                        155,264       2,100
   Dixons Group plc                                                   73,821         222
   Electrocomponents plc                                              29,846         194
   Emap plc                                                            8,639         116
   EMI Group plc                                                      37,867         168
   Enterprise Inns Plc                                                12,896         135
   Exel plc                                                           20,182         282
   FKI plc                                                             7,577          17
   Friends Provident plc                                              78,752         210
   GKN plc                                                            51,505         235
   GlaxoSmithKline plc                                               280,042       5,686
   GUS plc                                                            42,699         657
   Hammerson plc                                                       4,426          56
   Hanson plc                                                         37,662         260
   Hays plc                                                          134,897         301
   HBOS plc                                                          143,514       1,782
   Hilton Group plc                                                   83,061         417
   HSBC Holdings plc                                                 526,984       7,862
   IMI plc                                                            11,243          76
   Imperial Chemical Industries plc                                   59,015         247
   Imperial Tobacco Group plc                                         30,488         659
   Intercontinental Hotels Group plc                                  37,511         398
   Invensys plc                                                    (a)53,738          18
   ITV plc                                                           193,941         408
   Johnson Matthey plc                                                12,387         208
   Kelda Group plc                                                    20,058         183
   Kesa Electricals plc                                               15,520          82
   Kidde plc                                                          18,233          40
   Kingfisher plc                                                     56,585         295
   Land Securities Group plc                                           6,154         130
   Legal & General Group plc                                         295,109         510
   Lloyds TSB Group plc                                              209,941       1,649
   LogicaCMG plc                                                      25,026          83
   Man Group plc                                                       3,684          96
   Marks & Spencer Group plc                                          90,604         598
   MFI Furniture plc                                                   6,439          18
   Misys plc                                                          15,753          57
   Mitchells & Butlers plc                                            27,030         137
   National Grid Transco plc                                         171,861       1,331
   Next plc                                                            3,638          94
   Novar plc                                                           1,596           4
   Pearson plc                                                        38,704         472
   Peninsular & Oriental Steam Navigation Co.                         45,240         181
   Persimmon plc                                                      12,995         149
   Pilkington plc                                                     22,751          40
   Prudential plc                                                     90,071         778
   Rank Group plc                                                     34,332         187
   Reckitt Benckiser plc                                              45,782       1,300
   Reed Elsevier plc                                                  59,969         585
   Rentokil Initial plc                                              147,339    $    387
   Reuters Group plc                                                  72,838         491
   Rexam plc                                                          24,568         200
   Rio Tinto plc                                                      50,421       1,216
   RMC Group plc                                                      12,646         140
   Rolls-Royce Group plc                                             135,099         619
   Rolls-Royce Group plc, Class B                               (a)5,632,700          12
   Royal & Sun Alliance Insurance Group                              133,554         200
   Royal Bank of Scotland Group plc                                  106,269       3,070
   Sage Group plc                                                     70,602         240
   Sainsbury (J) plc                                                  83,572         433
   Scottish & Newcastle plc                                           11,065          87
   Scottish & Southern Energy plc                                     40,177         498
   Scottish Power plc                                                 88,846         645
   Securicor plc                                                       5,088          12
   Serco Group plc                                                    29,265         113
   Severn Trent plc                                                   21,204         307
   Shell Transport & Trading Co. plc (Registered)                    426,717       3,140
   Signet Group plc                                                   28,190          59
   Slough Estates plc                                                  6,119          50
   Smith & Nephew plc                                                 31,748         343
   Smiths Group plc                                                   22,933         311
   Tate & Lyle plc                                                    23,852         143
   Taylor Woodrow plc                                                  5,663          26
   Tesco plc                                                         405,197       1,963
   TI Automotive Ltd., Class A                                   (a)(d)1,505         @--
   Tomkins plc                                                        29,164         146
   Unilever plc                                                      134,564       1,325
   United Business Media plc                                          17,323         160
   United Utilities plc                                                5,482          52
   Vodafone Group plc                                              2,946,251       6,473
   Whitbread plc                                                      18,350         275
   William Hill plc                                                   25,637         258
   Wimpey George plc                                                  14,900         100
   Wolseley plc                                                       35,217         548
   WPP Group plc                                                      60,737         619
   Yell Group plc                                                     26,049         163
   -------------------------------------------------------------------------------------
                                                                                  84,196
   =====================================================================================
     TOTAL COMMON STOCKS (COST $342,919)                                         368,161
   =====================================================================================
   CONVERTIBLE PREFERRED STOCKS (0.0%)
   THAILAND (0.0%)
   Siam Commercial Bank PCL, 5.25% (Foreign)
     (COST $54)                                                       51,768          60
   -------------------------------------------------------------------------------------

                                                                        FACE
                                                                      AMOUNT
                                                                       (000)
   -------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS (20.3%)
   SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
     SECURITIES (8.4%)
   ABN Amro Bank London, 1.13%, 8/12/04                         $      1,458       1,458
   BNP Paribas NY, 1.10%, 8/05/04                                      1,632       1,632
   Calyon NY, 1.57%, 3/04/05                                           2,583       2,583
   Chase Credit Card Master Trust,
     1.25%, 10/15/04                                                     718         718
   CIC NY, 1.11%, 7/30/04                                                897         897
   Ciesco LCC, 1.27%, 8/05/04                                          1,432       1,432

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  13

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                        FACE
                                                                      AMOUNT       VALUE
                                                                       (000)       (000)
   -------------------------------------------------------------------------------------
   SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
     SECURITIES (CONT'D)
   CIT Group Holdings,
     1.20%, 1/31/05                                             $        252    $    252
     1.27%, 2/14/05                                                    1,367       1,367
     1.56%, 9/20/04                                                      662         662
   Dexia Bank NY, 1.10%, 8/31/04                                       2,155       2,155
   Discover Card Master Trust, 1.23%, 5/16/05                          1,195       1,195
   Federal National Mortgage Association,
     1.23%, 8/17/04                                                      739         739
   HSBC USA NY, 1.22%, 8/12/04                                           718         718
   HSH Nordbank AG London, 1.15%, 7/26/04                              3,221       3,221
   Jackson National Life Global Fund,
     1.21%, 1/18/05                                                      898         898
   Landesbank Hessen Thur London,
     1.50%, 11/19/04                                                     898         898
   MBNAM 1997-I A, 1.14%, 8/16/04                                        724         724
   Natexis Banques Populaires NY, 1.65%, 7/01/04                       1,434       1,434
   Nationwide Building Society, 1.59%, 6/30/05                         2,081       2,081
   Royal Bank of Canada NY, 1.26%, 6/27/05                             1,793       1,793
   Sears Credit Account Master Trust,
     1.27%, 10/15/04                                                   1,436       1,436
   Societe Generale London, 1.54%, 11/12/04                              897         897
   Societe Generale NY, 1.57%, 3/03/05                                 1,740       1,740
   UBS Securities LLC, 1.50%, 7/01/04                                  1,403       1,403
   Union Bank of Switzerland Stamford,
     1.13%, 12/20/04                                                   1,794       1,794
   Westdeutsche Landsbank NY, 1.09%, 11/29/04                          2,655       2,655
   -------------------------------------------------------------------------------------
                                                                                  36,782
   =====================================================================================

                                                                      SHARES
   -------------------------------------------------------------------------------------
   INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED
     SECURITIES (0.1%)
   JPMorgan Securities Lending Collateral
     Investment Fund                                                 534,555         535
   -------------------------------------------------------------------------------------

                                                                        FACE
                                                                      AMOUNT
                                                                       (000)
   -------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (11.8%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $51,653                                   $  (f)51,651      51,651
   -------------------------------------------------------------------------------------
     TOTAL SHORT-TERM INVESTMENTS (COST $88,968)                                  88,968
   =====================================================================================
   TOTAL INVESTMENTS (104.1%) (COST $431,941) -- INCLUDING
     $35,197 OF SECURITIES LOANED                                                457,189
   =====================================================================================

                                                                      AMOUNT      AMOUNT
                                                                       (000)       (000)
   -------------------------------------------------------------------------------------
   OTHER ASSETS (4.6%)
     Cash                                                       $         52
     Due from Broker                                                  10,230
     Foreign Currency (Cost $7,943)                                    7,944
     Receivable for Portfolio Shares Sold                                702
     Net Unrealized Appreciation on Foreign
       Currency Exchange Contracts                                       634
     Dividends Receivable                                                502
     Foreign Withholding Tax Reclaim Receivable                          138
     Receivable for Investments Sold                                       2
     Interest Receivable                                                   2
     Other                                                                 7   $  20,213
   -------------------------------------------------------------------------------------
   LIABILITIES (-8.7%)
     Collateral on Securities Loaned, at Value                       (37,317)
     Investment Advisory Fees Payable                                   (565)
     Payable for Portfolio Shares Redeemed                               (94)
     Administrative Fees Payable                                         (60)
     Custodian Fees Payable                                              (22)
     Directors' Fees and Expenses Payable                                (14)
     Distribution Fees, Class B                                           (2)
     Other Liabilities                                                   (51)    (38,125)
   -------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                           $ 439,277
   =====================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                             $ 513,885
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                             5,243
   Accumulated Net Realized Gain (Loss)                                         (106,056)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                  25,248
     Foreign Currency Exchange Contracts and Translations                            660
     Futures Contracts                                                               297
   -------------------------------------------------------------------------------------
   NET ASSETS                                                                  $ 439,277
   =====================================================================================
   CLASS A:
   NET ASSETS                                                                  $ 436,231
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 44,055,216 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                  $    9.90
   =====================================================================================
   CLASS B:
   NET ASSETS                                                                  $   3,046
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 303,559 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                  $   10.03
   =====================================================================================

   (a)    Non-income producing security.
   (c)    All or portion of security on loan at June 30, 2004.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held $279,000 of fair valued securities, representing 0.1% of net assets.

14  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @      Face Amount/Value is less than $500.
   CVA    Certificaten Van Aandelen
   REIT   Real Estate Investment Trust
   RNC    Non-Convertible Savings Shares

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                      NET
     CURRENCY                                 IN                   UNREALIZED
        TO                                 EXCHANGE               APPRECIATION
     DELIVER       VALUE    SETTLEMENT       FOR         VALUE   (DEPRECIATION)
      (000)        (000)       DATE         (000)        (000)        (000)
   ---------------------------------------------------------------------------
   EUR  29,950   $ 36,475     9/16/04    US$  36,238   $ 36,238     $   (237)
   GBP  13,050     23,580     9/16/04    US$  23,663     23,663           83
   US$  81,759     81,759     9/16/04    EUR  67,697     82,447          688
   US$   7,590      7,590     9/16/04    EUR   6,283      7,651           61
   US$   3,244      3,244     9/16/04    EUR   2,680      3,264           20
   US$   3,404      3,404     9/16/04    GBP   1,875      3,388          (16)
   US$  20,153     20,153     9/16/04    GBP  11,175     20,192           39
   US$   1,681      1,681     9/16/04    GBP     925      1,671          (10)
   US$     944        944     9/16/04    SEK   7,150        950            6
                 --------                              --------     --------
                 $178,830                              $179,464     $    634
                 ========                              ========     ========

EUR -- Euro
GBP -- British Pound
SEK -- Swedish Krona

FUTURES CONTRACTS:

   The Portfolio had the following futures contract(s) open at period end:

                                                                 NET
                                                             UNREALIZED
                            NUMBER                          APPRECIATION
                              OF      VALUE    EXPIRATION  (DEPRECIATION)
                          CONTRACTS   (000)       DATE          (000)
   ---------------------------------------------------------------------
   LONG:
   Hang Seng Index
     (Hong Kong)              57     $ 4,491      Jul-04       $   56
   IBEX 35 Index
     (Spain)                  69       6,742      Jul-04          (11)
   OMX 30 Index
     (Sweden)                103         962      Jul-04           30
   CAC 40 Index
     (France)                516      23,621     Sept-04         (111)
   DAX Index
     (Germany)               172      21,430     Sept-04          325
   DJ Euro Stoxx 50
     (Germany)               153       5,256     Sept-04           16
   FTSE 100 Index
     (United Kingdom)         21       1,708     Sept-04          (22)
   MIB 30 Index
     (Italy)                  12       2,073     Sept-04           14
                                                               ------
                                                               $  297
                                                               ======

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                    PERCENT
                                                            VALUE    OF NET
   INDUSTRY                                                 (000)    ASSETS
   ------------------------------------------------------------------------
   Commercial Banks                                      $ 51,916      11.8%
   Pharmaceuticals                                         31,428       7.1
   Oil & Gas                                               28,067       6.4
   Diversified Telecommunication Services                  17,385       4.0
   Automobiles                                             16,082       3.7
   Capital Markets                                         14,723       3.4
   Insurance                                               14,351       3.3
   Household Durables                                      10,758       2.4
   Chemicals                                               10,296       2.3
   Food Products                                            9,890       2.3
   Electric Utilities                                       9,643       2.2
   Wireless Telecommunication Services                      9,587       2.2
   Media                                                    8,620       2.0
   Metals & Mining                                          7,941       1.8
   Electronic Equipment & Instruments                       7,066       1.6
   Machinery                                                6,846       1.6
   Food & Staples Retailing                                 6,760       1.5
   Real Estate                                              6,232       1.4
   Communications Equipment                                 5,469       1.2
   Beverages                                                4,912       1.1
   Industrial Conglomerates                                 4,788       1.1
   Commercial Services & Supplies                           4,461       1.0
   Diversified Financial Services                           4,282       1.0
   Other                                                  165,686      37.7
   ------------------------------------------------------------------------
                                                         $457,189     104.1%
   ========================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  15

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EMERGING MARKETS PORTFOLIO

                                                                                                 VALUE
                                                                                SHARES           (000)
   ---------------------------------------------------------------------------------------------------
   COMMON STOCKS (97.4%)
   (UNLESS OTHERWISE NOTED)
   ARGENTINA (0.1%)
   Tenaris S.A. ADR                                                             32,200     $     1,055
   ---------------------------------------------------------------------------------------------------
   BRAZIL (8.7%)
   Aracruz Celulose S.A. ADR (Preference)                                    (c)71,400           2,332
   Banco Bradesco S.A. (Preference)                                          (a)81,150           3,743
   Banco Bradesco S.A. ADR (Preference)                                      (c)66,350           3,049
   Banco Itau Holding Financeira S.A.
     (Preference)                                                           49,205,606           4,554
   Banco Itau Holding Financeira S.A. ADR
     (Preference)                                                           (c)146,416           6,829
   CEMIG S.A. (Preference)                                                 194,573,000           2,917
   CEMIG S.A. ADR (Preference)                                              (c)152,000           2,283
   Cia Brasileira de Distribuicao Grupo
     Pao de Acucar ADR (Preference)                                          (c)90,800           1,571
   Cia Siderurgica Nacional S.A. ADR                                        (c)187,200           2,276
   CVRD ADR                                                                      4,510             214
   CVRD ADR (Preference)                                                       269,097          10,522
   Gol Linhas Aereas Inteligentes S.A. ADR                               (a)(c)104,200           1,771
   Natura Cosmeticos S.A.                                                   (a)124,000           2,001
   Petrobras S.A. (Preference)                                                  28,943             722
   Petrobras S.A. ADR                                                          355,475           9,978
   Petrobras S.A. ADR (Preference)                                             449,998          11,340
   Telesp Celular Participacoes S.A.
     (Preference)                                                     (a)2,153,843,663           6,786
   Telesp Celular Participacoes S.A. ADR
     (Preference)                                                        (a)(c)309,300           2,437
   Unibanco GDR                                                                145,300           2,873
   Votorantim Celulose e Papel S.A. ADR
     (Preference)                                                           (c)157,500           5,009
   ---------------------------------------------------------------------------------------------------
                                                                                                83,207
   ===================================================================================================
   CHILE (0.7%)
   Enersis S.A. ADR                                                       (c)1,079,100           6,431
   ---------------------------------------------------------------------------------------------------
   CHINA/HONG KONG (6.5%)
   Asia Aluminum Holdings Ltd.                                           (c)26,252,000           2,558
   AviChina Industry & Technology Co., Class H                           (c)11,201,000           1,307
   Byd Co., Ltd., Class H                                                      382,000           1,129
   China Merchants Holdings International
     Co., Ltd.                                                               1,832,000           2,466
   China Oilfield Services Ltd., Class H                                 (c)11,163,000           3,184
   China Petroleum & Chemical Corp., Class H                                 4,732,000           1,729
   China Resources Power Holdings Co.                                  (a)(c)2,579,000           1,455
   CNOOC Ltd.                                                            (c)14,951,000           6,326
   Fountain Set Holdings Ltd.                                             (c)4,305,000           2,870
   Grande Holdings Ltd.                                                      2,119,000           2,065
   Hainan Meilan International Airport Co., Ltd.,
     Class H                                                              (c)2,406,000           1,835
   Hopewell Highway Infrastructure Ltd.                                      4,504,000           2,671
   Huaneng Power International, Inc., Class H                             (c)4,278,000           3,812
   Kingboard Chemicals Holdings                                              1,479,000           2,569
   Lianhua Supermarket Holdings Co., Ltd.,
     Class H                                                              (c)2,158,000           2,172
   Moulin International Holdings Ltd.                                        2,150,000           1,316
   Norstar Founders Group Ltd.                                         (a)(c)3,585,000           1,000
   Ping An Insurance Group Co. of China Ltd.,
     Class H                                                              (a)2,986,000           4,058
   Sansui Electric Co., Ltd.                                              (a)1,059,500     $       331
   Shougang Concord Century Holdings Ltd.                                   12,407,000           1,161
   Sina Corp.                                                             (a)(c)29,100             960
   Sinopec Zhenhai Refining & Chemical
     Co., Ltd., Class H                                                   (c)3,898,000           3,748
   Tom Online, Inc.                                                       (a)3,398,000             575
   TPV Technology Ltd.                                                       6,961,000           4,943
   Victory City International Holdings                                       3,751,000           1,359
   Wumart Stores, Inc.                                                    (a)1,033,000           1,987
   Yanzhou Coal Mining Co., Ltd.                                          (c)1,992,000           2,171
   ---------------------------------------------------------------------------------------------------
                                                                                                61,757
   ===================================================================================================
   COLOMBIA (0.3%)
   BanColombia S.A. ADR                                                        366,200           2,446
   ---------------------------------------------------------------------------------------------------
   EGYPT (1.5%)
   MobiNil                                                                     453,165           5,455
   Orascom Construction Industries                                          (a)590,006           8,752
   Orascom Construction Industries GDR                                        (a)1,304              37
   ---------------------------------------------------------------------------------------------------
                                                                                                14,244
   ===================================================================================================
   INDIA (5.1%)
   ABB Ltd. India                                                              121,000           1,769
   Bharat Heavy Electricals Corp.                                              477,465           5,212
   Cipla Ltd.                                                                  559,665           2,586
   Container Corp. of India Ltd.                                               163,919           2,014
   GlaxoSmithKline Pharmaceuticals Ltd.                                        130,500           1,687
   Grasim Industries Ltd.                                                      110,000           2,420
   Hero Honda Motors Ltd.                                                      239,575           2,645
   Hindalco Industries Ltd.                                                     67,480           1,465
   Hindustan Lever Ltd.                                                        605,260           1,676
   Hindustan Petroleum Corp.                                                   408,000           2,985
   Housing Development Finance Corp.                                           114,000           1,282
   India Info.com PCL                                                    (a)(d)393,611             @--
   Industrial Development Bank of India                                      1,548,000           1,409
   Infosys Technologies Ltd.                                                    35,234           4,233
   Mahanagar Telephone Nigam Ltd.                                              680,000           1,952
   Mahindra & Mahindra Ltd.                                                    152,000           1,461
   Morgan Stanley Growth Fund                                            (k)17,282,900           5,026
   Oil & Natural Gas Corp., Ltd.                                               130,200           1,782
   Punjab National Bank                                                        252,000           1,545
   Siemens India Ltd.                                                           51,000             977
   State Bank of India Ltd.                                                 (d)253,152           2,498
   Steel Authority of India Ltd.                                          (a)1,934,082           1,150
   Tata Iron & Steel Co., Ltd.                                                 175,030           1,145
   ---------------------------------------------------------------------------------------------------
                                                                                                48,919
   ===================================================================================================
   INDONESIA (3.1%)
   Astra International Tbk PT                                                7,015,769           4,107
   Bank Central Asia                                                        14,096,000           2,813
   Bank Internasional Indonesia Tbk PT                                   (a)87,652,000           1,353
   Bank Mandiri Persero Tbk PT                                              26,512,500           3,316
   Bank Rakyat Indonesia                                                 (a)15,567,500           2,775
   Bumi Resources Tbk PT                                                    92,396,000           5,655
   Gudang Garam Tbk PT                                                    (a)1,237,000           1,804
   Indocement Tunggal Prakarsa Tbk PT                                    (a)12,743,000           1,933
   Ramayana Lestari Sentosa Tbk PT                                        (a)6,257,000           2,964
   Telekomunikasi Indonesia Tbk PT                                        (a)4,010,500           3,159
   ---------------------------------------------------------------------------------------------------
                                                                                                29,879
   ===================================================================================================

16  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS PORTFOLIO

                                                                                                 VALUE
                                                                                SHARES           (000)
   ---------------------------------------------------------------------------------------------------
   ISRAEL (1.6%)
   Check Point Software Technologies Ltd.                                   (a)551,484     $    14,885
   ---------------------------------------------------------------------------------------------------
   MALAYSIA (1.2%)
   Commerce Asset Holdings Bhd                                               1,747,000           2,234
   Magnum Corp. Bhd                                                          3,836,000           2,453
   Resorts World Bhd                                                           784,000           1,846
   SP Setia Bhd                                                              2,458,999           2,563
   YTL Corp. Bhd                                                             1,531,000           1,894
   ---------------------------------------------------------------------------------------------------
                                                                                                10,990
   ===================================================================================================
   MEXICO (7.8%)
   America Movil S.A. de C.V., Class L ADR                                     689,303          25,070
   Cemex S.A. de C.V.                                                           98,575             573
   Cemex S.A. de C.V. ADR                                                      244,481           7,115
   Coca-Cola Femsa S.A. de C.V. ADR                                         (c)160,800           3,568
   Fomento Economico Mexicano S.A.
     de C.V. ADR                                                             (c)56,200           2,576
   Grupo Televisa S.A. ADR                                                     356,600          16,143
   Telmex, Class L ADR                                                          97,468           3,243
   Wal-Mart de Mexico S.A. de C.V. ADR                                      (c)153,647           4,556
   Wal-Mart de Mexico S.A. de C.V., Class V                                  3,699,854          11,016
   ---------------------------------------------------------------------------------------------------
                                                                                                73,860
   ===================================================================================================
   PERU (0.7%)
   Cia de Minas Buenaventura S.A. ADR                                          315,800           6,979
   ---------------------------------------------------------------------------------------------------
   POLAND (1.4%)
   Hetman S.A. Norodowy Fundusz Inwestycyjny                                (a)758,047           1,776
   Telekomunikacja Polska S.A.                                                 608,589           2,521
   Telekomunikacja Polska S.A. GDR                                           2,124,700           8,626
   ---------------------------------------------------------------------------------------------------
                                                                                                12,923
   ===================================================================================================
   RUSSIA (8.1%)
   Alliance Cellulose Ltd.                                               (a)(d)592,359             @--
   LUKOIL ADR                                                                  164,234          17,277
   MMC Norilsk Nickel ADR                                                   (c)130,500           7,243
   Mobile Telesystems                                                        (a)63,700           7,803
   Mobile Telesystems ADR                                                       51,600           6,295
   OAO Gazprom ADR (Registered)                                                461,540          13,246
   Surgutneftegaz ADR                                                       (c)163,689           5,353
   Surgutneftegaz ADR (Preferred)                                           (c)119,090           5,121
   Uralsvyazinform ADR                                                         373,500           2,876
   Vimpel-Communications ADR                                                 (a)34,600           3,337
   VolgaTelecom                                                                492,900           2,760
   Yukos                                                                       176,037           5,603
   ---------------------------------------------------------------------------------------------------
                                                                                                76,914
   ===================================================================================================
   SOUTH AFRICA (13.2%)
   African Bank Investments Ltd.                                             6,638,700          12,720
   African Life Assurance Co., Ltd.                                          2,208,913           4,734
   Anglo American Platinum Corp., Ltd.                                         123,600           4,716
   Anglo American plc                                                          680,687          14,048
   Anglo American plc (London Shares)                                                1             @--
   AngloGold Ltd.                                                            (c)88,600           2,913
   AngloGold Ltd. ADR                                                           48,273           1,553
   Edgars Consolidated Stores Ltd.                                             210,000           5,046
   Gold Fields Ltd.                                                            159,380           1,690
   Harmony Gold Mining Co., Ltd.                                               205,900           2,181
   Harmony Gold Mining Co., Ltd. ADR                                        (c)171,700           1,818
   Impala Platinum Holdings Ltd.                                                77,738           5,945
   Iscor Ltd.                                                                  709,300     $     4,446
   Kumba Resources Ltd.                                                        554,838           2,973
   Massmart Holdings Ltd.                                                    1,369,445           7,271
   MTN Group Ltd.                                                            3,290,050          15,225
   Sappi Ltd.                                                                  473,200           7,276
   Sappi Ltd. ADR                                                                9,200             141
   Shoprite Holdings Ltd.                                                    4,979,509           7,600
   Standard Bank Group Ltd.                                                  1,144,880           7,993
   Steinhoff International Holdings Ltd.                                     5,057,021           6,856
   Telkom S.A. Ltd.                                                            696,830           9,001
   ---------------------------------------------------------------------------------------------------
                                                                                               126,146
   ===================================================================================================
   SOUTH KOREA (15.1%)
   Cheil Industries, Inc.                                                      318,380           3,695
   Daewoo Shipbuilding & Marine
     Engineering Co., Ltd.                                                     315,020           3,806
   Daishin Securities Co., Ltd.                                                371,480           4,199
   Daishin Securities Co., Ltd. (Preferred)                                    189,060           1,097
   Handsome Co., Ltd.                                                          399,900           3,311
   Hankook Tire Co., Ltd.                                                    1,024,730           8,965
   Hyundai Department Store Co., Ltd.                                          199,050           4,940
   Hyundai Mobis                                                               221,830           9,857
   Kookmin Bank Ltd.                                                         (a)61,900           1,925
   Korean Airlines Co., Ltd.                                                (a)380,920           4,949
   KT&G Corp.                                                                  190,240           4,400
   LG Investment & Securities Co., Ltd.                                     (a)900,490           6,450
   Orion Corp.                                                                  48,650           3,009
   Pusan Bank                                                                  303,040           1,680
   Samsung Electronics Co., Ltd.                                                98,573          40,727
   Samsung Electronics Co., Ltd. (Preferred)                                    24,290           6,375
   Samsung SDI Co., Ltd.                                                       272,910          28,721
   Shinhan Financial Group Co., Ltd.                                           180,660           2,629
   SK Telecom Co., Ltd.                                                          5,060             833
   STX Shipbuilding Co., Ltd.                                                  238,770           2,503
   ---------------------------------------------------------------------------------------------------
                                                                                               144,071
   ===================================================================================================
   TAIWAN (10.7%)
   Acer, Inc.                                                                2,099,207           2,958
   Asia Optical Co., Inc.                                                    1,321,200           8,029
   Catcher Technology Co., Ltd.                                                524,000           1,678
   Cathay Financial Holding Co., Ltd.                                        1,222,000           2,202
   Cheng Shin Rubber Industry Co., Ltd.                                      1,791,000           2,347
   China Development Financial Holding Corp.                                10,417,000           5,337
   Chinatrust Financial Holding Co., Ltd.                                    5,446,972           6,085
   CTCI Corp.                                                                4,981,000           2,463
   Cyberlink Corp.                                                             704,000           1,741
   Evergreen Marine Corp.                                                    3,848,700           3,256
   Faraday Technology Corp.                                                    474,000             889
   Fubon Financial Holding Co., Ltd.                                         3,584,000           3,128
   HON HAI Precision Industry Co., Ltd.                                      2,395,560           8,920
   Infortrend Technology, Inc.                                               1,343,900           3,843
   Kaulin Manufacturing Co., Ltd.                                            1,055,000           1,446
   Largan Precision Co., Ltd.                                                  401,580           3,852
   MediaTek, Inc.                                                              735,000           5,868
   Novatek Microelectronics Corp., Ltd.                                        824,400           2,726
   Phoenixtec Power Co., Ltd.                                             (a)2,575,355           2,532
   Polaris Securities Co., Ltd.                                           (a)6,756,120           3,562
   Richtek Technology Corp.                                                 (a)277,000             804

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  17

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS PORTFOLIO

                                                                                                 VALUE
                                                                                SHARES           (000)
   ---------------------------------------------------------------------------------------------------
   TAIWAN (CONT'D)
   Springsoft, Inc.                                                          1,195,000     $     2,741
   Sunplus Technology Co., Ltd.                                              1,646,000           2,868
   Taishin Financial Holdings Co., Ltd.                                      4,464,000           3,683
   Taiwan Cellular Corp.                                                     3,546,000           3,380
   Taiwan Cement Corp.                                                      12,058,940           5,460
   Taiwan Navigation Co., Ltd.                                                 629,000             437
   Tsann Kuen Enterprise Co.                                                 1,290,000           1,614
   Waffer Technology Co., Ltd.                                               1,430,000           2,897
   Ya Hsin Industrial Co., Ltd.                                              4,143,000           5,122
   ---------------------------------------------------------------------------------------------------
                                                                                               101,868
   ===================================================================================================
   THAILAND (6.5%)
   Advanced Info Sevice PCL (Foreign)                                        2,321,500           5,161
   Asian Property Development PCL                                           14,164,700           1,495
   Bangkok Bank PCL (Foreign)                                       (a)(c)(d)4,510,200          10,853
   Banpu PCL (Foreign)                                                         716,200           2,327
   CP Seven Eleven PCL (Foreign)                                             1,906,600           2,864
   Italian-Thai Development PCL (Foreign)                                (c)16,500,700           4,071
   Kasikornbank PCL (Foreign)                                          (a)(d)3,467,700           4,405
   Kasikornbank PCL NVDR                                            (a)(c)(d)2,506,100           3,092
   Krung Thai Bank PCL (Foreign)                                         (c)15,541,000           4,176
   Lalin Property PCL (Foreign)                                              4,420,600             718
   Land & Houses PCL (Foreign, Registered)                               (c)12,681,300           3,020
   MBK PCL (Foreign)                                                           765,700             945
   PTT PCL (Foreign)                                                      (c)1,493,200           5,617
   Ratchaburi Electricity Generating
     Holding PCL (Foreign)                                                   1,063,600             961
   Siam City Bank PCL (Foreign, Registered)                                  1,825,700           1,106
   Siam Commercial Bank PCL (Foreign,
     Registered)                                                       (c)(d)2,389,100           2,699
   Siam Makro Company PCL (Foreign)                                            457,800             593
   Sino Thai Engineering & Construction
     PCL (Foreign)                                                        (c)5,932,300           1,609
   Thai Airways International (Foreign)                                      2,140,400           2,954
   Thai Plastics & Chemical PCL (Foreign)                                      240,200           1,086
   Total Access Communication PCL                                           (a)819,600           2,123
   ---------------------------------------------------------------------------------------------------
                                                                                                61,875
   ===================================================================================================
   TURKEY (4.8%)
   Akbank T.A.S                                                          1,892,748,911           6,944
   Akcansa Cimento A.S                                                   1,642,280,750           3,317
   Arcelik A.S                                                          (a)896,413,550           4,435
   Enka Insaat ve Sanayi A.S                                               160,021,914           3,285
   Hurriyet Gazetecilik ve Matbaacilik
     A.S                                                                 1,955,379,100           5,364
   Trakya Cam Sanayii A.S                                                1,215,845,826           2,783
   Turkcell Iletisim Hizmet A.S                                            562,813,300           6,933
   Turkiye Garanti Bankasi A.S                                        (a)1,680,742,400           5,007
   Turkiye IS Bankasi, Class C                                           1,167,185,760           4,243
   Yapi Ve Kredi Bankasi A.S                                          (a)1,568,490,900           3,748
   ---------------------------------------------------------------------------------------------------
                                                                                                46,059
   ===================================================================================================
   VENEZUELA (0.3%)
   CANTV ADR                                                                   156,765           3,159
   ---------------------------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $836,992)                                                       927,667
   ===================================================================================================

                                                                                  FACE
                                                                                AMOUNT           VALUE
                                                                                 (000)           (000)
   ---------------------------------------------------------------------------------------------------
   FIXED INCOME SECURITIES (0.9%)
   INDIA (0.0%)
   DCM Shriram Industries Ltd.
     (expired maturity)                                             INR      (b)(d)677     $       @--
   Saurashtra Cement & Chemicals Ltd.
     (expired maturity)                                                      (b)(d)700             @--
   ---------------------------------------------------------------------------------------------------
                                                                                                   @--
   ===================================================================================================
   RUSSIA (0.9%)
   MCSI Holding Ltd. (Secured Notes)                                   $     (d)10,337           8,787
   ---------------------------------------------------------------------------------------------------
     TOTAL FIXED INCOME SECURITIES (COST $11,886)                                                8,787
   ===================================================================================================
   SHORT-TERM INVESTMENTS (7.9%)
   SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
     SECURITIES (7.4%)
   ABN Amro Bank London, 1.13%, 8/12/04                                          2,782           2,782
   BNP Paribas NY, 1.10%, 8/05/04                                                3,114           3,114
   Calyon NY, 1.57%, 3/04/05                                                     4,928           4,928
   Chase Credit Card Master Trust,
     1.25%, 10/15/04                                                             1,369           1,369
   CIC NY, 1.11%, 7/30/04                                                        1,711           1,711
   Ciesco LCC, 1.27%, 8/05/04                                                    2,733           2,733
   CIT Group Holdings,
     1.20%, 1/31/05                                                                482             482
     1.27%, 2/14/05                                                              2,609           2,609
     1.56%, 9/20/04                                                              1,264           1,264
   Dexia Bank NY, 1.10%, 8/31/04                                                 4,111           4,111
   Discover Card Master Trust,
     1.23%, 5/16/05                                                              2,281           2,281
   Federal National Mortgage Association,
     1.23%, 8/17/04                                                              1,410           1,410
   HSBC USA NY, 1.22%, 8/12/04                                                   1,369           1,369
   HSH Nordbank AG London, 1.15%, 7/26/04                                        6,145           6,145
   Jackson National Life Global Fund,
     1.21%, 1/18/05                                                              1,714           1,714
   Landesbank Hessen Thur London,
     1.50%, 11/19/04                                                             1,713           1,713
   MBNAM 1997-I A, 1.14%, 8/16/04                                                1,381           1,381
   Natexis Banques Populaires NY,
     1.65%, 7/01/04                                                              2,737           2,737
   Nationwide Building Society,
     1.59%, 6/30/05                                                              3,970           3,970
   Royal Bank of Canada NY, 1.26%, 6/27/05                                       3,421           3,421
   Sears Credit Account Master Trust,
     1.27%, 10/15/04                                                             2,739           2,739
   Societe Generale London, 1.54%, 11/12/04                                      1,711           1,711
   Societe Generale NY, 1.57%, 3/03/05                                           3,319           3,319
   UBS Securities LLC, 1.50%, 7/01/04                                            2,678           2,678
   Union Bank of Switzerland Stamford,
     1.13%, 12/20/04                                                             3,422           3,422
   Westdeutsche Landsbank NY,
     1.09%, 11/29/04                                                             5,065           5,065
   ---------------------------------------------------------------------------------------------------
                                                                                                70,178
   ===================================================================================================

                                                                                SHARES
   ---------------------------------------------------------------------------------------------------
   INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
   JPMorgan Securities Lending Collateral
     Investment Fund                                                         1,019,886           1,020
   ---------------------------------------------------------------------------------------------------

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS PORTFOLIO

                                                                                  FACE
                                                                                AMOUNT           VALUE
                                                                                 (000)           (000)
   ---------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (0.4%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $4,461                                           $      (f)4,461     $     4,461
   ---------------------------------------------------------------------------------------------------
     TOTAL SHORT-TERM INVESTMENT (COST $75,659)                                                 75,659
   ===================================================================================================
   TOTAL INVESTMENTS (106.2%) (COST $924,537) -- INCLUDING
     $68,708 OF SECURITIES LOANED                                                            1,012,113
   ===================================================================================================

                                                                                AMOUNT
                                                                                 (000)
   ---------------------------------------------------------------------------------------------------
   OTHER ASSETS (2.1%)
     Receivable for Investments Sold                                            12,984
     Dividends Receivable                                                        2,730
     Foreign Currency (Cost $2,140)                                              2,130
     Receivable for Portfolio Shares Sold                                        1,893
     Foreign Withholding Tax Reclaim
       Receivable                                                                  374
     Other                                                                          17          20,128
   ---------------------------------------------------------------------------------------------------
   LIABILITIES (-8.3%)
     Collateral on Securities Loaned, at Value                                 (71,198)
     Payable for Investments Purchased                                          (4,281)
     Investment Advisory Fees Payable                                           (3,216)
     Payable for Portfolio Shares Redeemed                                        (147)
     Administrative Fees Payable                                                  (132)
     Custodian Fees Payable                                                       (114)
     Directors' Fees and Expenses Payable                                          (60)
     Distribution Fees, Class B                                                    (36)
     Net Unrealized Depreciation on Foreign
       Currency Exchange Contracts                                                 (31)
     Other Liabilities                                                            (113)        (79,328)
   ---------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                       $   952,913
   ===================================================================================================
   Net Assets Consist Of:
   Paid-in Capital                                                                         $ 1,126,793
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                                           1,212
   Accumulated Net Realized Gain (Loss)                                                       (262,628)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                                87,576
     Foreign Currency Exchange Contracts and Translations                                          (40)
   ---------------------------------------------------------------------------------------------------
   NET ASSETS                                                                              $   952,913
   ===================================================================================================
   CLASS A:

   NET ASSETS                                                                              $   899,085
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 59,243,565 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                              $     15.18
   ===================================================================================================
   CLASS B:

   NET ASSETS                                                                              $    53,828
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 3,587,123 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                              $     15.01
   ===================================================================================================

   (a)    Non-income producing security.
   (b)    Security is in default.
   (c)    All or portion of security on loan at June 30, 2004.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held $32,334,000 of fair valued securities, representing 3.4% of net assets.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   (k) The Morgan Stanley Growth Fund, acquired at a cost of $4,559,000, is advised by an affiliate of the Adviser. During the six months ended June 30, 2004, the Portfolio had no purchases or sales of this security. The Portfolio derived $572,281 of income from this security during the six months ended June 30, 2004.
   @      Face Amount/Value is less than $500.
   ADR    American Depositary Receipt
   GDR    Global Depositary Receipt
   INR    Indian Rupee
   NVDR   Non Voting Depositary Receipt

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                                    NET
          CURRENCY                                    IN                         UNREALIZED
             TO                                    EXCHANGE                     APPRECIATION
          DELIVER           VALUE   SETTLEMENT       FOR            VALUE      (DEPRECIATION)
           (000)            (000)      DATE         (000)           (000)           (000)
   ------------------------------------------------------------------------------------------
   MXN            1,240     $  108    7/2/04     US$      107       $  107          $ (1)
   TRL    1,254,951,245        845    7/1/04     US$      839          839            (6)
   TRL    1,079,095,492        726    7/2/04     US$      725          725            (1)
   ZAR            1,302        211    7/1/04     US$      207          207            (4)
   ZAR            6,654      1,079    7/7/04     US$    1,060        1,060           (19)
   US$              169        169    7/1/04     BRL      524          170             1
   US$                4          4    7/2/04     HKD       28            4           @--
   US$              237        237    7/2/04     THB    9,714          237           @--
   US$              392        392    7/2/04     THB   16,022          391            (1)
                            ------                                  ------          ----
                            $3,771                                  $3,740          $(31)
                            ======                                  ======          ====

   BRL -- Brazilian Real
   HKD -- Hong Kong Dollar
   MXN -- Mexican Peso
   THB -- Thai Baht
   TRL -- Turkish Lira
   ZAR -- South African Rand

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  19

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS PORTFOLIO

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                               PERCENT
                                                     VALUE      OF NET
   INDUSTRY                                          (000)      ASSETS
   -------------------------------------------------------------------
   Commercial Banks                             $  117,043        12.3%
   Oil & Gas                                        92,288         9.7
   Metals & Mining                                  83,430         8.7
   Semiconductors & Semiconductor Equipment         59,453         6.3
   Electronic Equipment & Instruments               46,461         4.9
   Diversified Telecommunication Services           43,323         4.5
   Food & Staples Retailing                         34,878         3.7
   Diversified Financial Services                   24,436         2.6
   Auto Components                                  23,330         2.5
   Media                                            21,507         2.3
   Electric Utilities                               19,753         2.1
   Software                                         19,366         2.0
   Construction Materials                           18,397         1.9
   Household Durables                               18,203         1.9
   Construction & Engineering                       16,932         1.8
   Electrical Equipment                             14,892         1.6
   Paper & Forest Products                          14,758         1.6
   Multiline Retail                                 12,655         1.3
   Leisure Equipment & Products                     11,881         1.2
   Capital Markets                                  11,747         1.2
   Computers & Peripherals                          11,744         1.2
   Insurance                                        10,995         1.1
   Airlines                                          9,675         1.0
   Specialty Retail                                  9,972         1.0
   Other                                           264,994        27.8
   -------------------------------------------------------------------
                                                $1,012,113       106.2%
   ===================================================================

20  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EUROPEAN REAL ESTATE PORTFOLIO

                                                                                                 VALUE
                                                                                SHARES           (000)
   ---------------------------------------------------------------------------------------------------
   COMMON STOCKS (94.6%)
   BELGIUM (1.1%)
   Cofinimmo                                                                     2,913     $       395
   ---------------------------------------------------------------------------------------------------
   FINLAND (2.3%)
   Sponda Oyj                                                                   94,194             804
   ---------------------------------------------------------------------------------------------------
   FRANCE (17.4%)
   Bail Investissement                                                          15,331             507
   Gecina S.A.                                                                  31,858           2,509
   Klepierre                                                                     4,928             338
   Silic                                                                         2,149             149
   Societe Fonciere Lyonnaise                                                    9,422             436
   Unibail                                                                      19,757           2,048
   ---------------------------------------------------------------------------------------------------
                                                                                                 5,987
   ===================================================================================================
   GERMANY (1.7%)
   IVG Immobilien AG                                                            47,403             571
   ---------------------------------------------------------------------------------------------------
   ITALY (6.0%)
   Aedes S.p.A.                                                             (a)127,370             606
   Beni Stabili S.p.A.                                                       1,921,992           1,453
   ---------------------------------------------------------------------------------------------------
                                                                                                 2,059
   ===================================================================================================
   NETHERLANDS (11.5%)
   AM N.V.                                                                      62,822             590
   Corio N.V.                                                                   10,089             430
   Eurocommercial Properties N.V.                                               11,131             339
   Rodamco Europe N.V.                                                          35,778           2,166
   Vastned Offices/Industrial N.V.                                               5,600             133
   Wereldhave N.V.                                                               3,732             308
   ---------------------------------------------------------------------------------------------------
                                                                                                 3,966
   ===================================================================================================
   NORWAY (1.0%)
   Steen & Strom ASA                                                         (a)20,500             356
   ---------------------------------------------------------------------------------------------------
   SPAIN (7.0%)
   Inmobiliaria Colonial S.A.                                                   44,259           1,133
   Inmobiliaria Urbis S.A.                                                      50,384             557
   Metrovacesa S.A.                                                             18,579             713
   ---------------------------------------------------------------------------------------------------
                                                                                                 2,403
   ===================================================================================================
   SWEDEN (1.8%)
   Castellum AB                                                                 10,895             262
   Fabege AB                                                                 (a)26,418             345
   Hufvudstaden AB, Class A                                                      5,803              28
   ---------------------------------------------------------------------------------------------------
                                                                                                   635
   ===================================================================================================
   SWITZERLAND (1.9%)
   PSP Swiss Property AG                                                        17,503             637
   ---------------------------------------------------------------------------------------------------
   UNITED KINGDOM (42.9%)
   Benchmark Group plc                                                          13,100              66
   British Land Co. plc                                                        219,231           2,766
   Brixton plc                                                                  24,300             128
   Capital & Regional plc                                                       39,296             384
   CLS Holdings plc                                                          (a)44,306             257
   Derwent Valley Holdings plc                                                  13,309             210
   Freeport plc                                                                147,713             898
   Great Portland Estates plc                                                   30,900             145
   Hammerson plc                                                               108,242           1,372
   Land Securities Group plc                                                   140,130           2,955
   Liberty International plc                                                   137,909           1,909
   London Merchant Securities plc                                               59,085             186
   Minerva plc                                                                 166,873     $       744
   Pillar Property plc                                                          41,959             444
   Shaftesbury plc                                                              31,393             150
   Slough Estates plc                                                          144,196           1,177
   Unite Group plc                                                             274,494             986
   ---------------------------------------------------------------------------------------------------
                                                                                                14,777
   ===================================================================================================
     TOTAL COMMON STOCKS (COST $26,198)                                                         32,590
   ===================================================================================================

                                                                                  FACE
                                                                                AMOUNT
                                                                                 (000)
   ---------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (2.4%)
   REPURCHASE AGREEMENT (2.4%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $827
     (COST $827)                                                            $   (f)827             827
   ---------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (97.0%) (COST $27,025)                                                     33,417
   ===================================================================================================

                                                                                AMOUNT
                                                                                 (000)
   ---------------------------------------------------------------------------------------------------
   OTHER ASSETS (3.2%)
     Cash                                                                          103
     Foreign Currency (Cost $886)                                                  886
     Dividends Receivable                                                           77
     Foreign Withholding Tax Reclaim Receivable                                     56
     Receivable for Portfolio Shares Sold                                            2
     Other                                                                           1           1,125
   ---------------------------------------------------------------------------------------------------
   LIABILITIES (-0.2%)
     Payable for Investments Purchased                                             (41)
     Investment Advisory Fees Payable                                              (13)
     Administrative Fees Payable                                                    (6)
     Custodian Fees Payable                                                         (6)
     Directors' Fees and Expenses Payable                                           (1)
     Distribution Fees, Class B                                                     (1)
     Other Liabilities                                                             (13)            (81)
   ---------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                       $    34,461
   ===================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                         $    29,809
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                                             327
   Accumulated Net Realized Gain (Loss)                                                         (2,076)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                                 6,392
     Foreign Currency Translations                                                                   9
   ---------------------------------------------------------------------------------------------------
   NET ASSETS                                                                              $    34,461
   ===================================================================================================
   CLASS A:

   NET ASSETS                                                                              $    33,393
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 1,953,698 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                              $     17.09
   ===================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  21

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EUROPEAN REAL ESTATE PORTFOLIO

                                                                   AMOUNT
                                                                    (000)
   ----------------------------------------------------------------------
   CLASS B:

   NET ASSETS                                                    $  1,068
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 62,342 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                    $  17.13
   ======================================================================

   (a)    Non-income producing security.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                  PERCENT
                                                      VALUE        OF NET
   INDUSTRY                                           (000)        ASSETS
   ----------------------------------------------------------------------
   Diversified                                      $19,588          56.8%
   Office & Industrial                                7,774          22.6
   Office Buildings                                   1,976           5.7
   Apartments                                         1,614           4.7
   Factory Outlets                                      898           2.6
   Shopping Centers                                     740           2.2
   Other                                                827           2.4
   ----------------------------------------------------------------------
                                                    $33,417          97.0%
   ======================================================================

22  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   GLOBAL FRANCHISE PORTFOLIO

                                                                                              VALUE
                                                                                SHARES        (000)
   ------------------------------------------------------------------------------------------------
   COMMON STOCKS (95.7%)
   CANADA (2.6%)
   Torstar Corp., Class B                                                       84,640     $  1,712
   ------------------------------------------------------------------------------------------------
   FINLAND (4.7%)
   Kone Oyj, Class B                                                            50,925        3,085
   ------------------------------------------------------------------------------------------------
   FRANCE (6.5%)
   Aventis S.A.                                                                 17,605        1,332
   Groupe Danone                                                                33,808        2,956
   ------------------------------------------------------------------------------------------------
                                                                                              4,288
   ================================================================================================
   ITALY (0.5%)
   Davide Campari-Milano S.p.A.                                                  6,792          336
   ------------------------------------------------------------------------------------------------
   NETHERLANDS (6.3%)
   Reed Elsevier N.V.                                                          141,907        1,997
   Royal Numico N.V. CVA                                                     (a)67,040        2,159
   ------------------------------------------------------------------------------------------------
                                                                                              4,156
   ================================================================================================
   SPAIN (3.7%)
   Altadis S.A.                                                                 31,858          987
   Zardoya Otis S.A.                                                            68,199        1,438
   ------------------------------------------------------------------------------------------------
                                                                                              2,425
   ================================================================================================
   SWEDEN (4.1%)
   Swedish Match AB                                                            263,841        2,703
   ------------------------------------------------------------------------------------------------
   SWITZERLAND (8.0%)
   Nestle S.A. (Registered)                                                     11,514        3,078
   Novartis AG (Registered)                                                     50,919        2,251
   ------------------------------------------------------------------------------------------------
                                                                                              5,329
   ================================================================================================
   UNITED KINGDOM (40.8%)
   Allied Domecq plc                                                           335,682        2,874
   British American Tobacco plc                                                331,171        5,149
   Cadbury Schweppes plc                                                       486,488        4,211
   Capital Radio plc                                                           156,051        1,249
   Diageo plc                                                                  211,042        2,855
   GlaxoSmithKline plc                                                         114,330        2,322
   Imperial Tobacco Group plc                                                   98,413        2,127
   Reckitt Benckiser plc                                                       118,308        3,360
   SMG plc                                                                     781,880        1,668
   WPP Group plc                                                               120,363        1,226
   ------------------------------------------------------------------------------------------------
                                                                                             27,041
   ================================================================================================
   UNITED STATES (18.5%)
   Altria Group, Inc.                                                           54,690        2,737
   Bristol-Myers Squibb Co.                                                     69,874        1,712
   Brown-Forman Corp., Class B                                                  15,469          747
   Fortune Brands, Inc.                                                          9,111          687
   Kimberly-Clark Corp.                                                         25,551        1,684
   Merck & Co., Inc.                                                            49,791        2,365
   New York Times Co. (The), Class A                                            52,229        2,335
   ------------------------------------------------------------------------------------------------
                                                                                             12,267
   ================================================================================================
     TOTAL COMMON STOCKS (COST $47,239)                                                      63,342
   ================================================================================================

                                                                                  FACE
                                                                                AMOUNT        VALUE
                                                                                 (000)        (000)
   ------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (3.5%)
   REPURCHASE AGREEMENT (3.5%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $2,333
     (COST $2,333)                                                          $ (f)2,333     $  2,333
   ------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.2%) (COST $49,572)                                                  65,675
   ================================================================================================

                                                                                AMOUNT
                                                                                 (000)
   ------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.0%)
     Cash                                                                            1
     Foreign Currency (Cost $235)                                                  236
     Dividends Receivable                                                          170
     Foreign Withholding Tax Reclaim Receivable                                    137
     Net Unrealized Appreciation on Foreign
       Currency Exchange Contracts                                                  90
     Receivable for Investments Sold                                                34
     Other                                                                           1          669
   ------------------------------------------------------------------------------------------------
   LIABILITIES (-0.2%)
     Investment Advisory Fees Payable                                             (103)
     Administrative Fees Payable                                                   (12)
     Custodian Fees Payable                                                         (5)
     Distribution Fees, Class B                                                     (2)
     Payable for Portfolio Shares Redeemed                                          (2)
     Other Liabilities                                                             (31)        (155)
   ------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                       $ 66,189
   ================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                         $ 45,355
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                                          739
   Accumulated Net Realized Gain (Loss)                                                       3,880
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                             16,103
     Foreign Currency Exchange Contracts and Translations                                       112
   ------------------------------------------------------------------------------------------------
   NET ASSETS                                                                              $ 66,189
   ================================================================================================
   CLASS A:
   NET ASSETS                                                                              $ 62,671
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 4,148,886 outstanding $0.001 par
       value shares (authorized 500,000,000 shares)                                        $  15.11
   ================================================================================================
   CLASS B:
   NET ASSETS                                                                              $  3,518
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 234,260 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                              $  15.02
   ================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  23

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   GLOBAL FRANCHISE PORTFOLIO

   (a)    Non-income producing security.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   CVA    Certificaten Van Aandelen

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                   NET
     CURRENCY                              IN                  UNREALIZED
        TO                              EXCHANGE               APPRECIATION
     DELIVER      VALUE   SETTLEMENT      FOR        VALUE   (DEPRECIATION)
      (000)       (000)      DATE        (000)       (000)        (000)
   ------------------------------------------------------------------------
   EUR      15   $    19    7/1/04    US$      19   $    19       $  @--
   EUR      10        12    7/2/04    US$      12        12          @--
   GBP   7,625    13,832    8/4/04    US$  13,922    13,922           90
                 -------                            -------       ------
                 $13,863                            $13,953       $   90
                 =======                            =======       ======

EUR -- Euro
GBP -- British Pound
@   -- Face Amount/Value is less than $500.

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                   PERCENT
                                                          VALUE     OF NET
   INDUSTRY                                               (000)     ASSETS
   -----------------------------------------------------------------------
   Tobacco                                              $13,704      20.7%
   Food Products                                         12,404      18.8
   Media                                                 10,187      15.4
   Pharmaceuticals                                        9,982      15.1
   Beverages                                              6,811      10.3
   Household Products                                     5,043       7.6
   Machinery                                              4,524       6.8
   Household Durables                                       687       1.0
   Other                                                  2,333       3.5
   -----------------------------------------------------------------------
                                                        $65,675      99.2%
   =======================================================================

24  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT
                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   GLOBAL VALUE EQUITY PORTFOLIO

                                                                                                         VALUE
                                                                                            SHARES       (000)
   -----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (94.4%)
   AUSTRALIA (0.9%)
   National Australia Bank Ltd.                                                             37,670    $    786
   -----------------------------------------------------------------------------------------------------------
   BERMUDA (1.3%)
   Tyco International Ltd.                                                                   9,122         302
   XL Capital Ltd., Class A                                                                 11,779         889
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,191
   ===========================================================================================================
   DENMARK (0.5%)
   Danisco A/S                                                                               9,258         478
   -----------------------------------------------------------------------------------------------------------
   FRANCE (5.8%)
   Aventis S.A.                                                                             13,978       1,058
   BNP Paribas S.A.                                                                         17,096       1,054
   Cie de Saint-Gobain                                                                       5,476         273
   Groupe Danone                                                                             5,862         512
   Lafarge S.A.                                                                             11,933       1,067
   Total S.A.                                                                                6,245       1,193
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,157
   ===========================================================================================================
   GERMANY (1.8%)
   BASF AG                                                                                  19,364       1,038
   Porsche AG (Non-Voting Shares)                                                              772         518
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,556
   ===========================================================================================================
   HONG KONG (0.5%)
   HongKong Electric Holdings Ltd.                                                         106,680         442
   -----------------------------------------------------------------------------------------------------------
   IRELAND (1.1%)
   Bank of Ireland (London Shares)                                                          73,474         982
   -----------------------------------------------------------------------------------------------------------
   ITALY (2.6%)
   ENI S.p.A.                                                                               66,293       1,319
   Telecom Italia S.p.A. RNC                                                               426,385         944
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,263
   ===========================================================================================================
   JAPAN (10.8%)
   Canon, Inc.                                                                              19,000       1,004
   Fuji Photo Film Co., Ltd.                                                                37,000       1,163
   Kao Corp.                                                                                43,000       1,039
   Mitsui Sumitomo Insurance Co., Ltd.                                                      50,000         471
   Nippon Telegraph & Telephone Corp.                                                          134         718
   Rohm Co., Ltd.                                                                            5,100         612
   Sankyo Co., Ltd.                                                                         21,800         474
   Sekisui House Ltd.                                                                       68,000         757
   Sumitomo Electric Industries Ltd.                                                        81,000         828
   Takeda Chemical Industries Ltd.                                                          28,700       1,263
   Toyota Motor Corp.                                                                       10,200         414
   Yamanouchi Pharmaceutical Co., Ltd.                                                      26,400         890
   -----------------------------------------------------------------------------------------------------------
                                                                                                         9,633
   ===========================================================================================================
   NETHERLANDS (4.4%)
   Heineken N.V.                                                                            13,172         434
   ING Groep N.V. CVA                                                                       19,247         455
   Koninklijke Philips Electronics N.V.                                                     14,769         399
   Royal Dutch Petroleum Co. (NY Shares)                                                    33,915       1,752
   Unilever N.V. CVA                                                                        13,239         906
   -----------------------------------------------------------------------------------------------------------
                                                                                                         3,946
   ===========================================================================================================
   SOUTH KOREA (1.0%)
   Samsung Electronics Co., Ltd. GDR (Registered)                                            1,142         235
   SK Telecom Co., Ltd. ADR                                                                 31,646    $    664
   -----------------------------------------------------------------------------------------------------------
                                                                                                           899
   ===========================================================================================================
   SPAIN (1.0%)
   Telefonica S.A.                                                                          57,822         857
   -----------------------------------------------------------------------------------------------------------
   SWITZERLAND (7.2%)
   Converium Holding AG                                                                     19,188       1,000
   Holcim Ltd. (Registered)                                                                 10,941         596
   Nestle S.A. (Registered)                                                                  6,718       1,796
   Novartis AG (Registered)                                                                 16,393         725
   Roche Holding AG (Genusschein)                                                            4,419         439
   Syngenta AG                                                                           (a)12,406       1,042
   UBS AG (Registered)                                                                      12,030         850
   -----------------------------------------------------------------------------------------------------------
                                                                                                         6,448
   ===========================================================================================================
   UNITED KINGDOM (18.5%)
   Allied Domecq plc                                                                       137,198       1,175
   Amvescap plc                                                                             55,676         381
   BAA plc                                                                                  57,635         580
   Barclays plc                                                                             98,796         844
   Cadbury Schweppes plc                                                                   166,151       1,438
   Diageo plc                                                                               75,634       1,023
   GlaxoSmithKline plc                                                                     101,956       2,070
   National Grid Transco plc                                                                62,995         488
   Prudential plc                                                                           54,325         469
   Reed Elsevier plc                                                                       224,012       2,185
   Rentokil Initial plc                                                                    134,708         354
   Rolls-Royce Group plc                                                                   172,666         791
   Rolls-Royce Group plc, Class B                                                     (a)8,633,300          19
   Royal Bank of Scotland Group plc                                                         50,734       1,466
   Scottish & Southern Energy plc                                                           61,382         761
   Vodafone Group plc                                                                      655,182       1,439
   WPP Group plc                                                                            48,583         495
   Yell Group plc                                                                           88,178         553
   -----------------------------------------------------------------------------------------------------------
                                                                                                        16,531
   ===========================================================================================================
   UNITED STATES (37.0%)
   Alcoa, Inc.                                                                              25,941         857
   Altria Group, Inc.                                                                       34,747       1,739
   BellSouth Corp.                                                                          16,879         443
   BJ's Wholesale Club, Inc.                                                             (a)28,792         720
   Boeing Co. (The)                                                                         25,939       1,325
   Boise Cascade Corp.                                                                      12,118         456
   Bristol-Myers Squibb Co.                                                                 35,443         868
   ChevronTexaco Corp.                                                                       6,687         629
   Citigroup, Inc.                                                                          22,958       1,068
   Coca Cola Co. (The)                                                                       9,878         499
   DuPont (E.I.) De Nemours & Co.                                                            5,170         230
   Emerson Electric Co.                                                                      4,698         299
   Exxon Mobil Corp.                                                                        12,675         563
   First Data Corp.                                                                         23,991       1,068
   Gap, Inc. (The)                                                                          12,431         301
   General Dynamics Corp.                                                                    8,840         878
   Georgia-Pacific Corp.                                                                    17,970         664
   Hewlett-Packard Co.                                                                      44,030         929
   International Business Machines Corp.                                                    20,411       1,799
   Kimberly-Clark Corp.                                                                     13,720         904
   Kroger Co.                                                                            (a)39,386         717

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  25

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   GLOBAL VALUE EQUITY PORTFOLIO

                                                                                                         VALUE
                                                                                            SHARES       (000)
   -----------------------------------------------------------------------------------------------------------
   UNITED STATES (CONT'D)
   Loews Corp. - Carolina Group                                                             24,131    $    592
   MBIA, Inc.                                                                               16,633         950
   McDonald's Corp.                                                                         34,148         888
   Mellon Financial Corp.                                                                   34,803       1,021
   Merck & Co., Inc.                                                                        11,942         567
   Merrill Lynch & Co., Inc.                                                                12,928         698
   New York Times Co. (The), Class A                                                        12,022         537
   Northrop Grumman Corp.                                                                   20,474       1,099
   Parker Hannifin Corp.                                                                     7,831         466
   Pfizer, Inc.                                                                             36,527       1,252
   Prudential Financial, Inc.                                                               16,762         779
   SBC Communications, Inc.                                                                 43,735       1,061
   St. Paul Travelers Cos., Inc. (The)                                                      28,005       1,135
   U.S. Bancorp                                                                             17,146         473
   United Technologies Corp.                                                                 5,308         486
   Verizon Communications, Inc.                                                             33,610       1,216
   Viacom, Inc., Class B                                                                    16,851         602
   Wyeth                                                                                    45,866       1,658
   Xerox Corp.                                                                           (a)39,652         575
   -----------------------------------------------------------------------------------------------------------
                                                                                                        33,011
   ===========================================================================================================
     TOTAL COMMON STOCKS (COST $73,124)                                                                 84,180
   ===========================================================================================================
   PREFERRED STOCK (0.6%)
   UNITED STATES (0.6%)
   Ford Motor Co., Capital Trust II, 6.50%
       (COST $495)                                                                          10,323         565
   -----------------------------------------------------------------------------------------------------------

                                                                                              FACE
                                                                                            AMOUNT
                                                                                             (000)
   -----------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.1%)
   REPURCHASE AGREEMENT (4.1%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $3,679
     (COST $3,679)                                                                    $   (f)3,679       3,679
   -----------------------------------------------------------------------------------------------------------

                                                                                                         VALUE
                                                                                                         (000)
   -----------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.1%) (COST $77,298)                                                           $ 88,424
   -----------------------------------------------------------------------------------------------------------

                                                                                            AMOUNT
                                                                                             (000)
   -----------------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.4%)
     Cash                                                                             $          7
     Foreign Currency (Cost $560)                                                              564
     Receivable for Investments Sold                                                           261
     Dividends Receivable                                                                      243
     Receivable for Portfolio Shares Sold                                                      151
     Foreign Withholding Tax Reclaim Receivable                                                 59
     Other                                                                                       2       1,287
   -----------------------------------------------------------------------------------------------------------
   LIABILITIES (-0.5%)
     Payable for Investments Purchased                                                        (301)
     Investment Advisory Fees Payable                                                         (153)
     Distribution Fees, Class B                                                                (19)
     Administrative Fees Payable                                                               (15)
     Directors' Fees and Expenses Payable                                                       (7)
     Payable for Portfolio Shares Redeemed                                                      (6)
     Custodian Fees Payable                                                                     (4)
     Net Unrealized Depreciation on Foreign
       Currency Exchange Contracts                                                              (1)
     Other Liabilities                                                                         (19)       (525)
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                  $ 89,186
   ===========================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                    $ 81,239
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                                                 715
   Accumulated Net Realized Gain (Loss)                                                                 (3,904)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                                        11,126
     Foreign Currency Exchange Contracts and Translations                                                   10
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                         $ 89,186
   ===========================================================================================================
   CLASS A:

   NET ASSETS                                                                                         $ 59,378
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 3,580,255 outstanding $0.001
       par value shares (authorized 500,000,000
       shares)                                                                                        $  16.58
   ===========================================================================================================
   CLASS B:

   NET ASSETS                                                                                         $ 29,808
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 1,816,121 outstanding $0.001
       par value shares (authorized 500,000,000
       shares)                                                                                        $  16.41
   ===========================================================================================================

   (a)  Non-income producing security.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt
   CVA  Certificaten Van Aandelen
   GDR  Global Depositary Receipt
   RNC  Non-Convertible Savings Shares

26  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   GLOBAL VALUE EQUITY PORTFOLIO

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                      NET
      CURRENCY                               IN                    UNREALIZED
         TO                               EXCHANGE                APPRECIATION
      DELIVER     VALUE    SETTLEMENT       FOR       VALUE     (DEPRECIATION)
       (000)      (000)       DATE         (000)      (000)          (000)
   -----------------------------------------------------------------------------
   CHF     64     $ 52      7/1/04        US$   51    $ 51           $(1)
   CHF     51       41      7/2/04        US$   41      41            @--
   EUR     31       38      7/1/04        US$   38      38            @--
                  ----                                ----           ----
                  $131                                $130           $(1)
                  ====                                ====           ====

   CHF -- Swiss Franc
   EUR -- Euro
   @   -- Face Amount/Value is less than $500.

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                    PERCENT
                                                            VALUE    OF NET
   INDUSTRY                                                 (000)    ASSETS
   ------------------------------------------------------------------------
   Pharmaceuticals                                        $11,263      12.6%
   Insurance                                                5,693       6.4
   Commercial Banks                                         5,604       6.3
   Oil & Gas                                                5,457       6.1
   Diversified Telecommunication Services                   5,238       5.9
   Food Products                                            5,130       5.7
   Aerospace & Defense                                      4,598       5.2
   Media                                                    4,372       4.9
   Beverages                                                3,130       3.5
   Capital Markets                                          2,949       3.3
   Computers & Peripherals                                  2,728       3.0
   Tobacco                                                  2,332       2.6
   Chemicals                                                2,311       2.5
   Wireless Telecommunication Services                      2,104       2.4
   Household Products                                       1,943       2.2
   Construction Materials                                   1,663       1.9
   Office Electronics                                       1,579       1.8
   Diversified Financial Services                           1,523       1.7
   Automobiles                                              1,497       1.7
   Food & Staples Retailing                                 1,437       1.6
   Electric Utilities                                       1,203       1.3
   Leisure Equipment & Products                             1,163       1.3
   Household Durables                                       1,155       1.3
   Electrical Equipment                                     1,127       1.3
   Information Technology Services                          1,068       1.2
   Hotels, Restaurants & Leisure                              888       1.0
   Metals & Mining                                            857       1.0
   Other                                                    8,412       9.4
   ------------------------------------------------------------------------
                                                          $88,424      99.1%
   ========================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  27

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   INTERNATIONAL EQUITY PORTFOLIO

                                                                                                                   VALUE
                                                                                                  SHARES           (000)
   ---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (97.7%)
   AUSTRALIA (2.1%)
   AMP Ltd.                                                                                    5,747,437     $    25,432
   National Australia Bank Ltd.                                                                3,279,046          68,400
   Telstra Corp., Ltd.                                                                        15,478,044          54,424
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 148,256
   =====================================================================================================================
   AUSTRIA (0.8%)
   Telekom Austria AG                                                                       (c)3,859,566          59,065
   ---------------------------------------------------------------------------------------------------------------------
   BELGIUM (0.6%)
   Fortis                                                                                (a)(c)1,820,337          40,266
   ---------------------------------------------------------------------------------------------------------------------
   CANADA (0.5%)
   Royal Bank of Canada                                                                       (c)822,647          36,460
   ---------------------------------------------------------------------------------------------------------------------
   FINLAND (0.8%)
   Nokia Oyj                                                                                   3,891,047          56,273
   ---------------------------------------------------------------------------------------------------------------------
   FRANCE (9.1%)
   Aventis S.A.                                                                               (c)945,985          71,577
   BNP Paribas S.A.                                                                         (c)1,157,141          71,327
   France Telecom S.A.                                                                         9,157,149         239,181
   Groupe Danone                                                                              (c)433,512          37,902
   Renault S.A.                                                                               (c)542,433          41,406
   Societe Generale                                                                           (c)546,273          46,529
   Total S.A.                                                                                 (c)748,000         142,928
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 650,850
   =====================================================================================================================
   GERMANY (4.0%)
   Bayer AG                                                                                      710,334          20,529
   Deutsche Telekom AG (Registered)                                                         (a)4,608,151          81,141
   Muenchener Rueckversicherungs AG
     (Registered)                                                                             (c)351,424          38,182
   Porsche AG (Non-Voting Shares)                                                                100,935          67,700
   Siemens AG (Registered)                                                                     1,029,490          74,204
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 281,756
   =====================================================================================================================
   ITALY (3.9%)
   ENI S.p.A.                                                                               (c)3,599,072          71,624
   Telecom Italia S.p.A. RNC                                                               (c)60,176,008         133,182
   UniCredito Italiano S.p.A.                                                                 15,465,603          76,567
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 281,373
   =====================================================================================================================
   JAPAN (19.7%)
   Asatsu-DK, Inc.                                                                            (c)439,400          11,426
   Canon, Inc.                                                                                 2,031,100         107,308
   Central Japan Railway Co.                                                                    (c)1,361          11,617
   Dai Nippon Printing Co., Ltd.                                                               8,183,000         131,051
   Daiwa Securities Group, Inc.                                                             (c)1,363,000           9,818
   Fuji Photo Film Co., Ltd.                                                                   5,739,200         180,347
   Fuji Television Network, Inc.                                                                  14,930          34,295
   Japan Tobacco, Inc.                                                                             2,218          17,282
   Kansai Electric Power Co., Inc. (The)                                                    (c)3,697,400          67,571
   Kao Corp.                                                                                   3,585,000          86,632
   Konica Minolta Holdings, Inc.                                                            (c)5,213,000          72,135
   Kyocera Corp.                                                                                 219,700          18,693
   Lawson, Inc.                                                                               (c)954,200          39,453
   Millea Holdings, Inc.                                                                           2,238          33,312
   Mitsubishi Estate Co., Ltd.                                                              (c)4,155,400          51,697
   Mitsui Sumitomo Insurance Co., Ltd.                                                         3,992,000          37,596
   Nintendo Co., Ltd.                                                                         (c)332,800          38,682
   Nippon Telegraph & Telephone Corp.                                                             18,059     $    96,737
   Oriental Land Co., Ltd.                                                                       654,100          43,092
   Rohm Co., Ltd.                                                                                653,400          78,407
   Sankyo Co., Ltd.                                                                         (c)3,216,300          69,891
   Tokyo Electric Power Co., Inc. (The)                                                        1,733,600          39,423
   Tokyo Gas Co., Ltd.                                                                     (c)16,658,200          59,234
   Yamanouchi Pharmaceutical Co., Ltd.                                                         2,056,700          69,353
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                               1,405,052
   =====================================================================================================================
   NETHERLANDS (8.9%)
   ABN AMRO Holding N.V.                                                                       1,421,925          31,175
   Akzo Nobel N.V.                                                                             1,669,512          61,542
   CSM N.V. CVA                                                                                1,070,076          25,353
   ING Groep N.V. CVA                                                                          2,551,808          60,367
   Koninklijke (Royal) KPN N.V.                                                               10,203,790          77,890
   Royal Dutch Petroleum Co.                                                                   2,625,087         135,020
   Unilever N.V. CVA                                                                        (c)3,550,105         242,857
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 634,204
   =====================================================================================================================
   NEW ZEALAND (0.6%)
   Telecom Corp. of New Zealand Ltd.                                                       (c)11,223,864          41,974
   ---------------------------------------------------------------------------------------------------------------------
   SOUTH KOREA (1.1%)
   Samsung Electronics Co., Ltd. GDR
     (Registered)                                                                             (c)368,460          75,811
   ---------------------------------------------------------------------------------------------------------------------
   SPAIN (1.3%)
   Telefonica S.A.                                                                          (c)6,316,504          93,583
   ---------------------------------------------------------------------------------------------------------------------
   SWEDEN (1.6%)
   ForeningsSparbanken AB                                                                        998,355          19,131
   Nordea AB                                                                                  10,616,649          76,644
   SKF AB, Class B                                                                               511,276          18,812
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 114,587
   =====================================================================================================================
   SWITZERLAND (9.5%)
   Ciba Specialty Chemicals AG
     (Registered)                                                                             (a)386,591          27,905
   Credit Suisse Group                                                                      (a)1,283,267          45,699
   Holcim Ltd. (Registered)                                                                    1,432,572          78,072
   Nestle S.A. (Registered)                                                                      817,697         218,559
   Novartis AG (Registered)                                                                    3,928,951         173,715
   Roche Holding AG (Genusschein)                                                                346,816          34,415
   UBS AG (Registered)                                                                         1,394,798          98,504
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 676,869
   =====================================================================================================================
   TAIWAN (0.6%)
   Chunghwa Telecom Co., Ltd. ADR                                                              2,390,958          42,176
   ---------------------------------------------------------------------------------------------------------------------
   UNITED KINGDOM (32.6%)
   Allied Domecq plc                                                                          13,872,720         118,758
   BAA plc                                                                                     2,019,560          20,338
   Barclays plc                                                                               17,453,879         149,176
   BHP Billiton plc                                                                           10,592,371          92,218
   BOC Group plc                                                                               4,716,007          79,198
   BP plc                                                                                     21,618,685         191,557
   British American Tobacco plc                                                                9,503,943         147,760
   Bunzl plc                                                                                   4,241,697          35,481
   Cadbury Schweppes plc                                                                       8,362,823          72,389
   GlaxoSmithKline plc                                                                         7,585,913         154,032
   GUS plc                                                                                     2,544,942          39,150
   Hays plc                                                                                   28,773,300          64,262
   Imperial Tobacco Group plc                                                                  7,110,875         153,702

28   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL EQUITY PORTFOLIO

                                                                                                                   VALUE
                                                                                                  SHARES           (000)
   ---------------------------------------------------------------------------------------------------------------------
   UNITED KINGDOM (CONT'D)
   ITV plc                                                                                    42,891,751     $    90,136
   National Grid Transco plc                                                                  10,866,326          84,124
   Prudential plc                                                                              8,508,294          73,455
   Reckitt Benckiser plc                                                                       2,731,613          77,582
   Reed Elsevier plc                                                                          18,670,090         182,075
   Rentokil Initial plc                                                                       25,888,217          68,063
   RMC Group plc                                                                               1,843,458          20,359
   Rolls-Royce Group plc                                                                      13,222,644          60,566
   Rolls-Royce Group plc, Class B                                                         (a)590,089,750           1,288
   Royal Bank of Scotland Group plc                                                            5,876,269         169,782
   Vodafone Group plc                                                                         54,852,204         120,509
   Wolseley plc                                                                                3,868,622          60,181
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                               2,326,141
   =====================================================================================================================
     TOTAL COMMON STOCKS (COST $5,903,940)                                                                     6,964,696
   =====================================================================================================================

                                                                                                    FACE
                                                                                                  AMOUNT
                                                                                                   (000)
   ---------------------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS (8.6%)
   SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (6.2%)
   ABN Amro Bank London, 1.13%, 8/12/04                                                 $         17,631          17,631
   BNP Paribas NY, 1.10%, 8/5/04                                                                  19,739          19,739
   Calyon NY, 1.57%, 3/4/05                                                                       31,230          31,230
   Chase Credit Card Master Trust,
     1.25%, 10/15/04                                                                               8,679           8,679
   CIC NY, 1.11%, 7/30/04                                                                         10,845          10,845
   Ciesco LCC, 1.27%, 8/5/04                                                                      17,319          17,319
   CIT Group Holdings,
     1.20%, 1/31/05                                                                                3,053           3,053
     1.27%, 2/14/05                                                                               16,534          16,534
     1.56%, 9/20/04                                                                                8,008           8,008
   Dexia Bank NY, 1.10%, 8/31/04                                                                  26,057          26,057
   Discover Card Master Trust, 1.23%, 5/16/05                                                     14,456          14,456
   Federal National Mortgage Association,
     1.23%, 8/17/04                                                                                8,937           8,937
   HSBC USA NY, 1.22%, 8/12/04                                                                     8,679           8,679
   HSH Nordbank AG London, 1.15%, 7/26/04                                                         38,948          38,948
   Jackson National Life Global Fund,
     1.21%, 1/18/05                                                                               10,863          10,863
   Landesbank Hessen Thur London,
     1.50%, 11/19/04                                                                              10,856          10,856
   MBNAM 1997-I A, 1.14%, 8/16/04                                                                  8,755           8,755
   Natexis Banques Populaires NY,
     1.65%, 7/1/04                                                                                17,347          17,347
   Nationwide Building Society, 1.59%, 6/30/05                                                    25,161          25,161
   Royal Bank of Canada NY, 1.26%, 6/27/05                                                        21,685          21,685
   Sears Credit Account Master Trust,
     1.27%, 10/15/04                                                                              17,360          17,360
   Societe Generale London, 1.54%, 11/12/04                                                       10,845          10,845
   Societe Generale NY, 1.57%, 3/3/05                                                             21,038          21,038
   UBS Securities LLC, 1.50%, 7/1/04                                                              16,969          16,969
   Union Bank of Switzerland Stamford,
     1.13%, 12/20/04                                                                              21,691          21,691
   Westdeutsche Landsbank NY,
     1.09%, 11/29/04                                                                              32,099          32,099
   ---------------------------------------------------------------------------------------------------------------------
                                                                                                                 444,784
   =====================================================================================================================

                                                                                                                   VALUE
                                                                                                  SHARES           (000)
   ---------------------------------------------------------------------------------------------------------------------
   INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
   JPMorgan Securities Lending Collateral
     Investment Fund                                                                           6,463,936     $     6,464
   ---------------------------------------------------------------------------------------------------------------------

                                                                                                    FACE
                                                                                                  AMOUNT
                                                                                                   (000)
   ---------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (2.3%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $163,379                                                          $     (f)163,373         163,373
   ---------------------------------------------------------------------------------------------------------------------
     TOTAL SHORT-TERM INVESTMENTS (COST $614,621)                                                                614,621
   =====================================================================================================================
   TOTAL INVESTMENTS (106.3%) (COST $6,518,561) --
     INCLUDING $427,760 OF  SECURITIES LOANED                                                                  7,579,317
   =====================================================================================================================

                                                                                                  AMOUNT
                                                                                                   (000)
   ---------------------------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.5%)
     Cash                                                                                              1
     Foreign Currency (Cost $46,022)                                                              46,108
     Receivable for Investments Sold                                                              33,986
     Dividends Receivable                                                                         13,005
     Receivable for Portfolio Shares Sold                                                         10,413
     Net Unrealized Appreciation on                                                                1,646
       Foreign Currency Exchange Contracts
     Foreign Withholding Tax Reclaim                                                               1,630
       Receivable
     Interest Receivable                                                                               6
     Other                                                                                           122         106,917
   ---------------------------------------------------------------------------------------------------------------------
   LIABILITIES (-7.8%)
     Collateral on Securities Loaned, at                                                        (451,248)
       Value
     Payable for Investments Purchased                                                           (81,603)
     Investment Advisory Fees Payable                                                            (13,816)
     Payable for Portfolio Shares Redeemed                                                        (8,087)
     Administrative Fees Payable                                                                    (948)
     Distribution Fees, Class B                                                                     (511)
     Directors' Fees and Expenses Payable                                                           (162)
     Custodian Fees Payable                                                                         (148)
     Other Liabilities                                                                              (450)       (556,973)
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                         $ 7,129,261
   =====================================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                           $ 5,673,075
   Undistributed (Distributions in Excess of) Net                                                                 95,430
     Investment Income
   Accumulated Net Realized Gain (Loss)                                                                          298,311
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                                               1,060,756
     Foreign Currency Exchange Contracts and Translations                                                          1,689
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                                $ 7,129,261
   =====================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  29

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL EQUITY PORTFOLIO

                                                                                                                  AMOUNT
                                                                                                                   (000)
   ---------------------------------------------------------------------------------------------------------------------
   CLASS A:

   NET ASSETS                                                                                                $ 6,265,823
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 310,880,852 outstanding $0.001 par
       value shares (authorized 500,000,000 shares)                                                          $     20.16
   =====================================================================================================================
   CLASS B:

   NET ASSETS                                                                                                $   863,438
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE

     Applicable to 43,129,880 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                                $     20.02
   =====================================================================================================================

   (a)  Non-income producing security.
   (c)  All or portion of security on loan at June 30, 2004.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt
   CVA  Certificaten Van Aandelen
   GDR  Global Depositary Receipt
   RNC  Non-Convertible Savings Shares

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                         NET
      CURRENCY                                 IN                     UNREALIZED
         TO                                 EXCHANGE                 APPRECIATION
      DELIVER        VALUE    SETTLEMENT      FOR          VALUE    (DEPRECIATION)
       (000)         (000)       DATE        (000)         (000)        (000)
   -------------------------------------------------------------------------------
   EUR        194   $    237    7/5/04   CAD        317  $   238       $    1
   EUR      3,310      4,035    7/2/04   CHF      5,045     4,037           2
   EUR      5,578      6,801    7/2/04   GBP      3,745     6,814          13
   EUR      1,565      1,908    7/1/04   JPY    206,159     1,894         (14)
   EUR      2,261      2,758    7/2/04   JPY    299,828     2,755          (3)
   EUR      1,494      1,822    7/1/04   US$      1,816     1,816          (6)
   EUR      2,002      2,441    7/2/04   US$      2,433     2,433          (8)
   GBP      3,750      6,823    7/1/04   EUR      5,620     6,853          30
   GBP    113,600    205,972    8/9/04   EUR    170,376   207,600       1,628
   SEK      5,032        670    7/1/04   EUR        551       672           2
   SEK      3,571        475    7/2/04   EUR        390       476           1
                    --------                             --------      ------
                    $233,942                             $235,588      $1,646
                    ========                             ========      ======

   CAD -- Canadian Dollar
   CHF -- Swiss Franc
   EUR -- Euro
   GBP -- British Pound
   JPY -- Japanese Yen
   SEK -- Swedish Krona

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                         PERCENT
                                                             VALUE        OF NET
   INDUSTRY                                                  (000)        ASSETS
   -----------------------------------------------------------------------------
   Diversified Telecommunication Services               $  919,354          12.9%
   Commercial Banks                                        745,190          10.5
   Food Products                                           597,060           8.3
   Pharmaceuticals                                         572,984           8.0
   Oil & Gas                                               541,128           7.6
   Tobacco                                                 318,743           4.5
   Media                                                   317,931           4.5
   Commercial Services & Supplies                          298,857           4.2
   Insurance                                               207,977           2.9
   Chemicals                                               189,175           2.7
   Leisure Equipment & Products                            180,347           2.5
   Office Electronics                                      179,442           2.5
   Household Products                                      164,214           2.3
   Semiconductors & Semiconductor Equipment                154,217           2.2
   Capital Markets                                         154,022           2.2
   Wireless Telecommunication Services                     120,509           1.7
   Beverages                                               118,758           1.7
   Automobiles                                             109,107           1.5
   Electric Utilities                                      106,995           1.5
   Diversified Financial Services                          100,632           1.4
   Construction Materials                                   98,431           1.3
   Metals & Mining                                          92,218           1.2
   Multi-Utilities & Unregulated Power                      84,124           1.2
   Industrial Conglomerates                                 74,204           1.1
   Other                                                 1,133,698          15.9
   -----------------------------------------------------------------------------
                                                        $7,579,317         106.3%
   =============================================================================

30   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                                                         VALUE
                                                                                             SHARES      (000)
   -----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (93.2%)
   AUSTRALIA (2.8%)
   AMP Ltd.                                                                                  75,100   $    332
   Australia & New Zealand Banking Group Ltd.                                                10,508        134
   BHP Billiton Ltd.                                                                         44,989        394
   Coles Myer Ltd.                                                                           11,700         70
   National Australia Bank Ltd.                                                               8,480        177
   Newcrest Mining Ltd.                                                                      13,350        129
   News Corp., Ltd.                                                                          33,950        301
   Promina Group Ltd.                                                                        46,200        129
   Qantas Airways Ltd.                                                                       29,400         73
   QBE Insurance Group Ltd.                                                               (c)15,400        138
   Rio Tinto Ltd.                                                                            12,300        309
   Westpac Banking Corp.                                                                     14,700        181
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,367
   ===========================================================================================================
   BELGIUM (1.0%)
   AGFA-Gevaert N.V.                                                                         13,638        339
   Fortis                                                                               (a)(c)6,726        149
   Solvay S.A., Class A                                                                       3,997        327
   -----------------------------------------------------------------------------------------------------------
                                                                                                           815
   ===========================================================================================================
   DENMARK (0.6%)
   Danske Bank A/S                                                                            8,292        197
   Novo-Nordisk A/S, Class B                                                                  6,481        334
   -----------------------------------------------------------------------------------------------------------
                                                                                                           531
   ===========================================================================================================
   FINLAND (1.3%)
   Nokia Oyj                                                                                 17,058        247
   Pohjola Group plc                                                                          9,134         94
   Sampo Oyj, Class A                                                                        51,005        496
   Tietoenator Oyj                                                                            9,428        287
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,124
   ===========================================================================================================
   FRANCE (9.0%)
   Atos Origin                                                                             (a)3,828        247
   Aventis S.A.                                                                               3,116        236
   AXA                                                                                       35,673        787
   BNP Paribas S.A.                                                                       (c)16,712      1,030
   Cap Gemini S.A.                                                                         (a)4,284        172
   Carrefour S.A.                                                                             6,609        321
   France Telecom S.A.                                                                       35,754        934
   Groupe Danone                                                                           (c)3,650        319
   L'Oreal S.A.                                                                               2,776        222
   M6-Metropole Television                                                                    8,903        252
   Neopost S.A.                                                                               3,401        202
   Schneider Electric S.A.                                                                   11,668        798
   Societe Generale                                                                           4,769        406
   Total S.A.                                                                                 6,724      1,285
   Vinci S.A.                                                                              (c)2,914        294
   -----------------------------------------------------------------------------------------------------------
                                                                                                         7,505
   ===========================================================================================================
   GERMANY (6.4%)
   Adidas-Salomon AG                                                                          3,153        377
   Allianz AG (Registered)                                                                    5,011        544
   Bayerische Motoren Werke AG                                                               13,491        598
   Deutsche Boerse AG                                                                     (c)10,906        556
   Deutsche Telekom AG (Registered)                                                       (a)29,157        513
   E. ON AG                                                                                   2,913        211
   Fresenius Medical Care AG                                                               (c)4,290   $    319
   Infineon Technologies AG                                                               (a)12,109        163
   Linde AG                                                                                   3,209        177
   Muenchener Rueckversicherungs AG (Registered)                                                763         83
   Porsche AG (Non-Voting Shares)                                                               338        227
   SAP AG                                                                                     1,855        308
   Siemens AG (Registered)                                                                   17,505      1,262
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,338
   ===========================================================================================================
   HONG KONG (2.8%)
   Cathay Pacific Airways Ltd.                                                            (c)70,000        132
   Esprit Holdings Ltd.                                                                      67,800        303
   Great Eagle Holdings Co.                                                                 243,000        375
   Henderson Land Development Co., Ltd.                                                  (c)120,000        517
   Hysan Development Co., Ltd.                                                              141,000        210
   Kerry Properties Ltd.                                                                     85,000        129
   Li & Fung Ltd.                                                                           105,000        154
   New World Development Ltd.                                                               413,000        305
   Sun Hung Kai Properties Ltd.                                                               7,000         57
   Techtronic Industries Co.                                                                 40,000         64
   Television Broadcasts Ltd.                                                                24,000        103
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,349
   ===========================================================================================================
   IRELAND (0.6%)
   Bank of Ireland (London Shares)                                                           38,591        516
   -----------------------------------------------------------------------------------------------------------
   ITALY (3.2%)
   ENI S.p.A.                                                                             (c)39,018        776
   Telecom Italia S.p.A.                                                                    216,185        674
   Telecom Italia S.p.A. RNC                                                             (c)217,810        482
   TIM S.p.A.                                                                                36,107        205
   UniCredito Italiano S.p.A.                                                            (c)103,227        511
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,648
   ===========================================================================================================
   JAPAN (23.8%)
   Amada Co., Ltd.                                                                           34,000        225
   Canon, Inc.                                                                               12,000        634
   Casio Computer Co., Ltd.                                                               (c)28,000        425
   Dai Nippon Printing Co., Ltd.                                                             18,000        288
   Daicel Chemical Industries Ltd.                                                           70,000        369
   Daifuku Co., Ltd.                                                                      (c)42,000        215
   Daikin Industries Ltd.                                                                    18,000        485
   Denki Kagaku Kogyo K.K.                                                                   80,000        284
   East Japan Railway Co.                                                                        68        382
   FamilyMart Co., Ltd.                                                                      11,300        370
   Fuji Machine Manufacturing Co., Ltd.                                                       6,500         76
   Fuji Photo Film Co., Ltd.                                                                 14,000        440
   Fujitec Co., Ltd.                                                                         21,000        107
   Fujitsu Ltd.                                                                              81,000        572
   Furukawa Electric Co., Ltd.                                                         (a)(c)35,000        150
   Hitachi Capital Corp.                                                                  (c)18,200        339
   Hitachi High-Technologies Corp.                                                         (c)6,900         94
   Hitachi Ltd.                                                                              71,000        490
   House Foods Corp.                                                                          9,200        130
   Kaneka Corp.                                                                              42,000        399
   Kurita Water Industries Ltd.                                                              23,600        324
   Kyocera Corp.                                                                              5,100        434
   Kyudenko Corp.                                                                             6,000         30
   Lintec Corp.                                                                              10,000        150

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  31

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                                                         VALUE
                                                                                             SHARES      (000)
   -----------------------------------------------------------------------------------------------------------
   JAPAN (CONT'D)
   Matsushita Electric Industrial Co., Ltd.                                                  40,000   $    569
   Minebea Co., Ltd.                                                                         48,000        224
   Mitsubishi Chemical Corp.                                                                112,000        298
   Mitsubishi Corp.                                                                          41,000        399
   Mitsubishi Estate Co., Ltd.                                                               23,000        286
   Mitsubishi Heavy Industries Ltd.                                                         127,000        345
   Mitsubishi Logistics Corp.                                                                 9,000         86
   Mitsumi Electric Co., Ltd.                                                             (c)18,100        210
   Nagase & Co., Ltd.                                                                        13,000        119
   NEC Corp.                                                                                 66,000        466
   Nifco, Inc.                                                                            (c)16,000        254
   Nintendo Co., Ltd.                                                                         4,700        546
   Nippon Meat Packers, Inc.                                                                 17,000        210
   Nippon Telegraph & Telephone Corp.                                                            60        321
   Nissan Motor Co., Ltd.                                                                 (c)54,600        609
   Nissha Printing Co., Ltd.                                                                  6,000         96
   Nisshinbo Industries, Inc.                                                                24,000        181
   Obayashi Corp.                                                                            42,000        227
   Ono Pharmaceutical Co., Ltd.                                                               7,800        368
   Ricoh Co., Ltd.                                                                           25,000        533
   Rinnai Corp.                                                                               5,600        171
   Rohm Co., Ltd.                                                                             2,000        240
   Ryosan Co., Ltd.                                                                        (c)8,700        199
   Sangetsu Co., Ltd.                                                                           300          8
   Sanki Engineering Co., Ltd.                                                                4,000         29
   Sankyo Co., Ltd.                                                                          19,700        428
   Sanwa Shutter Corp.                                                                    (c)29,000        155
   Sekisui Chemical Co., Ltd.                                                                43,000        364
   Sekisui House Ltd.                                                                        26,000        289
   Shin-Etsu Polymer Co., Ltd.                                                               25,000        148
   Sony Corp.                                                                                10,000        378
   Suzuki Motor Corp.                                                                        21,200        374
   TDK Corp.                                                                                  5,400        411
   Toho Co., Ltd.                                                                          (c)7,400        108
   Tokyo Electric Power Co., Inc. (The)                                                      10,600        241
   Toshiba Corp.                                                                            119,000        480
   Toyo INK MFG Co., Ltd.                                                                    31,000        123
   Toyota Motor Corp.                                                                        17,400        707
   Tsubakimoto Chain Co.                                                                     57,000        196
   Yamaha Corp.                                                                              23,100        380
   Yamaha Motor Co., Ltd.                                                                 (c)18,000        281
   Yamanouchi Pharmaceutical Co., Ltd.                                                       12,600        425
   -----------------------------------------------------------------------------------------------------------
                                                                                                        19,894
   ===========================================================================================================
   NETHERLANDS (5.3%)
   Aegon N.V.                                                                                22,343        270
   ASML Holding N.V.                                                                       (a)9,497        161
   Koninklijke Ahold N.V.                                                                    (a)155          1
   Koninklijke Ahold N.V. (Swiss Shares)                                                  (a)22,104        174
   Koninklijke Philips Electronics N.V.                                                   (a)14,783        399
   Royal Dutch Petroleum Co.                                                                 20,431      1,051
   Royal Numico N.V. CVA                                                                   (a)9,834        317
   Unilever N.V. CVA                                                                         17,720      1,212
   Wolters Kluwer N.V. CVA                                                                   46,401        844
   -----------------------------------------------------------------------------------------------------------
                                                                                                         4,429
   ===========================================================================================================
   NORWAY (0.4%)
   DNB NOR ASA                                                                               52,560   $    359
   -----------------------------------------------------------------------------------------------------------
   SINGAPORE (1.7%)
   CapitaCommercial Trust REIT                                                            (a)45,400         29
   CapitaLand Ltd.                                                                       (c)227,000        181
   City Developments Ltd.                                                                    60,000        189
   Neptune Orient Lines Ltd.                                                                115,000        158
   Oversea-Chinese Banking Corp., Ltd.                                                       25,000        176
   SembCorp Industries Ltd.                                                                 122,000         95
   Singapore Airlines Ltd.                                                                   53,000        345
   Venture Corp., Ltd.                                                                       20,000        210
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,383
   ===========================================================================================================
   SPAIN (2.5%)
   ACS Actividades Cons y Services                                                        (c)13,788        233
   Altadis S.A.                                                                              10,660        330
   Banco Bilbao Vizcaya Argentaria S.A.                                                   (c)29,927        401
   Grupo Ferrovial S.A.                                                                    (c)2,682        112
   Sogecable S.A.                                                                          (a)3,548        143
   Telefonica S.A.                                                                           55,922        829
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,048
   ===========================================================================================================
   SWEDEN (1.4%)
   Assa Abloy AB, Class B                                                                    23,311        299
   Autoliv, Inc. SDR                                                                          5,676        237
   Electrolux AB, Class B                                                                     5,670        109
   Securitas AB, Class B                                                                     13,199        165
   SKF AB, Class B                                                                            7,794        287
   Telefonaktiebolaget LM Ericsson, Class B                                               (a)37,530        111
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,208
   ===========================================================================================================
   SWITZERLAND (8.4%)
   Ciba Specialty Chemicals AG (Registered)                                                (a)4,098        296
   Converium Holding AG                                                                       6,768        353
   Credit Suisse Group                                                                    (a)12,350        440
   Holcim Ltd. (Registered)                                                                   6,720        366
   Nestle S.A. (Registered)                                                                   2,560        684
   Novartis AG (Registered)                                                                  43,047      1,903
   Roche Holding AG (Genusschein)                                                             3,520        349
   Schindler Holding AG (Registered)                                                            720        219
   STMicroelectronics N.V.                                                                (c)18,160        399
   Swiss Reinsurance (Registered)                                                             4,877        318
   Swisscom AG (Registered)                                                                     688        228
   Syngenta AG                                                                             (a)2,485        209
   UBS AG (Registered)                                                                       17,617      1,244
   -----------------------------------------------------------------------------------------------------------
                                                                                                         7,008
   ===========================================================================================================
   UNITED KINGDOM (22.0%)
   Allied Domecq plc                                                                         59,957        513
   Amvescap plc                                                                              14,200         97
   AstraZeneca plc                                                                           19,183        863
   Barclays plc                                                                              73,581        629
   BOC Group plc                                                                             26,853        451
   BP plc                                                                                    36,395        322
   British American Tobacco plc                                                              24,411        380
   British Sky Broadcasting plc                                                              35,147        398
   Cadbury Schweppes plc                                                                     23,887        207
   Compass Group plc                                                                         45,741        280

32   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                                                         VALUE
                                                                                             SHARES      (000)
   -----------------------------------------------------------------------------------------------------------
   UNITED KINGDOM (CONT'D)
   Diageo plc                                                                                34,121   $    462
   Emap plc                                                                                  13,814        186
   GlaxoSmithKline plc                                                                       84,653      1,719
   Hays plc                                                                                 238,194        532
   HBOS plc                                                                                   6,433         80
   HSBC Holdings plc                                                                         67,360      1,005
   ITV plc                                                                                  106,320        223
   Jarvis plc                                                                                64,727         92
   Lloyds TSB Group plc                                                                      70,839        556
   MFI Furniture plc                                                                         62,356        172
   National Grid Transco plc                                                                 39,441        305
   Prudential plc                                                                           102,007        881
   Reed Elsevier plc                                                                         94,713        924
   Rentokil Initial plc                                                                      62,701        165
   Rexam plc                                                                                 20,699        169
   Rolls-Royce Group plc                                                                     52,575        241
   Rolls-Royce Group plc, Class B                                                      (a)3,233,550          7
   Royal Bank of Scotland Group plc                                                          46,796      1,352
   Scottish & Southern Energy plc                                                            14,386        178
   Shell Transport & Trading Co. plc (Registered)                                           143,181      1,054
   Smith & Nephew plc                                                                        21,841        236
   Smiths Group plc                                                                          43,875        596
   Stagecoach Group plc                                                                     106,644        174
   Tesco plc                                                                                 95,624        463
   Vedanta Resources plc                                                                     26,253        137
   Vodafone Group plc                                                                       779,195      1,712
   WPP Group plc                                                                             28,298        288
   Yell Group plc                                                                            56,944        357
   -----------------------------------------------------------------------------------------------------------
                                                                                                        18,406
   ===========================================================================================================
     TOTAL COMMON STOCKS (COST $68,929)                                                                 77,928
   ===========================================================================================================

                                                                                             NO. OF
                                                                                           WARRANTS
   -----------------------------------------------------------------------------------------------------------
   WARRANT (0.0%)
   SINGAPORE (0.0%)
   City Developments Ltd., expiring 5/10/06
     (COST $ @--)                                                                          (a)6,000         10
   -----------------------------------------------------------------------------------------------------------

                                                                                               FACE
                                                                                             AMOUNT
                                                                                              (000)
   -----------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS (12.1%)
   SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (8.8%)
   ABN Amro Bank London, 1.13%, 8/12/04                                               $         292        292
   BNP Paribas NY, 1.10%, 8/05/04                                                               326        326
   Calyon NY, 1.57%, 3/04/05                                                                    516        516
   Chase Credit Card Master Trust,
     1.25%, 10/15/04                                                                            143        143
   CIC NY, 1.11%, 7/30/04                                                                       179        179
   Ciesco LCC, 1.27%, 8/05/04                                                                   286        286
   CIT Group Holdings,
     1.20%, 1/31/05                                                                              50         50
     1.27%, 2/14/05                                                                             273        273
     1.56%, 9/20/04                                                                             132        132
   Dexia Bank NY, 1.10%, 8/31/04                                                                431        431

                                                                                               FACE
                                                                                             AMOUNT      VALUE
                                                                                              (000)      (000)
   -----------------------------------------------------------------------------------------------------------
   Discover Card Master Trust, 1.23%, 5/16/05                                         $         239   $    239
   Federal National Mortgage Association,
     1.23%, 8/17/04                                                                             148        148
   HSBC USA NY, 1.22%, 8/12/04                                                                  144        144
   HSH Nordbank AG London, 1.15%, 7/26/04                                                       644        644
   Jackson National Life Global Fund,
     1.21%, 1/18/05                                                                             180        180
   Landesbank Hessen Thur London,
     1.50%, 11/19/04                                                                            180        180
   MBNAM 1997-I A, 1.14%, 8/16/04                                                               145        145
   Natexis Banques Populaires NY, 1.65%, 7/01/04                                                287        287
   Nationwide Building Society, 1.59%, 6/30/05                                                  416        416
   Royal Bank of Canada NY, 1.26%, 6/27/05                                                      359        359
   Sears Credit Account Master Trust,
     1.27%, 10/15/04                                                                            287        287
   Societe Generale London, 1.54%, 11/12/04                                                     179        179
   Societe Generale NY, 1.57%, 3/03/05                                                          348        348
   UBS Securities LLC, 1.50%, 7/01/04                                                           281        281
   Union Bank of Switzerland Stamford,
     1.13%, 12/20/04                                                                            359        359
   Westdeutsche Landsbank NY, 1.09%, 11/29/04                                                   530        530
   -----------------------------------------------------------------------------------------------------------
                                                                                                         7,354
   ===========================================================================================================

                                                                                             SHARES
   -----------------------------------------------------------------------------------------------------------
   INVESTMENT COMPANY HELD AS COLLATERAL ON LOANED SECURITIES (0.1%)
   JPMorgan Securities Lending Collateral
     Investment Fund                                                                        106,884        107
   -----------------------------------------------------------------------------------------------------------

                                                                                               FACE
                                                                                             AMOUNT
                                                                                              (000)
   -----------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (3.2%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $2,628                                                          $    (f)2,628      2,628
   -----------------------------------------------------------------------------------------------------------
     TOTAL SHORT-TERM INVESTMENTS (COST $10,089)                                                        10,089
   ===========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  33

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                                                         VALUE
                                                                                                         (000)
   -----------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (105.3%) (COST $79,018)--
     INCLUDING $7,058 OF SECURITIES ON LOANED                                                         $ 88,027
   -----------------------------------------------------------------------------------------------------------

                                                                                             AMOUNT
                                                                                              (000)
   -----------------------------------------------------------------------------------------------------------
   OTHER ASSETS (3.9%)
     Due from Broker                                                                  $       1,734
     Foreign Currency (Cost $1,054)                                                           1,057
     Receivable for Investments Sold                                                            296
     Dividends Receivable                                                                       105
     Foreign Withholding Tax Reclaim Receivable                                                  57
     Receivable for Portfolio Shares Sold                                                        17
     Other                                                                                        1      3,267
   -----------------------------------------------------------------------------------------------------------
   LIABILITIES (-9.2%)
     Collateral on Securities Loaned, at Value                                               (7,461)
     Investment Advisory Fees Payable                                                           (86)
     Bank Overdraft Payable                                                                     (47)
     Custodian Fees Payable                                                                     (21)
     Administrative Fees Payable                                                                (14)
     Payable for Portfolio Shares Redeemed                                                      (13)
     Directors' Fees and Expenses Payable                                                        (9)
     Net Unrealized Depreciation on Foreign
       Currency Exchange Contracts                                                               (6)
     Distribution Fees, Class B                                                                  (1)
     Other Liabilities                                                                          (35)    (7,693)
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                  $ 83,601
   ===========================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                    $ 89,355
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                                               1,069
   Accumulated Net Realized Gain (Loss)                                                                (15,857)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                                         9,009
     Foreign Currency Exchange Contracts and Translations                                                    3
     Futures Contracts                                                                                      22
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                         $ 83,601
   ===========================================================================================================
   CLASS A:

   NET ASSETS                                                                                         $ 81,618
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 7,632,862 outstanding $0.001                                                       $  10.69
       par value shares (authorized 500,000,000
       shares)
   ===========================================================================================================
   CLASS B:

   NET ASSETS                                                                                         $  1,983
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 186,051 outstanding $0.001
       par value shares (authorized 500,000,000
       shares)                                                                                        $  10.66
   ===========================================================================================================

   (a)  Non-income producing security.
   (c)  All or portion of security on loan at June 30, 2004.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @    Face Amount/Value is less than $500.
   CVA  Certificaten Van Aandelen
   REIT Real Estate Investment Trust
   RNC  Non-Convertible Savings Shares
   SDR  Swedish Depositary Receipt

   FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                          NET
     CURRENCY                                  IN                      UNREALIZED
        TO                                  EXCHANGE                  APPRECIATION
     DELIVER         VALUE   SETTLEMENT        FOR       VALUE       (DEPRECIATION)
      (000)          (000)      DATE          (000)      (000)            (000)
   --------------------------------------------------------------------------------
   CHF         121  $    97    7/1/04  US$        96    $    96         $  (1)
   EUR       5,775    7,034   9/16/04  US$     6,984      6,984           (50)
   EUR         796      969   9/17/04  US$       963        963            (6)
   GBP         110      200    7/1/04  US$       200        200           @--
   GBP         692    1,250   9/16/04  US$     1,249      1,249            (1)
   GBP         970    1,753   9/16/04  US$     1,753      1,753           @--
   JPY     717,507    6,616   9/16/04  US$     6,528      6,528           (88)
   JPY      64,214      592   9/16/04  US$       584        584            (8)
   JPY      55,925      516   9/16/04  US$       509        509            (7)
   US$       1,073    1,073   9/16/04  EUR       889      1,083            10
   US$       1,736    1,736   9/16/04  EUR     1,437      1,750            14
   US$       6,694    6,694   9/16/04  EUR     5,542      6,749            55
   US$         588      588   9/16/04  EUR       486        592             4
   US$         810      810   9/16/04  GBP       449        810           @--
   US$         870      870   9/16/04  GBP       481        869            (1)
   US$       1,080    1,080   9/16/04  GBP       598      1,080           @--
   US$       1,894    1,894   9/16/04  GBP     1,049      1,896             2
   US$       6,692    6,692   9/16/04  JPY   731,552      6,745            53
   US$       1,202    1,202   9/16/04  JPY   131,925      1,216            14
   US$         366      366   9/16/04  JPY    40,385        372             6
   US$         295      295   9/17/04  JPY    31,813        293            (2)
                    -------                             -------         ------
                    $42,327                             $42,321         $  (6)
                    =======                             =======         ======

   CHF -- Swiss Franc
   EUR -- Euro
   GBP -- British Pound
   JPY -- Japanese Yen

34  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL MAGNUM PORTFOLIO

   FUTURES CONTRACTS:
     The Portfolio had the following futures contract(s) open at period end:

                                                                     NET
                                                                  UNREALIZED
                           NUMBER                                APPRECIATION
                             OF         VALUE     EXPIRATION    (DEPRECIATION)
                         CONTRACTS      (000)        DATE            (000)
   ------------------------------------------------------------------------------
   LONG:
   DJ EURO STOXX 50
     (Germany)              71        $ 2,439        Sep-04        $  7
   FTSE (100 Index
     (United Kingdom)       21          1,708        Sep-04         (14)
   TOPIX Index
     (Japan)                 9            984        Sep-04          29
                                                                    ---
                                                                    $22
                                                                    ===

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                        PERCENT
                                                           VALUE         OF NET
   INDUSTRY                                                (000)         ASSETS
   ----------------------------------------------------------------------------
   Commercial Banks                                       $7,710            9.2%
   Pharmaceuticals                                         6,626            7.9
   Oil & Gas                                               4,488            5.4
   Insurance                                               4,425            5.3
   Media                                                   4,127            4.9
   Diversified Telecommunication Services                  3,981            4.8
   Chemicals                                               3,485            4.2
   Food Products                                           3,079            3.7
   Automobiles                                             2,796            3.3
   Household Durables                                      2,775            3.3
   Real Estate                                             2,288            2.7
   Machinery                                               2,218            2.7
   Industrial Conglomerates                                1,953            2.3
   Wireless Telecommunication Services                     1,917            2.3
   Electronic Equipment & Instruments                      1,838            2.2
   Capital Markets                                         1,781            2.1
   Computers & Peripherals                                 1,728            2.1
   Food & Staples Retailing                                1,400            1.7
   Office Electronics                                      1,368            1.6
   Commercial Services & Supplies                          1,338            1.6
   Leisure Equipment & Products                            1,159            1.4
   Beverages                                                 975            1.2
   Metals & Mining                                           969            1.2
   Semiconductors & Semiconductor Equipment                  963            1.2
   Electrical Equipment                                      948            1.1
   Building Products                                         939            1.1
   Construction & Engineering                                925            1.1
   Software                                                  855            1.0
   Other                                                  18,973           22.7
   ----------------------------------------------------------------------------
                                                         $88,027          105.3%
   ============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  35

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   INTERNATIONAL SMALL CAP PORTFOLIO

                                                                                                             VALUE
                                                                                              SHARES         (000)
   ---------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (95.3%)
   AUSTRALIA (3.1%)
   Infomedia Ltd.                                                                         10,842,106   $     5,609
   John Fairfax Holdings Ltd.                                                              5,784,303        15,082
   MYOB Ltd.                                                                               3,004,278         2,898
   Pacific Brands Ltd.                                                                  (a)3,112,238         5,809
   Ramsay Health Care Ltd.                                                                 1,422,734         5,410
   Solution 6 Holdings Ltd.                                                               (a)944,549           608
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            35,416
   ===============================================================================================================
   AUSTRIA (0.8%)
   Andritz AG                                                                                183,704         9,021
   ---------------------------------------------------------------------------------------------------------------
   BELGIUM (1.8%)
   Omega Pharma S.A.                                                                         392,738        19,946
   ---------------------------------------------------------------------------------------------------------------
   BERMUDA (0.5%)
   Catlin Group Ltd.                                                                      (a)919,733         6,037
   ---------------------------------------------------------------------------------------------------------------
   DENMARK (1.0%)
   Danisco A/S                                                                               127,791         6,604
   Kobenhavns Lufthavne A/S                                                                   35,930         5,247
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            11,851
   ===============================================================================================================
   FINLAND (4.2%)
   KCI Konecranes Oyj                                                                        299,742        11,148
   Kone Oyj, Class B                                                                         178,567        10,818
   Metso Oyj                                                                                 863,609        10,952
   Pohjola Group plc                                                                         880,804         9,086
   Uponor Oyj                                                                                161,497         5,327
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            47,331
   ===============================================================================================================
   FRANCE (5.2%)
   Alliance et Gestion Commerciale                                                            30,664         3,552
   Autoroutes du Sud de la France                                                            327,877        13,050
   Chargeurs S.A.                                                                             79,549         2,690
   Europeenne D'extincteurs                                                            (a)(d)131,043           @--
   Neopost S.A.                                                                              389,984        23,102
   NRJ Group                                                                                 195,469         4,290
   Zodiac S.A.                                                                               359,619        12,266
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            58,950
   ===============================================================================================================
   GERMANY (5.9%)
   Beru AG                                                                                   146,473        11,252
   Celesio AG                                                                                108,893         6,520
   Hugo Boss AG (Non-Voting Shares)                                                          294,444         6,675
   K&S AG                                                                                    381,347        12,979
   Pfeiffer Vacuum Technology AG                                                             142,312         5,841
   Rational AG                                                                                40,092         2,606
   Sartorius AG (Non-Voting Shares)                                                          328,639         4,761
   SCS Standard Computersysteme AG                                                      (a)(d)21,289           @--
   Techem AG                                                                              (a)511,676        13,227
   WMF Wuerttembergische Metallwarenfabrik AG
     (Non-Voting Shares)                                                                     147,082         2,206
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            66,067
   ===============================================================================================================
   GREECE (1.0%)
   OPAP S.A.                                                                                 585,449        11,080
   ---------------------------------------------------------------------------------------------------------------
   HONG KONG (0.8%)
   Asia Satellite Telecommunications Holdings Ltd.                                         5,477,500         9,551
   ---------------------------------------------------------------------------------------------------------------
   IRELAND (2.0%)
   Kerry Group plc, Class A                                                                  600,155        12,734
   Kingspan Group plc                                                                      1,608,751   $     9,612
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            22,346
   ===============================================================================================================
   ITALY (4.0%)
   Buzzi Unicem S.p.A.                                                                     1,070,586        13,773
   Cassa di Risparmio di Firenze S.p.A.                                                    2,878,068         5,475
   Davide Campari-Milano S.p.A.                                                              209,843        10,386
   SAES Getters S.p.A.                                                                       179,541         3,120
   SAES Getters S.p.A. RNC                                                                   309,192         3,035
   Sogefi S.p.A.                                                                           2,201,404         9,180
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            44,969
==================================================================================================================
   JAPAN (31.9%)
   Aiful Corp.                                                                                82,350         8,618
   Ariake Japan Co., Ltd.                                                                    659,100        19,682
   Asatsu-DK, Inc.                                                                           309,500         8,048
   Asia Securities Printing Co., Ltd.                                                        722,000         6,528
   Daibiru Corp.                                                                           3,715,500        25,604
   Fujimi, Inc.                                                                              339,500         9,046
   Fukuda Denshi Co., Ltd.                                                                   120,200         3,446
   Hurxley Corp.                                                                             354,137         6,166
   Ito En Ltd.                                                                               283,700        13,477
   Jaccs Co., Ltd.                                                                         5,038,000        32,588
   Megane TOP Co., Ltd.                                                                      297,100         2,864
   Nakanishi, Inc.                                                                           207,000        14,835
   Nihon Trim Co., Ltd.                                                                      157,600        13,452
   Nisshin Fire & Marine Insurance Co., Ltd. (The)                                         2,553,200         9,055
   Nitta Corp.                                                                               358,300         5,988
   Osaki Electric Co., Ltd.                                                                  719,000         3,594
   Sanrio Co., Ltd.                                                                        1,027,300        12,120
   Sanyo Electric Credit Co., Ltd.                                                           455,700        10,154
   Shidax Corp.                                                                                2,406         3,404
   Shinkawa Ltd.                                                                             527,600        11,344
   Snow Brand Milk Products Co., Ltd.                                                   (a)1,299,500         4,406
   Sumitomo Osaka Cement Co., Ltd.                                                         9,006,000        24,825
   Taisei Lamick Co., Ltd.                                                                   239,300         5,904
   Takuma Co., Ltd.                                                                          902,000         6,481
   Tenma Corp.                                                                               730,200        12,909
   TOC Co., Ltd.                                                                           2,453,000        21,096
   Tokyo Kikai Seisakusho Ltd.                                                               665,000         1,986
   Tokyo Tomin Bank Ltd. (The)                                                               527,500        13,159
   Tomy Co., Ltd.                                                                            590,900         9,702
   Toppan Forms Co., Ltd.                                                                    690,400         9,515
   TV Asahi Corp.                                                                              1,779         3,367
   Union Tool Co.                                                                            190,300         6,924
   Yamaichi Electronics Co., Ltd.                                                            655,600         7,289
   Yomiuri Land Co., Ltd.                                                                  2,223,000         7,455
   Zentek Technology Japan, Inc.                                                            (a)1,432         4,671
   ---------------------------------------------------------------------------------------------------------------
                                                                                                           359,702
   ===============================================================================================================
   NETHERLANDS (2.1%)
   Laurus N.V.                                                                          (a)8,475,882        11,266
   Nutreco Holding N.V.                                                                      372,135        12,297
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            23,563
   ===============================================================================================================
   NEW ZEALAND (2.8%)
   Fisher & Paykel Appliances Holdings Ltd.                                                1,529,086         4,434
   Fisher & Paykel Healthcare Corp., Ltd.                                                  1,940,145        16,288

36   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL SMALL CAP PORTFOLIO

                                                                                                             VALUE
                                                                                              SHARES         (000)
   ---------------------------------------------------------------------------------------------------------------
   NEW ZEALAND (CONT'D)
   Sky City Entertainment Group Ltd.                                                       3,463,616   $    10,552
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            31,274
   ===============================================================================================================
   NORWAY (1.0%)
   DNB NOR ASA                                                                             1,648,638        11,254
   ---------------------------------------------------------------------------------------------------------------
   SOUTH KOREA (1.0%)
   KT&G Corp.                                                                                493,050        11,403
   ---------------------------------------------------------------------------------------------------------------
   SPAIN (1.4%)
   Amadeus Global Travel Distribution S.A., Class A                                          792,490         5,208
   Miquel y Costas                                                                           205,593        10,279
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            15,487
   ===============================================================================================================
   SWEDEN (2.3%)
   D. Carnegie AB                                                                            481,326         4,580
   Intrum Justitia AB                                                                   (a)1,720,559        10,074
   Swedish Match AB                                                                        1,114,400        11,419
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            26,073
   ===============================================================================================================
   SWITZERLAND (7.5%)
   Converium Holding AG                                                                      209,802        10,938
   Edipresse S.A. (Bearer), Class B                                                           25,607        13,935
   Galenica Holding AG, Class B (Registered)                                                  33,290         5,022
   Kaba Holdings AG, Class B (Registered)                                                     44,316         9,167
   Schindler Holding AG                                                                       52,009        14,962
   SIG Holding AG (Registered)                                                                49,089         8,898
   Valora Holding AG                                                                          58,929        13,605
   Zehnder Group AG, Class B                                                                   8,156         8,544
   ---------------------------------------------------------------------------------------------------------------
                                                                                                            85,071
   ===============================================================================================================
   UNITED KINGDOM (15.0%)
   British Vita plc                                                                        1,781,075         8,328
   Capital Radio plc                                                                       1,000,712         8,011
   Cattles plc                                                                             3,020,367        17,421
   De La Rue plc                                                                           1,553,150         9,756
   Devro plc                                                                               3,039,214         5,944
   FKI plc                                                                                 2,713,929         6,061
   Jarvis plc                                                                              1,918,365         2,723
   Keller Group plc                                                                        1,287,338         5,071
   Luminar plc                                                                             2,497,112        18,741
   Michael Page International plc                                                          1,338,968         4,361
   Novar plc                                                                               4,756,685        10,645
   Regent Inns plc                                                                         3,787,088         2,997
   Rotork plc                                                                              1,524,627        10,943
   SIG plc                                                                                 1,369,410        10,228
   Spirax-Sarco Engineering plc                                                            1,092,502        11,211
   SSL International plc                                                                   1,462,562         7,424
   Stagecoach Group plc                                                                    4,464,908         7,271
   William Hill plc                                                                          878,945         8,860
   Wincanton plc                                                                           3,063,438        13,238
   ---------------------------------------------------------------------------------------------------------------
                                                                                                           169,234
   ===============================================================================================================
     TOTAL COMMON STOCKS (COST $841,770)                                                                 1,075,626
   ===============================================================================================================

                                                                                                FACE
                                                                                              AMOUNT         VALUE
                                                                                               (000)         (000)
   ---------------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.2%)
   REPURCHASE AGREEMENT (4.2%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $47,317
     (COST $47,315)                                                                   $    (f)47,315   $    47,315
   ---------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS (99.5%) (COST $889,085)                                                           1,122,941
   ===============================================================================================================

                                                                                              AMOUNT
                                                                                               (000)
   ---------------------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.0%)
     Receivable for Investments Sold                                                           7,544
     Foreign Currency (Cost $1,719)                                                            1,719
     Foreign Withholding Tax Reclaim Receivable                                                  944
     Receivable for Portfolio Shares Sold                                                        624
     Dividends Receivable                                                                        572
     Interest Receivable                                                                           2
     Other                                                                                        18        11,423
   ---------------------------------------------------------------------------------------------------------------
   LIABILITIES (-0.5%)
     Investment Advisory Fees Payable                                                         (2,456)
     Bank Overdraft Payable                                                                   (1,689)
     Payable for Portfolio Shares Redeemed                                                      (490)
     Payable for Investments Purchased                                                          (366)
     Administrative Fees Payable                                                                (148)
     Custodian Fees Payable                                                                      (39)
     Net Unrealized Depreciation on Foreign
       Currency Exchange Contracts                                                               (15)
     Directors' Fees and Expenses Payable                                                        (13)
     Other Liabilities                                                                           (66)       (5,282)
   ---------------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                   $ 1,129,082
   ===============================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                     $   811,980
   Undistributed (Distributions in Excess of)
     Net Investment Income                                                                                   7,564
   Accumulated Net Realized Gain (Loss)                                                                     75,597
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                                           233,856
     Foreign Currency Exchange Contracts and Translations                                                       85
   ---------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                          $ 1,129,082
   ===============================================================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 47,340,350 outstanding
       $0.001 par value shares (authorized
       500,000,000 shares)                                                                             $     23.85
   ===============================================================================================================

   (a)  Non-income producing security.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   @    Face Amount/Value is less than $500.
   RNC  Non-Convertible Savings Shares

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  37

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   INTERNATIONAL SMALL CAP PORTFOLIO

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

    The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                NET
    CURRENCY                              IN                 UNREALIZED
      TO                               EXCHANGE             APPRECIATION
    DELIVER       VALUE   SETTLEMENT     FOR      VALUE    (DEPRECIATION)
     (000)        (000)     DATE        (000)     (000)        (000)
   -----------------------------------------------------------------------
   AUD    1,470  $1,028   7/1/04   US$   1,024   $1,024       $  (4)
   AUD    2,283   1,595   7/2/04   US$   1,580    1,580         (15)
   JPY  131,044   1,204   7/1/04   US$   1,208    1,208           4
   JPY  122,877   1,129   7/2/04   US$   1,129    1,129         @--
                 ------                          ------       ------
                 $4,956                          $4,941       $ (15)
                 ======                          ======       ======

   AUD -- Australian Dollar
   JPY -- Japanese Yen

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                        PERCENT
                                                           VALUE         OF NET
   INDUSTRY                                                (000)         ASSETS
   -----------------------------------------------------------------------------
   Machinery                                          $  134,349           11.9%
   Building Products                                      78,035            6.9
   Consumer Finance                                       68,781            6.1
   Health Care Equipment & Supplies                       61,940            5.5
   Food Products                                          61,668            5.5
   Media                                                  52,734            4.7
   Commercial Services & Supplies                         52,124            4.6
   Hotels, Restaurants & Leisure                          52,010            4.6
   Real Estate                                            46,700            4.1
   Insurance                                              35,117            3.1
   Chemicals                                              30,353            2.7
   Commercial Banks                                       29,887            2.6
   Auto Components                                        26,042            2.3
   Beverages                                              23,863            2.1
   Office Electronics                                     23,102            2.0
   Tobacco                                                22,822            2.0
   Health Care Providers & Services                       20,504            1.8
   Household Durables                                     18,760            1.7
   Semiconductors & Semiconductor Equipment               18,632            1.6
   Food & Staples Retailing                               17,432            1.5
   Leisure Equipment & Products                           15,511            1.4
   Electrical Equipment                                   14,510            1.3
   Diversified Telecommunication Services                 14,222            1.3
   Specialty Retail                                       13,605            1.2
   Water Utilities                                        13,453            1.2
   Energy Equipment & Services                            13,227            1.2
   Transportation Infrastructure                          13,050            1.2
   Aerospace & Defense                                    12,265            1.1
   Movies & Entertainment                                 11,080            1.0
   Electronic Equipment & Instruments                     10,943            1.0
   Other                                                 116,220           10.3
   -----------------------------------------------------------------------------
                                                      $1,122,941           99.5%
   =============================================================================

38   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EQUITY GROWTH PORTFOLIO

                                                                                                           VALUE
                                                                                             SHARES        (000)
   -------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (98.7%)
   AEROSPACE & DEFENSE (1.3%)
   United Technologies Corp.                                                                120,180   $   10,994
   -------------------------------------------------------------------------------------------------------------
   AIR FREIGHT & LOGISTICS (1.8%)
   C.H. Robinson Worldwide, Inc.                                                            155,725        7,138
   United Parcel Service, Inc., Class B                                                     114,800        8,630
   -------------------------------------------------------------------------------------------------------------
                                                                                                          15,768
   =============================================================================================================
   BEVERAGES (3.6%)
   Coca Cola Co. (The)                                                                      426,923       21,551
   PepsiCo., Inc.                                                                           170,210        9,171
   -------------------------------------------------------------------------------------------------------------
                                                                                                          30,722
   =============================================================================================================
   BIOTECHNOLOGY (3.7%)
   Amgen, Inc.                                                                           (a)160,642        8,766
   Biogen Idec, Inc.                                                                      (a)67,300        4,257
   Celgene Corp.                                                                          (a)59,730        3,420
   Chiron Corp.                                                                           (a)54,100        2,415
   Genentech, Inc.                                                                       (a)132,000        7,418
   Gilead Sciences, Inc.                                                                  (a)53,630        3,593
   Telik, Inc.                                                                            (a)97,350        2,324
   -------------------------------------------------------------------------------------------------------------
                                                                                                          32,193
   =============================================================================================================
   CAPITAL MARKETS (3.1%)
   Ameritrade Holding Corp.                                                              (a)489,600        5,557
   Goldman Sachs Group, Inc.                                                                158,315       14,907
   Lehman Brothers Holdings, Inc.                                                            85,600        6,441
   -------------------------------------------------------------------------------------------------------------
                                                                                                          26,905
   =============================================================================================================
   COMMERCIAL BANKS (1.0%)
   Fifth Third Bancorp                                                                      155,200        8,347
   -------------------------------------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (5.6%)
   Cisco Systems, Inc.                                                                 (a)1,143,750       27,107
   Juniper Networks, Inc.                                                                (a)195,100        4,793
   Motorola, Inc.                                                                           375,600        6,855
   QUALCOMM, Inc.                                                                           125,263        9,142
   -------------------------------------------------------------------------------------------------------------
                                                                                                          47,897
   =============================================================================================================
   COMPUTERS & PERIPHERALS (2.9%)
   Dell, Inc.                                                                            (a)352,925       12,642
   EMC Corp.                                                                             (a)748,725        8,535
   Network Appliance, Inc.                                                               (a)189,300        4,076
   Seagate Technology, Inc.                                                              (d)186,100          @--
   -------------------------------------------------------------------------------------------------------------
                                                                                                          25,253
   =============================================================================================================
   CONSUMER FINANCE (3.6%)
   American Express Co.                                                                     260,250       13,372
   MBNA Corp.                                                                               665,300       17,158
   -------------------------------------------------------------------------------------------------------------
                                                                                                          30,530
   =============================================================================================================
   DIVERSIFIED FINANCIAL SERVICES (3.7%)
   Citigroup, Inc.                                                                          691,279       32,144
   -------------------------------------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
   Amphenol Corp., Class A                                                               (a)127,430        4,246
   -------------------------------------------------------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES (0.8%)
   Smith International, Inc.                                                             (a)116,210        6,480
   -------------------------------------------------------------------------------------------------------------
   FOOD & STAPLES RETAILING (1.1%)
   Wal-Mart Stores, Inc.                                                                    180,838        9,541
   -------------------------------------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
   Boston Scientific Corp.                                                               (a)278,760       11,931
   Dade Behring Holdings, Inc.                                                            (a)48,300   $    2,295
   Guidant Corp.                                                                             34,600        1,933
   Medtronic, Inc.                                                                          175,100        8,531
   St. Jude Medical, Inc.                                                                 (a)65,215        4,934
   -------------------------------------------------------------------------------------------------------------
                                                                                                          29,624
   =============================================================================================================
   HEALTH CARE PROVIDERS & SERVICES (2.5%)
   Anthem, Inc.                                                                           (a)76,449        6,847
   Caremark Rx, Inc.                                                                     (a)171,850        5,661
   UnitedHealth Group, Inc.                                                                 142,000        8,839
   -------------------------------------------------------------------------------------------------------------
                                                                                                          21,347
   =============================================================================================================
   HOTELS, RESTAURANTS & LEISURE (4.1%)
   Carnival Corp.                                                                           160,200        7,529
   GTECH Holdings Corp.                                                                     125,140        5,795
   International Game Technology                                                            188,900        7,291
   Outback Steakhouse, Inc.                                                                 124,600        5,153
   Wynn Resorts Ltd.                                                                     (a)109,155        4,217
   Yum! Brands, Inc.                                                                     (a)154,180        5,739
   -------------------------------------------------------------------------------------------------------------
                                                                                                          35,724
   =============================================================================================================
   HOUSEHOLD PRODUCTS (2.4%)
   Kimberly-Clark Corp.                                                                      97,010        6,391
   Procter & Gamble Co.                                                                     261,376       14,229
   -------------------------------------------------------------------------------------------------------------
                                                                                                          20,620
   =============================================================================================================
   INDUSTRIAL CONGLOMERATES (8.8%)
   3M Co.                                                                                    48,600        4,374
   General Electric Co.                                                                   1,671,200       54,147
   Tyco International Ltd.                                                                  528,900       17,528
   -------------------------------------------------------------------------------------------------------------
                                                                                                          76,049
   =============================================================================================================
   INSURANCE (1.5%)
   American International Group, Inc.                                                       174,550       12,442
   -------------------------------------------------------------------------------------------------------------
   INTERNET & CATALOG RETAIL (5.3%)
   Amazon.com, Inc.                                                                      (a)120,600        6,561
   eBay, Inc.                                                                            (a)195,040       17,934
   InterActiveCorp.                                                                      (a)704,400       21,230
   -------------------------------------------------------------------------------------------------------------
                                                                                                          45,725
   =============================================================================================================
   INTERNET SOFTWARE & SERVICES (2.0%)
   Yahoo!, Inc.                                                                          (a)460,940       16,746
   -------------------------------------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY SERVICES (1.7%)
   Accenture Ltd., Class A                                                               (a)367,750       10,106
   Paychex, Inc.                                                                            129,400        4,384
   -------------------------------------------------------------------------------------------------------------
                                                                                                          14,490
   =============================================================================================================
   MEDIA (2.5%)
   News Corp. Ltd. ADR                                                                      152,670        5,408
   Time Warner, Inc.                                                                     (a)425,700        7,484
   Univision Communications, Inc., Class A                                               (a)268,485        8,573
   -------------------------------------------------------------------------------------------------------------
                                                                                                          21,465
   =============================================================================================================
   MULTILINE RETAIL (1.2%)
   Kohl's Corp.                                                                          (a)120,900        5,112
   Target Corp.                                                                             114,436        4,860
   -------------------------------------------------------------------------------------------------------------
                                                                                                           9,972
   =============================================================================================================
   OIL & GAS (1.8%)
   Exxon Mobil Corp.                                                                        289,500       12,857

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  39

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EQUITY GROWTH PORTFOLIO

                                                                                                           VALUE
                                                                                             SHARES        (000)
   -------------------------------------------------------------------------------------------------------------
   OIL & GAS (CONT'D)
   Murphy Oil Corp.                                                                          34,390   $    2,534
   -------------------------------------------------------------------------------------------------------------
                                                                                                          15,391
   =============================================================================================================
   Pharmaceuticals (8.8%)
   Allergan, Inc.                                                                            29,900        2,677
   Bristol-Myers Squibb Co.                                                                 165,900        4,064
   Eli Lilly & Co.                                                                           48,900        3,419
   Forest Laboratories, Inc.                                                              (a)95,000        5,380
   Inamed Corp.                                                                           (a)45,520        2,861
   Johnson & Johnson                                                                        234,900       13,084
   Pfizer, Inc.                                                                           1,027,442       35,221
   Teva Pharmaceutical Industries Ltd. ADR                                                  130,485        8,780
   -------------------------------------------------------------------------------------------------------------
                                                                                                          75,486
   =============================================================================================================
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
   Analog Devices, Inc.                                                                     274,900       12,942
   Intel Corp.                                                                              551,925       15,233
   Linear Technology Corp.                                                                  273,450       10,793
   Marvell Technology Group Ltd.                                                          (a)80,640        2,153
   Texas Instruments, Inc.                                                                  264,450        6,395
   -------------------------------------------------------------------------------------------------------------
                                                                                                          47,516
   =============================================================================================================
   SOFTWARE (9.2%)
   Adobe Systems, Inc.                                                                       79,700        3,706
   Mercury Interactive Corp.                                                             (a)187,800        9,358
   Microsoft Corp.                                                                        1,598,626       45,656
   Novell, Inc.                                                                          (a)194,900        1,635
   Oracle Corp.                                                                          (a)465,550        5,554
   Red Hat, Inc.                                                                         (a)131,100        3,012
   Symantec Corp.                                                                        (a)104,000        4,553
   Veritas Software Corp.                                                                (a)218,280        6,046
   -------------------------------------------------------------------------------------------------------------
                                                                                                          79,520
   =============================================================================================================
   SPECIALTY RETAIL (3.5%)
   Bed, Bath & Beyond, Inc.                                                               (a)34,780        1,337
   Chico's FAS, Inc.                                                                     (a)160,220        7,236
   Lowe's Cos., Inc.                                                                        162,600        8,545
   Petsmart, Inc.                                                                           143,370        4,652
   Staples, Inc.                                                                            147,200        4,315
   TJX Cos., Inc.                                                                           158,800        3,833
   -------------------------------------------------------------------------------------------------------------
                                                                                                          29,918
   =============================================================================================================
   TEXTILES, APPAREL & LUXURY GOODS (0.5%)
   Coach, Inc.                                                                            (a)98,490        4,451
   -------------------------------------------------------------------------------------------------------------
   THRIFTS & MORTGAGE FINANCE (1.3%)
   Fannie Mae                                                                               153,800       10,975
   -------------------------------------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $795,607)                                                                 848,481
   =============================================================================================================

                                                                                               FACE
                                                                                             AMOUNT
                                                                                              (000)
   -------------------------------------------------------------------------------------------------------------
   Short-Term Investment (3.2%)
   Repurchase Agreement (3.2%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $27,917
     (COST $27,916)                                                                   $   (f)27,916       27,916
   -------------------------------------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                                           (000)
   -------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (101.9%) (COST $823,523)                                                         $  876,397
   =============================================================================================================

                                                                                             AMOUNT
                                                                                              (000)
   -------------------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.0%)
     Cash                                                                             $           1
     Receivable for Investments Sold                                                          6,626
     Receivable for Portfolio Shares Sold                                                       761
     Dividends Receivable                                                                       750
     Interest Receivable                                                                          1
     Other                                                                                       15        8,154
   -------------------------------------------------------------------------------------------------------------
   LIABILITIES (-2.9%)
     Payable for Investments Purchased                                                      (22,249)
     Investment Advisory Fees Payable                                                        (1,250)
     Payable for Portfolio Shares Redeemed                                                     (897)
     Distribution Fees, Class B                                                                (131)
     Administrative Fees Payable                                                               (117)
     Directors' Fees and Expenses Payable                                                       (39)
     Custodian Fees Payable                                                                      (5)
     Other Liabilities                                                                          (95)     (24,783)
   -------------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                  $  859,768
   -------------------------------------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                    $  938,407
   Undistributed (Distributions in Excess of) Net Investment Income                                          283
   Accumulated Net Realized Gain (Loss)                                                                 (131,796)
   Unrealized Appreciation (Depreciation) on Investments                                                  52,874
   -------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                         $  859,768
   =============================================================================================================
   CLASS A:

   NET ASSETS                                                                                         $  642,027
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 39,775,244 outstanding $0.001 par value shares (authorized
      500,000,000 shares)                                                                             $    16.14
   =============================================================================================================
   CLASS B:

   NET ASSETS                                                                                         $  217,741
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 13,674,454 outstanding $0.001 par value shares (authorized
      500,000,000 shares)                                                                             $    15.92
   =============================================================================================================

   (a)  Non-income producing security.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt
   @    Face Amount/Value is less than $500.

40    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   FOCUS EQUITY PORTFOLIO

                                                                                                         VALUE
                                                                                           SHARES        (000)
   -----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (96.9%)
   AIR FREIGHT & LOGISTICS (1.5%)
   United Parcel Service, Inc., Class B                                                    13,000   $      977
   -----------------------------------------------------------------------------------------------------------
   BEVERAGES (3.5%)
   Coca Cola Co. (The)                                                                     45,115        2,277
   -----------------------------------------------------------------------------------------------------------
   BIOTECHNOLOGY (2.9%)
   Amgen, Inc.                                                                          (a)16,382          894
   Genentech, Inc.                                                                      (a)17,500          983
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,877
   ===========================================================================================================
   CAPITAL MARKETS (3.5%)
   Goldman Sachs Group, Inc.                                                               15,300        1,440
   Lehman Brothers Holdings, Inc.                                                          10,800          813
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,253
   ===========================================================================================================
   COMMERCIAL BANKS (1.2%)
   Fifth Third Bancorp                                                                     14,900          801
   -----------------------------------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (3.9%)
   Cisco Systems, Inc.                                                                 (a)105,700        2,505
   -----------------------------------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS (3.1%)
   Dell, Inc.                                                                           (a)39,325        1,409
   Network Appliance, Inc.                                                              (a)27,000          581
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,990
   ===========================================================================================================
   CONSUMER FINANCE (4.9%)
   American Express Co.                                                                    30,150        1,549
   MBNA Corp.                                                                              62,500        1,612
   -----------------------------------------------------------------------------------------------------------
                                                                                                         3,161
   ===========================================================================================================
   DIVERSIFIED FINANCIAL SERVICES (3.9%)
   Citigroup, Inc.                                                                         54,970        2,556
   -----------------------------------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   Amphenol Corp., Class A                                                              (a)17,200          573
   -----------------------------------------------------------------------------------------------------------
   FOOD & STAPLES RETAILING (1.3%)
   Wal-Mart Stores, Inc.                                                                   16,600          876
   -----------------------------------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
   Boston Scientific Corp.                                                              (a)36,500        1,562
   Medtronic, Inc.                                                                         15,200          741
   -----------------------------------------------------------------------------------------------------------
                                                                                                         2,303
   ===========================================================================================================
   HEALTH CARE PROVIDERS & SERVICES (2.0%)
   Anthem, Inc.                                                                         (a)14,851        1,330
   -----------------------------------------------------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE (1.7%)
   International Game Technology                                                           29,600        1,143
   -----------------------------------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS (2.5%)
   Procter & Gamble Co.                                                                    29,950        1,631
   -----------------------------------------------------------------------------------------------------------
   INDUSTRIAL CONGLOMERATES (10.4%)
   3M Co.                                                                                   7,600          684
   General Electric Co.                                                                   130,550        4,230
   Tyco International Ltd.                                                                 54,500        1,806
   -----------------------------------------------------------------------------------------------------------
                                                                                                         6,720
   ===========================================================================================================
   INSURANCE (2.4%)
   American International Group, Inc.                                                      21,875        1,559
   -----------------------------------------------------------------------------------------------------------
   INTERNET & CATALOG RETAIL (6.1%)
   Amazon.com, Inc.                                                                     (a)12,300          669
   eBay, Inc.                                                                           (a)14,560        1,339
   InterActiveCorp.                                                                     (a)64,210        1,935
   -----------------------------------------------------------------------------------------------------------
                                                                                                         3,943
   ===========================================================================================================
   INTERNET SOFTWARE & SERVICES (2.5%)
   Yahoo!, Inc.                                                                         (a)44,540   $    1,618
   -----------------------------------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY SERVICES (2.6%)
   Accenture Ltd., Class A                                                              (a)43,460        1,194
   Paychex, Inc.                                                                           14,600          495
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,689
   ===========================================================================================================
   MEDIA (2.9%)
   Time Warner, Inc.                                                                    (a)49,000          861
   Univision Communications, Inc., Class A                                              (a)31,620        1,010
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,871
   ===========================================================================================================
   MULTILINE RETAIL (1.1%)
   Kohl's Corp.                                                                         (a)16,200          685
   -----------------------------------------------------------------------------------------------------------
   OIL & GAS (2.5%)
   Exxon Mobil Corp.                                                                       28,500        1,266
   Murphy Oil Corp.                                                                         4,900          361
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,627
   ===========================================================================================================
   PHARMACEUTICALS (8.5%)
   Johnson & Johnson                                                                       20,575        1,146
   Pfizer, Inc.                                                                            96,350        3,303
   Teva Pharmaceutical Industries Ltd. ADR                                                 15,380        1,035
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,484
   ===========================================================================================================
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
   Intel Corp.                                                                             47,400        1,308
   Linear Technology Corp.                                                                 43,625        1,722
   Texas Instruments, Inc.                                                                 26,475          640
   -----------------------------------------------------------------------------------------------------------
                                                                                                         3,670
   ===========================================================================================================
   SOFTWARE (8.1%)
   Mercury Interactive Corp.                                                            (a)21,400        1,067
   Microsoft Corp.                                                                        147,000        4,198
   -----------------------------------------------------------------------------------------------------------
                                                                                                         5,265
   ===========================================================================================================
   SPECIALTY RETAIL (2.5%)
   Lowe's Cos., Inc.                                                                       19,200        1,009
   Petsmart, Inc.                                                                          19,030          618
   -----------------------------------------------------------------------------------------------------------
                                                                                                         1,627
   ===========================================================================================================
   THRIFTS & MORTGAGE FINANCE (1.3%)
   Fannie Mae                                                                              11,700          835
   -----------------------------------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $61,468)                                                                 62,846
   ===========================================================================================================

                                                                                             FACE
                                                                                           AMOUNT
                                                                                            (000)
   -----------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.4%)
   REPURCHASE AGREEMENT (4.4%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $2,814
     (COST $2,814)                                                                    $  (f)2,814        2,814
   -----------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  41

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   FOCUS EQUITY PORTFOLIO

                                                                                                         VALUE
                                                                                                         (000)
   -----------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (101.3%) (COST $64,282)                                                        $   65,660
   ===========================================================================================================

                                                                                           AMOUNT
                                                                                            (000)
   -----------------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.5%)
     Cash                                                                             $         1
     Receivable for Investments Sold                                                          811
     Receivable for Portfolio Shares Sold                                                     117
     Dividends Receivable                                                                      58
     Other                                                                                      1          988
   -----------------------------------------------------------------------------------------------------------
   LIABILITIES (-2.8%)
     Payable for Investments Purchased                                                     (1,640)
     Investment Advisory Fees Payable                                                        (113)
     Administrative Fees Payable                                                              (11)
     Directors' Fees and Expenses Payable                                                      (7)
     Distribution Fees, Class B                                                                (5)
     Custodian Fees Payable                                                                    (1)
     Other Liabilities                                                                        (24)      (1,801)
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                $   64,847
   ===========================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                  $   94,139
   Undistributed Net Investment Income
     (Accumulated Net Investment Loss)                                                                     (38)
   Accumulated Net Realized Gain (Loss)                                                                (30,632)
   Unrealized Appreciation (Depreciation) on Investments                                                 1,378
   -----------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                       $   64,847
   ===========================================================================================================
   CLASS A:

   NET ASSETS                                                                                       $   56,056
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 4,669,953 outstanding $0.001 par
       value shares (authorized 500,000,000 shares)                                                 $    12.00
   ===========================================================================================================
   CLASS B:

   NET ASSETS                                                                                       $    8,791
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 747,700 outstanding $0.001 par
       value shares (authorized 500,000,000 shares)                                                 $    11.76
   ===========================================================================================================

   (a)  Non-income producing security.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt

42   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   SMALL COMPANY GROWTH PORTFOLIO

                                                                                                          VALUE
                                                                                             SHARES       (000)
   ------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (95.6%)
   ADVERTISING AGENCIES (0.2%)
   R.H. Donnelley Corp.                                                                   (a)52,800   $   2,310
   ------------------------------------------------------------------------------------------------------------
   BANKS: OUTSIDE NEW YORK CITY (1.2%)
   Texas Regional Bancshares, Inc.                                                           76,281       3,502
   UCBH Holdings, Inc.                                                                      212,700       8,406
   ------------------------------------------------------------------------------------------------------------
                                                                                                         11,908
   ============================================================================================================
   BIOTECHNOLOGY RESEARCH & PRODUCTION (4.6%)
   Charles River Laboratories International, Inc.(a)                                        308,205     15,062
   Dendreon Corp.                                                                        (a)167,600       2,053
   Encysive Pharmaceuticals, Inc.                                                        (a)190,200       1,617
   Eyetech Pharmaceuticals, Inc.                                                          (a)55,700       2,391
   Idexx Laboratories, Inc.                                                              (a)105,700       6,653
   Martek Biosciences Corp.                                                               (a)76,400       4,291
   MGI Pharma, Inc.                                                                       (a)91,100       2,461
   Taro Pharmaceuticals Industries Ltd.                                                  (a)118,350       5,148
   Telik, Inc.                                                                           (a)219,325       5,235
   ------------------------------------------------------------------------------------------------------------
                                                                                                         44,911
   ============================================================================================================
   CASINOS & GAMBLING (2.7%)
   Kerzner International Ltd.                                                            (a)266,600      12,679
   Lakes Entertainment, Inc.                                                             (a)482,200       5,589
   Nevada Gold & Casinos, Inc.                                                           (a)253,300       3,407
   Shuffle Master, Inc.                                                                  (a)138,150       5,016
   ------------------------------------------------------------------------------------------------------------
                                                                                                         26,691
   ============================================================================================================
   COMMUNICATIONS & MEDIA (0.3%)
   Arch Wireless, Inc., Class A                                                          (a)115,200       3,282
   ------------------------------------------------------------------------------------------------------------
   COMMUNICATIONS TECHNOLOGY (3.0%)
   Plantronics, Inc.                                                                     (a)118,400       4,985
   Spectrasite, Inc.                                                                     (a)559,400      24,177
   ------------------------------------------------------------------------------------------------------------
                                                                                                         29,162
   ============================================================================================================
   COMPUTER SERVICES, SOFTWARE & SYSTEMS (10.1%)
   Akamai Technologies, Inc.                                                             (a)585,500      10,510
   Ask Jeeves, Inc.                                                                      (a)192,100       7,498
   Avocent Corp.                                                                         (a)137,900       5,066
   FileNET Corp.                                                                         (a)165,900       5,238
   Hyperion Solutions Corp.                                                              (a)117,800       5,150
   Manhattan Associates, Inc.                                                            (a)169,700       5,240
   Micros Systems, Inc.                                                                  (a)144,100       6,913
   MicroStrategy, Inc., Class A                                                           (a)57,200       2,442
   NDCHealth Corp.                                                                          117,300       2,721
   Neoforma, Inc.                                                                        (a)475,029       5,767
   Opnet Technologies, Inc.                                                              (a)234,500       3,072
   Salesforce.com, Inc.                                                                  (a)397,200       6,383
   SkillSoft plc ADR                                                                     (a)729,000       5,540
   SS&C Technologies, Inc.                                                                  165,800       3,101
   Transact Technologies, Inc.                                                           (a)138,100       4,367
   ValueClick, Inc.                                                                      (a)299,950       3,593
   Verint Systems, Inc.                                                                  (a)153,500       5,253
   Websense, Inc.                                                                        (a)320,200      11,921
   ------------------------------------------------------------------------------------------------------------
                                                                                                         99,775
   ============================================================================================================
   COMPUTER TECHNOLOGY (1.1%)
   RSA Security, Inc.                                                                    (a)510,400      10,448
   ------------------------------------------------------------------------------------------------------------
   CONSTRUCTION (0.6%)
   Chicago Bridge & Iron Co. N.V. (NY Shares)                                               210,200       5,854
   ------------------------------------------------------------------------------------------------------------
   CONSUMER ELECTRONICS (1.1%)
   Activision, Inc.                                                                      (a)220,500   $   3,506
   CNET Networks, Inc.                                                                   (a)610,200       6,755
   ------------------------------------------------------------------------------------------------------------
                                                                                                         10,261
   ============================================================================================================
   COSMETICS (0.3%)
   Del Laboratories, Inc.                                                                (a)105,900       3,285
   ------------------------------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES (1.0%)
   Greenhill & Co., Inc.                                                                 (a)454,200       9,497
   ------------------------------------------------------------------------------------------------------------
   DRUGS & PHARMACEUTICALS (2.7%)
   Atherogenics, Inc.                                                                    (a)125,700       2,392
   Gen-Probe, Inc.                                                                       (a)215,600      10,202
   Ligand Pharmaceuticals, Inc., Class B                                                 (a)160,400       2,788
   Medicines Co.                                                                         (a)111,000       3,386
   Noven Pharmaceuticals, Inc.                                                           (a)331,500       7,300
   ------------------------------------------------------------------------------------------------------------
                                                                                                         26,068
   ============================================================================================================
   EDUCATION SERVICES (2.8%)
   Bright Horizons Family Solutions, Inc.                                                 (a)97,800       5,243
   Laureate Education, Inc.                                                              (a)127,000       4,856
   Strayer Education, Inc.                                                                  156,250      17,433
   ------------------------------------------------------------------------------------------------------------
                                                                                                         27,532
   ============================================================================================================
   ELECTRICAL & ELECTRONICS (1.5%)
   Flir Systems, Inc.                                                                    (a)178,200       9,783
   Power Integrations, Inc.                                                              (a)195,700       4,873
   ------------------------------------------------------------------------------------------------------------
                                                                                                         14,656
   ============================================================================================================
   ELECTRONICS (1.5%)
   Amphenol Corp., Class A                                                               (a)144,200       4,805
   Avid Technology, Inc.                                                                 (a)182,400       9,953
   ------------------------------------------------------------------------------------------------------------
                                                                                                         14,758
   ============================================================================================================
   ELECTRONICS: SEMICONDUCTORS/COMPONENTS (1.0%)
   Integrated Circuit Systems, Inc.                                                      (a)120,000       3,259
   Microsemi Corp.                                                                       (a)254,700       3,619
   Plexus Corp.                                                                          (a)193,600       2,614
   ------------------------------------------------------------------------------------------------------------
                                                                                                          9,492
   ============================================================================================================
   ENERGY MISCELLANEOUS (7.1%)
   Denbury Resources, Inc.                                                               (a)282,100       5,910
   Evergreen Resources, Inc.                                                             (a)259,100      10,468
   Patina Oil & Gas Corp.                                                                   164,800       4,923
   Quicksilver Resources, Inc.                                                           (a)220,500      14,789
   Southwestern Energy Co.                                                               (a)172,000       4,931
   Ultra Petroleum Corp.                                                                 (a)764,600      28,542
   ------------------------------------------------------------------------------------------------------------
                                                                                                         69,563
   ============================================================================================================
   ENGINEERING & CONTRACTING SERVICES (0.5%)
   Washington Group International, Inc.                                                  (a)136,500       4,899
   ------------------------------------------------------------------------------------------------------------
   FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.4%)
   Advent Software, Inc.                                                                 (a)239,600       4,330
   ------------------------------------------------------------------------------------------------------------
   FINANCIAL MISCELLANEOUS (0.8%)
   Hilb Rogal & Hobbs Co.                                                                    94,600       3,375
   Interactive Data Corp.                                                                (a)272,375       4,745
   ------------------------------------------------------------------------------------------------------------
                                                                                                          8,120
   ============================================================================================================
   GOLD (0.6%)
   Agnico-Eagle Mines, Ltd.                                                                 418,300       5,526
   ------------------------------------------------------------------------------------------------------------
   HEALTH CARE FACILITIES (0.3%)
   VistaCare, Inc., Class A                                                              (a)169,400       3,142
   ------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  43

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   SMALL COMPANY GROWTH PORTFOLIO

                                                                                                          VALUE
                                                                                             SHARES       (000)
   ------------------------------------------------------------------------------------------------------------
   HEALTH CARE MANAGEMENT SERVICES (0.6%)
   Eclipsys Corp.                                                                        (a)375,000   $   5,723
   ------------------------------------------------------------------------------------------------------------
   HEALTH CARE SERVICES (5.4%)
   Animas Corp.                                                                          (a)237,850       4,436
   Apria Healthcare Group, Inc.                                                          (a)148,032       4,249
   Dade Behring Holdings, Inc.                                                           (a)553,500      26,302
   NeighborCare, Inc.                                                                    (a)110,400       3,459
   Stericycle, Inc.                                                                      (a)282,125      14,597
   ------------------------------------------------------------------------------------------------------------
                                                                                                         53,043
   ============================================================================================================
   HOMEBUILDING (0.9%)
   Brookfield Homes Corp.                                                                   340,050       8,906
   ------------------------------------------------------------------------------------------------------------
   HOTEL/MOTEL (0.5%)
   Multimedia Games, Inc.                                                                (a)178,800       4,795
   ------------------------------------------------------------------------------------------------------------
   IDENTIFICATION CONTROL & FILTER DEVICES (0.4%)
   CUNO, Inc.                                                                             (a)67,000       3,574
   ------------------------------------------------------------------------------------------------------------
   INSURANCE: PROPERTY & CASUALTY (0.7%)
   Markel Corp.                                                                           (a)24,250       6,729
   ------------------------------------------------------------------------------------------------------------
   INVESTMENT MANAGEMENT COMPANIES (0.7%)
   Affiliated Managers Group, Inc.                                                       (a)142,000       7,153
   ------------------------------------------------------------------------------------------------------------
   LEISURE TIME (5.1%)
   SCP Pool Corp.                                                                           444,900      20,020
   Winnebago Industries                                                                     148,300       5,529
   WMS Industries, Inc.                                                                  (a)836,200      24,919
   ------------------------------------------------------------------------------------------------------------
                                                                                                         50,468
   ============================================================================================================
   MACHINERY: SPECIALTY (0.4%)
   Helix Technology Corp.                                                                   186,800       3,984
   ------------------------------------------------------------------------------------------------------------
   MANUFACTURING (0.9%)
   Actuant Corp., Class A                                                                (a)227,400       8,866
   ------------------------------------------------------------------------------------------------------------
   MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (4.2%)
   American Medical System Holdings, Inc.                                                (a)319,300      10,760
   Enzon Pharmaceuticals, Inc.                                                           (a)149,500       1,908
   Inamed Corp.                                                                          (a)290,400      18,252
   Sybron Dental Specialties, Inc.                                                       (a)176,000       5,254
   Techne Corp.                                                                          (a)109,100       4,740
   ------------------------------------------------------------------------------------------------------------
                                                                                                         40,914
   ============================================================================================================
   METALS & MINERALS MISCELLANEOUS (1.5%)
   Coeur d'Alene Mines Corp.                                                           (a)1,859,400       7,587
   Glamis Gold, Ltd.                                                                     (a)389,800       6,833
   ------------------------------------------------------------------------------------------------------------
                                                                                                         14,420
   ============================================================================================================
   MISCELLANEOUS HEALTH CARE (3.5%)
   Advanced Medical Optics, Inc.                                                         (a)128,800       5,483
   NPS Pharmaceuticals, Inc.                                                              (a)85,100       1,787
   VCA Antech, Inc.                                                                      (a)612,600      27,457
   ------------------------------------------------------------------------------------------------------------
                                                                                                         34,727
   ============================================================================================================
   OFFICE FURNITURE & BUSINESS EQUIPMENT (0.7%)
   Imagistics International, Inc.                                                        (a)192,900       6,829
   ------------------------------------------------------------------------------------------------------------
   OIL: INTEGRATED DOMESTIC (0.4%)
   Delta Petroleum Corp.                                                                 (a)287,750       3,870
   ------------------------------------------------------------------------------------------------------------
   PRODUCTION TECHNOLOGY EQUIPMENT (1.8%)
   Cymer, Inc.                                                                           (a)320,700      12,007
   Dionex Corp.                                                                           (a)95,400       5,263
   ------------------------------------------------------------------------------------------------------------
                                                                                                         17,270
   ============================================================================================================
   RADIO & TV BROADCASTERS (1.2%)
   Radio One, Inc., Class D                                                              (a)722,936   $  11,574
   ------------------------------------------------------------------------------------------------------------
   RESTAURANTS (4.5%)
   Chicago Pizza & Brewery, Inc.                                                         (a)320,600       4,876
   P.F. Chang's China Bistro, Inc.                                                       (a)270,995      11,151
   Sonic Corp.                                                                           (a)649,207      14,770
   Steak n Shake Co. (The)                                                               (a)708,000      12,900
   ------------------------------------------------------------------------------------------------------------
                                                                                                         43,697
   ============================================================================================================
   PUBLISHING: MISCELLANEOUS (0.6%)
   ProQuest Co.                                                                          (a)221,500       6,036
   ------------------------------------------------------------------------------------------------------------
   RETAIL (7.5%)
   Blue Nile, Inc.                                                                       (a)195,350       7,347
   Brookstone, Inc.                                                                      (a)231,312       4,638
   Cabela's, Inc., Class A                                                               (a)122,600       3,304
   Casual Male Retail Group, Inc.                                                        (a)459,400       3,353
   Dick's Sporting Goods, Inc.                                                           (a)180,200       6,010
   Guitar Center, Inc.                                                                   (a)334,000      14,853
   J. Jill Group, Inc.                                                                   (a)299,700       7,070
   Petco Animal Supplies, Inc.                                                           (a)327,600      10,552
   Tractor Supply Co.                                                                    (a)183,400       7,670
   Tuesday Morning Corp.                                                                 (a)329,300       9,550
   ------------------------------------------------------------------------------------------------------------
                                                                                                         74,347
   ============================================================================================================
   SERVICES: COMMERCIAL (4.5%)
   Advisory Board Co. (The)                                                              (a)137,300       4,888
   Arbitron, Inc.                                                                        (a)182,175       6,653
   Autobytel, Inc.                                                                       (a)519,700       4,719
   Corporate Executive Board Co.                                                             90,299       5,218
   Jackson Hewitt Tax Service, Inc.                                                      (a)174,500       3,054
   Navigant Consulting, Inc.                                                             (a)232,200       4,978
   Universal Technical Institute, Inc.                                                   (a)252,300      10,085
   University of Phoenix Online                                                           (a)51,700       4,528
   ------------------------------------------------------------------------------------------------------------
                                                                                                         44,123
   ============================================================================================================
   TELECOMMUNICATIONS EQUIPMENT (0.7%)
   Andrew Corp.                                                                          (a)355,700       7,118
   ------------------------------------------------------------------------------------------------------------
   TEXTILE APPAREL MANUFACTURERS (1.1%)
   Carter's, Inc.                                                                        (a)247,400       7,202
   Oxford Industries, Inc.                                                                   91,700       3,994
   ------------------------------------------------------------------------------------------------------------
                                                                                                         11,196
   ============================================================================================================
   TRUCKERS (0.8%)
   Landstar System, Inc.                                                                 (a)153,600       8,121
   ------------------------------------------------------------------------------------------------------------
   UTILITIES: TELECOMMUNICATIONS (1.6%)
   IDT Corp., Class B                                                                    (a)218,600       4,031
   NII Holdings, Inc.                                                                    (a)138,320       4,660
   PTEK Holdings, Inc.                                                                   (a)638,200       7,358
   ------------------------------------------------------------------------------------------------------------
                                                                                                         16,049
   ============================================================================================================
     TOTAL COMMON STOCKS (COST $829,522)                                                               939,002
   ============================================================================================================

44  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   SMALL COMPANY GROWTH PORTFOLIO

                                                                                               FACE
                                                                                             AMOUNT       VALUE
                                                                                              (000)       (000)
   ------------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (4.4%)
   REPURCHASE AGREEMENT (4.4%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $43,012
     (COST $43,011)                                                                   $   (f)43,011   $  43,011
   ------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.0%) (COST $872,533)                                                           982,013
   ============================================================================================================

                                                                                             AMOUNT
                                                                                              (000)
   ------------------------------------------------------------------------------------------------------------
   OTHER ASSETS (3.4%)
     Receivable for Portfolio Shares Sold                                                    28,951
     Receivable for Investments Sold                                                          4,756
     Dividends Receivable                                                                        18
     Interest Receivable                                                                          1
     Other                                                                                       15      33,741
   ------------------------------------------------------------------------------------------------------------
   LIABILITIES (-3.4%)
     Payable for Portfolio Shares Redeemed                                                  (22,493)
     Payable for Investments Purchased                                                       (5,648)
     Bank Overdraft Payable                                                                  (2,910)
     Investment Advisory Fees Payable                                                        (2,052)
     Distribution Fees, Class B                                                                (347)
     Administrative Fees Payable                                                               (128)
     Custodian Fees Payable                                                                      (9)
     Directors' Fees and Expenses Payable                                                        (8)
     Other Liabilities                                                                          (80)    (33,675)
   ------------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                  $ 982,079
   ============================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                    $ 951,644
   Undistributed Net Investment Income
     (Accumulated Net Investment Loss)                                                                   (3,590)
   Accumulated Net Realized Gain (Loss)                                                                 (75,455)
   Unrealized Appreciation (Depreciation) on Investments                                                109,480
   ------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                         $ 982,079
   ============================================================================================================
   CLASS A:

   NET ASSETS                                                                                         $ 393,849
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 33,631,380 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                         $   11.71
   ============================================================================================================
   CLASS B:

   NET ASSETS                                                                                         $ 588,230
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 52,093,033 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                         $   11.29
   ============================================================================================================

   (a)  Non-income producing security.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  45

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   TECHNOLOGY PORTFOLIO

                                                                                                          VALUE
                                                                                             SHARES       (000)
   ------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (98.6%)
   AIR FREIGHT & LOGISTICS (0.2%)
   Bookham Technology plc ADR                                                             (a)52,600   $      51
   ------------------------------------------------------------------------------------------------------------
   BIOTECHNOLOGY (0.6%)
   Telik, Inc.                                                                             (a)5,400         129
   ------------------------------------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (19.3%)
   Advanced Fibre Communications, Inc.                                                     (a)4,600          93
   Alcatel S.A. ADR                                                                       (a)17,300         268
   Arris Group, Inc.                                                                       (a)7,300          43
   AudioCodes Ltd.                                                                         (a)4,900          59
   Avaya, Inc.                                                                             (a)4,900          77
   Cisco Systems, Inc.                                                                    (a)59,575       1,412
   Comverse Technology, Inc.                                                              (a)10,200         203
   Corning, Inc.                                                                          (a)10,100         132
   F5 Networks, Inc.                                                                       (a)3,500          93
   Finisar Corp.                                                                          (a)30,438          60
   Harmonic, Inc.                                                                          (a)8,000          68
   Juniper Networks, Inc.                                                                  (a)8,424         207
   Motorola, Inc.                                                                            16,800         307
   Nortel Networks Corp.                                                                  (a)43,700         218
   QUALCOMM, Inc.                                                                             6,250         456
   Sonus Networks, Inc.                                                                   (a)36,100         173
   Telefonaktiebolaget LM Ericsson ADR                                                     (a)6,200         185
   Tellabs, Inc.                                                                          (a)19,100         167
   ------------------------------------------------------------------------------------------------------------
                                                                                                          4,221
   ============================================================================================================
   COMPUTERS & PERIPHERALS (3.3%)
   EMC Corp.                                                                              (a)32,010         365
   Network Appliance, Inc.                                                                (a)16,450         354
   ------------------------------------------------------------------------------------------------------------
                                                                                                            719
   ============================================================================================================
   DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
   Amdocs Ltd.                                                                             (a)6,800         159
   Optical Communication Products, Inc.                                                   (a)15,500          38
   ------------------------------------------------------------------------------------------------------------
                                                                                                            197
   ============================================================================================================
   ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
   Celestica, Inc.                                                                         (a)6,100         122
   Flextronics International Ltd.                                                      (a)(d)16,100         257
   Jabil Circuit, Inc.                                                                     (a)5,625         142
   Samina-SCI Corp.                                                                        (a)8,100          74
   Symbol Technologies, Inc.                                                                  6,800         100
   Veeco Instruments, Inc.                                                                 (a)2,300          59
   ------------------------------------------------------------------------------------------------------------
                                                                                                            754
   ============================================================================================================
   INTERNET & CATALOG RETAIL (1.4%)
   InterActiveCorp.                                                                       (a)10,200         307
   ------------------------------------------------------------------------------------------------------------
   INTERNET SOFTWARE & SERVICES (4.8%)
   Doubleclick, Inc.                                                                      (a)17,000         132
   FindWhat.com                                                                            (a)2,700          63
   Salesforce.com, Inc.                                                                    (a)1,200          19
   Sina Corp.                                                                              (a)5,600         185
   Sohu.com, Inc.                                                                          (a)8,600         171
   VeriSign, Inc.                                                                         (a)16,100         320
   Yahoo!, Inc.                                                                            (a)4,276         155
   ------------------------------------------------------------------------------------------------------------
                                                                                                          1,045
   ============================================================================================================
   MEDIA (0.5%)
   Gemstar-TV Guide International, Inc.                                                   (a)22,800         110
   ------------------------------------------------------------------------------------------------------------
   OFFICE ELECTRONICS (0.9%)
   Zebra Technologies Corp.                                                                (a)2,200   $     191
   ------------------------------------------------------------------------------------------------------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (35.6%)
   Advanced Micro Devices, Inc.                                                           (a)17,100         272
   Altera Corp.                                                                           (a)14,400         320
   Analog Devices, Inc.                                                                      14,313         674
   Applied Materials, Inc.                                                                (a)32,525         638
   Applied Micro Circuits Corp.                                                           (a)45,300         241
   ASML Holding N.V. (NY Shares)                                                           (a)9,875         169
   Broadcom Corp., Class A                                                                 (a)9,200         430
   Brooks Automation, Inc.                                                                 (a)4,800          97
   Integrated Device Technology, Inc.                                                     (a)12,300         170
   Intel Corp.                                                                               32,425         895
   KLA-Tencor Corp.                                                                        (a)2,775         137
   Kopin Corp.                                                                            (a)54,100         276
   Linear Technology Corp.                                                                    8,488         335
   LSI Logic Corp.                                                                        (a)21,600         165
   Marvell Technology Group Ltd.                                                          (a)12,900         344
   Maxim Integrated Products, Inc.                                                            9,438         495
   National Semiconductor Corp.                                                            (a)5,200         114
   Novellus Systems, Inc.                                                                 (a)11,000         346
   PMC-Sierra, Inc.                                                                       (a)17,600         253
   RF Micro Devices, Inc.                                                                 (a)37,500         281
   Texas Instruments, Inc.                                                                   28,600         692
   Transwitch Corp.                                                                       (a)21,100          37
   Vitesse Semiconductor Corp.                                                            (a)15,300          75
   Xilinx, Inc.                                                                              10,150         338
   ------------------------------------------------------------------------------------------------------------
                                                                                                          7,794
   ============================================================================================================
   SOFTWARE (26.5%)
   Adobe Systems, Inc.                                                                        5,450         254
   Check Point Software Technologies Ltd.                                                 (a)22,975         620
   Computer Associates International, Inc.                                                    6,463         181
   Hyperion Solutions Corp.                                                                (a)3,275         143
   Macromedia, Inc.                                                                       (a)13,300         327
   Manhattan Associates, Inc.                                                              (a)2,500          77
   McAfee, Inc.                                                                           (a)12,625         229
   Micromuse, Inc.                                                                        (a)22,900         153
   Microsoft Corp.                                                                           39,600       1,131
   Novell, Inc.                                                                           (a)32,700         274
   Oracle Corp.                                                                           (a)44,113         526
   Peoplesoft, Inc.                                                                        (a)9,300         172
   Quest Software, Inc.                                                                    (a)8,175         106
   SAP AG ADR                                                                                 4,700         197
   Siebel Systems, Inc.                                                                   (a)43,450         464
   Symantec Corp.                                                                          (a)4,800         210
   Verint Systems, Inc.                                                                    (a)3,600         123
   Veritas Software Corp.                                                                 (a)22,525         624
   ------------------------------------------------------------------------------------------------------------
                                                                                                          5,811
   ============================================================================================================
   WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   Nextel Communications, Inc., Class A                                                   (a)10,138         270
   ------------------------------------------------------------------------------------------------------------
     TOTAL COMMON STOCKS (COST $22,323)                                                                  21,599
   ============================================================================================================

46  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   TECHNOLOGY PORTFOLIO

                                                                                                           FACE
                                                                                             AMOUNT       VALUE
                                                                                              (000)       (000)
   ------------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (0.4%)
   REPURCHASE AGREEMENT (0.4%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $90
     (COST $90)                                                                       $       (f)90   $      90
   ------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.0%) (COST $22,413)                                                              21,689
   ============================================================================================================

                                                                                             AMOUNT
                                                                                              (000)
   ------------------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.4%)
     Cash                                                                                        30
     Receivable for Portfolio Shares Sold                                                       281
     Dividends Receivable                                                                         1         312
   ------------------------------------------------------------------------------------------------------------
   LIABILITIES (-0.4%)
     Investment Advisory Fees Payable                                                           (49)
     Payable for Portfolio Shares Redeemed                                                       (6)
     Administrative Fees Payable                                                                 (6)
     Distribution Fees, Class B                                                                  (3)
     Directors' Fees and Expenses Payable                                                        (2)
     Other Liabilities                                                                          (16)        (82)
   ------------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                  $  21,919
   ============================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                    $ 106,098
   Undistributed Net Investment Income
     (Accumulated Net Investment Loss)                                                                     (169)
   Accumulated Net Realized Gain (Loss)                                                                 (83,286)
   Unrealized Appreciation (Depreciation) on
     Investments                                                                                           (724)
   ------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                         $  21,919
   ============================================================================================================
   CLASS A:

   NET ASSETS                                                                                         $  17,558
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 1,855,819 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                         $    9.46
   ============================================================================================================
   CLASS B:

   NET ASSETS                                                                                         $   4,361
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 468,541 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                         $    9.31
   ============================================================================================================

   (a)  Non-income producing security.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held $257,000 of fair valued securities, representing 1.2% of net assets.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  47

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   U.S. REAL ESTATE PORTFOLIO

                                                                                                              VALUE
                                                                                                 SHARES       (000)
   ----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (97.0%)
   DIVERSIFIED (4.7%)
   Correctional Properties Trust REIT                                                           114,300   $   3,343
   Frontline Capital Group                                                              (a)(d)1,179,600         @--
   St. Joe Co. (The)                                                                            183,000       7,265
   Vornado Realty Trust REIT                                                                    553,200      31,593
   Wellsford Real Properties, Inc.                                                           (a)267,689       4,163
   ----------------------------------------------------------------------------------------------------------------
                                                                                                             46,364
   ================================================================================================================
   HEALTH CARE (1.1%)
   Nationwide Health Properties, Inc. REIT                                                       23,149         438
   Omega Healthcare Investors, Inc. REIT                                                        553,200       5,554
   Senior Housing Properties Trust REIT                                                         175,600       2,948
   Ventas, Inc. REIT                                                                             89,200       2,083
   ----------------------------------------------------------------------------------------------------------------
                                                                                                             11,023
   ================================================================================================================
   INDUSTRIAL (7.6%)
   AMB Property Corp. REIT                                                                      933,500      32,327
   BRCP REIT LLC I                                                                              418,913         419
   Cabot Industrial Value Fund, Inc.                                                              1,071         536
   Catellus Development Corp. REIT                                                              112,600       2,776
   ProLogis REIT                                                                              1,100,399      36,225
   PS Business Parks, Inc. REIT                                                                  47,200       1,899
   ----------------------------------------------------------------------------------------------------------------
                                                                                                             74,182
   ================================================================================================================
   LODGING/RESORTS (11.0%)
   Hilton Hotels Corp.                                                                        1,161,000      21,664
   Host Marriot Corp. REIT                                                                 (a)2,419,000      29,899
   Interstate Hotels & Resorts, Inc.                                                          (a)28,830         155
   Lodgian, Inc.                                                                              (a)92,100         972
   Meristar Hospitality Corp. REIT                                                           (a)129,900         889
   Starwood Hotels & Resorts Worldwide, Inc.                                                  1,192,293      53,474
   Wyndham International, Inc., Class A                                                      (a)985,554         986
   ----------------------------------------------------------------------------------------------------------------
                                                                                                            108,039
   ================================================================================================================
   OFFICE (20.4%)
   Arden Realty, Inc. REIT                                                                    1,150,700      33,842
   Beacon Capital Partners, Inc.                                                       (a)(d)(i)335,100       1,454
   Boston Properties, Inc. REIT                                                                 852,750      42,706
   Brookfield Properties Co.                                                                  2,041,501      58,693
   Equity Office Properties Trust REIT                                                        1,229,907      33,453
   Mack-Cali Realty Corp. REIT                                                                  152,300       6,302
   Reckson Associates Realty Corp. REIT                                                         543,300      14,919
   SL Green Realty Corp. REIT                                                                   196,050       9,175
   ----------------------------------------------------------------------------------------------------------------
                                                                                                            200,544
   ================================================================================================================
   RESIDENTIAL APARTMENTS (18.8%)
   Apartment Investment & Management Co.,
     Class A REIT                                                                               835,400      26,006
   Archstone-Smith Trust REIT                                                                 1,715,596      50,318
   AvalonBay Communities, Inc. REIT                                                             972,562      54,969
   Brookfield Homes Corp.                                                                      (a)4,300         113
   Equity Residential Properties Trust REIT                                                     684,050      20,337
   Essex Property Trust, Inc. REIT                                                              325,600      22,255
   Post Properties, Inc. REIT                                                                   356,950      10,405
   Summit Properties, Inc. REIT                                                                   4,800         123
   ----------------------------------------------------------------------------------------------------------------
                                                                                                            184,526
   ================================================================================================================
   RESIDENTIAL MANUFACTURED HOMES (1.1%)
   Affordable Residential Communities REIT                                                      105,900   $   1,758
   Manufactured Home Communities, Inc. REIT                                                     255,460       8,479
   ----------------------------------------------------------------------------------------------------------------
                                                                                                             10,237
   ================================================================================================================
   RETAIL REGIONAL MALLS (19.5%)
   Forest City Enterprises, Inc., Class A                                                        83,170       4,408
   General Growth Properties, Inc. REIT                                                       1,164,700      34,440
   Macerich Co. (The) REIT                                                                      161,100       7,712
   Rouse Co. (The) REIT                                                                         980,100      46,555
   Simon Property Group, Inc. REIT                                                            1,471,100      75,644
   Taubman Centers, Inc. REIT                                                                   992,778      22,724
   ----------------------------------------------------------------------------------------------------------------
                                                                                                            191,483
   ================================================================================================================
   RETAIL STRIP CENTERS (7.0%)
   Acadia Realty Trust REIT                                                                      48,100         661
   Burnham Pacific Properties, Inc. REIT                                                     (d)113,290          36
   Chelsea Property Group, Inc. REIT                                                             62,850       4,099
   Federal Realty Investment Trust REIT                                                         891,900      37,094
   Heritage Property Investment Trust REIT                                                       33,700         912
   Kimco Realty Corp. REIT                                                                       61,200       2,785
   Pan Pacific Retail Properties, Inc. REIT                                                      12,400         626
   Price Legacy Corp. REIT                                                                        8,000         148
   Regency Centers Corp. REIT                                                                   530,400      22,754
   ----------------------------------------------------------------------------------------------------------------
                                                                                                             69,115
   ================================================================================================================
   SELF STORAGE (5.8%)
   Public Storage, Inc. REIT                                                                    744,390      34,249
   Shurgard Storage Centers, Inc., Class A REIT                                                 608,200      22,747
   ----------------------------------------------------------------------------------------------------------------
                                                                                                             56,996
   ================================================================================================================
     TOTAL COMMON STOCKS (COST $691,183)                                                                    952,509
   ================================================================================================================
   PREFERRED STOCKS (0.9%)
   LODGING/RESORTS (0.9%)
   Wyndham, Series B                                                                          (d)95,528       5,381
   Wyndham International, Inc., Series II                                                     (d)51,131       3,028
   ----------------------------------------------------------------------------------------------------------------
                                                                                                              8,409
   ================================================================================================================
   RESIDENTIAL APARTMENTS (0.0%)
   Atlantic Gulf Communities Corp., Series B                                              (a)(d)107,021         @--
   Atlantic Gulf Communities Corp., Series B                                           (a)(d)(i)140,284         @--
   ----------------------------------------------------------------------------------------------------------------
                                                                                                                @--
   ================================================================================================================
     TOTAL PREFERRED STOCKS (COST $6,770)                                                                     8,409
   ================================================================================================================
   CONVERTIBLE PREFERRED STOCKS (0.0%)
   RESIDENTIAL APARTMENTS (0.0%)
   Atlantic Gulf Communities Corp., Series B
     (COST $758)                                                                           (a)(d)75,765         @--
   ----------------------------------------------------------------------------------------------------------------

                                                                                                   FACE
                                                                                                 AMOUNT
                                                                                                  (000)
   ----------------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (1.9%)
   REPURCHASE AGREEMENT (1.9%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $18,832
     (COST $18,831)                                                                   $       (f)18,831      18,831
   ----------------------------------------------------------------------------------------------------------------

48  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   U.S. REAL ESTATE PORTFOLIO

                                                                                                              VALUE
                                                                                                              (000)
   ----------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.8%) (COST $717,542)                                                              $ 979,749
   ================================================================================================================

                                                                                                 AMOUNT
                                                                                                  (000)
   ----------------------------------------------------------------------------------------------------------------
   OTHER ASSETS (0.7%)
     Cash                                                                             $             261
     Dividends Receivable                                                                         4,459
     Receivable for Portfolio Shares Sold                                                           982
     Receivable for Investments Sold                                                                766
     Other                                                                                           18       6,486
   ----------------------------------------------------------------------------------------------------------------
   LIABILITIES (-0.5%)
     Investment Advisory Fees Payable                                                            (1,871)
     Payable for Portfolio Shares Redeemed                                                       (1,612)
     Payable for Investments Purchased                                                           (1,122)
     Administrative Fees Payable                                                                   (133)
     Distribution Fees, Class B                                                                     (51)
     Directors' Fees and Expenses Payable                                                           (16)
     Custodian Fees Payable                                                                          (5)
     Other Liabilities                                                                              (95)     (4,905)
   ----------------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                      $ 981,330
   ================================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                        $ 693,345
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                                                        2,334
   Accumulated Net Realized Gain (Loss)                                                                      23,444
   Unrealized Appreciation (Depreciation) on Investments                                                    262,207
   ----------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                             $ 981,330
   ================================================================================================================
   CLASS A:

   NET ASSETS                                                                                             $ 894,264
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 46,967,270 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                             $   19.04
   ================================================================================================================
   CLASS B:

   NET ASSETS                                                                                             $  87,066
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 4,606,070 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                             $   18.90
   ================================================================================================================

   (a)  Non-income producing security.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held $9,899,000 of fair valued securities, representing 1.0% of net assets.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   (i) Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp., Series B and Beacon Capital Partners, Inc. were acquired June 1997 and March 1998, respectively, at a cost of $790,000 and $1,743,000, respectively. At June 30, 2004, these securities had an aggregate market value of $1,454,000, representing 0.1% of net assets.
   REIT Real Estate Investment Trust
   @    Face Amount/Value less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  49

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   VALUE EQUITY PORTFOLIO

                                                                                                        VALUE
                                                                                           SHARES       (000)
   ----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (97.6%)
   ADVERTISING AGENCIES (0.7%)
   Interpublic Group of Cos., Inc.                                                      (a)95,990   $   1,318
   ----------------------------------------------------------------------------------------------------------
   AEROSPACE (1.1%)
   Northrop Grumman Corp.                                                                  37,460       2,012
   ----------------------------------------------------------------------------------------------------------
   AUTOMOBILES (4.1%)
   Honda Motor Co., Ltd. ADR                                                              173,080       4,209
   Magna International, Inc., Class A                                                      40,840       3,479
   ----------------------------------------------------------------------------------------------------------
                                                                                                        7,688
   ==========================================================================================================
   BEVERAGES: SOFT DRINKS (1.4%)
   PepsiCo., Inc.                                                                          47,460       2,557
   ----------------------------------------------------------------------------------------------------------
   CABLE TELEVISION SERVICES (2.9%)
   Time Warner, Inc.                                                                   (a)307,900       5,413
   ----------------------------------------------------------------------------------------------------------
   CHEMICALS (3.7%)
   Bayer AG ADR                                                                           163,410       4,771
   Dow Chemical Co. (The)                                                                  51,320       2,089
   ----------------------------------------------------------------------------------------------------------
                                                                                                        6,860
   ==========================================================================================================
   COMMUNICATIONS & MEDIA (2.3%)
   Walt Disney Co. (The)                                                                  166,030       4,232
   ----------------------------------------------------------------------------------------------------------
   COMMUNICATIONS TECHNOLOGY (0.8%)
   AT&T Wireless Services, Inc.                                                        (a)105,610       1,512
   ----------------------------------------------------------------------------------------------------------
   COMPUTER SERVICES, SOFTWARE & SYSTEMS (2.1%)
   Computer Associates International, Inc.                                                 61,550       1,727
   Microsoft Corp.                                                                         80,970       2,313
   ----------------------------------------------------------------------------------------------------------
                                                                                                        4,040
   ==========================================================================================================
   COMPUTER TECHNOLOGY (1.8%)
   Hewlett-Packard Co.                                                                     89,490       1,888
   International Business Machines Corp.                                                   16,540       1,458
   ----------------------------------------------------------------------------------------------------------
                                                                                                        3,346
   ==========================================================================================================
   COSMETICS (2.0%)
   Kimberly-Clark Corp.                                                                    56,060       3,693
   ----------------------------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES (3.6%)
   Bank of America Corp.                                                                   29,560       2,501
   Bank One Corp.                                                                          54,680       2,789
   PNC Financial Services Group, Inc.                                                      25,990       1,380
   ----------------------------------------------------------------------------------------------------------
                                                                                                        6,670
   ==========================================================================================================
   DRUGS & PHARMACEUTICALS (8.2%)
   AstraZeneca plc ADR                                                                     28,980       1,323
   Bristol-Myers Squibb Co.                                                               255,910       6,270
   Roche Holding AG ADR                                                                    34,280       3,394
   Schering-Plough Corp.                                                                  162,650       3,006
   Wyeth                                                                                   36,320       1,313
   ----------------------------------------------------------------------------------------------------------
                                                                                                       15,306
   ==========================================================================================================
   ELECTRONICS: INSTRUMENTS, GAUGES & METERS (1.0%)
   Parker Hannifin Corp.                                                                   30,580       1,818
   ----------------------------------------------------------------------------------------------------------
   ELECTRONICS: SEMICONDUCTORS/COMPONENTS (1.1%)
   Intel Corp.                                                                             73,470       2,028
   ----------------------------------------------------------------------------------------------------------
   ENERGY EQUIPMENT (2.8%)
   Schlumberger Ltd.                                                                       82,460       5,237
   ----------------------------------------------------------------------------------------------------------
   ENERGY MISCELLANEOUS (1.0%)
   Valero Energy Corp.                                                                     24,760       1,826
   ----------------------------------------------------------------------------------------------------------
   FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (2.8%)
   Automatic Data Processing, Inc.                                                         44,230       1,852
   First Data Corp.                                                                        51,720   $   2,303
   SunGard Data Systems, Inc.                                                           (a)42,500       1,105
   ----------------------------------------------------------------------------------------------------------
                                                                                                        5,260
   ==========================================================================================================
   FINANCIAL MISCELLANEOUS (2.7%)
   Equifax, Inc.                                                                           89,380       2,212
   Freddie Mac                                                                             44,680       2,828
   ----------------------------------------------------------------------------------------------------------
                                                                                                        5,040
   ==========================================================================================================
   FOODS (2.8%)
   Cadbury Schweppes plc ADR                                                               66,330       2,327
   Kraft Foods, Inc., Class A                                                              46,710       1,480
   Nestle S.A. ADR (Registered)                                                            21,390       1,426
   ----------------------------------------------------------------------------------------------------------
                                                                                                        5,233
   ==========================================================================================================
   HOTEL/MOTEL (2.5%)
   Hilton Hotels Corp.                                                                     60,200       1,124
   Marriot International, Inc., Class A                                                    32,860       1,639
   Starwood Hotels & Resorts Worldwide, Inc.                                               44,150       1,980
   ----------------------------------------------------------------------------------------------------------
                                                                                                        4,743
   ==========================================================================================================
   INSURANCE: LIFE (1.1%)
   Cigna Corp.                                                                             31,110       2,141
   ----------------------------------------------------------------------------------------------------------
   INSURANCE: MULTILINE (3.9%)
   Hartford Financial Services Group, Inc.                                                 45,580       3,133
   Metlife, Inc.                                                                           56,220       2,016
   Prudential Financial, Inc.                                                              46,420       2,157
   ----------------------------------------------------------------------------------------------------------
                                                                                                        7,306
   ==========================================================================================================
   INSURANCE: PROPERTY & CASUALTY (3.4%)
   Chubb Corp.                                                                             57,830       3,943
   St. Paul Travelers Cos., Inc. (The)                                                     62,401       2,530
   ----------------------------------------------------------------------------------------------------------
                                                                                                        6,473
   ==========================================================================================================
   INVESTMENT MANAGEMENT COMPANIES (6.9%)
   Citigroup, Inc.                                                                         74,850       3,480
   J.P. Morgan Chase & Co.                                                                 80,850       3,134
   Lehman Brothers Holdings, Inc.                                                          39,530       2,975
   Merrill Lynch & Co., Inc.                                                               62,090       3,352
   ----------------------------------------------------------------------------------------------------------
                                                                                                       12,941
   ==========================================================================================================
   MANUFACTURING (0.7%)
   Ingersoll Rand Co., Class A                                                             19,300       1,318
   ----------------------------------------------------------------------------------------------------------
   MISCELLANEOUS HEALTH CARE (1.7%)
   Bausch & Lomb, Inc.                                                                     49,000       3,188
   ----------------------------------------------------------------------------------------------------------
   MISCELLANEOUS MATERIALS & PROCESSING (0.7%)
   Newmont Mining Corp.                                                                    36,130       1,400
   ----------------------------------------------------------------------------------------------------------
   MULTI-SECTOR COMPANIES (1.2%)
   General Electric Co.                                                                    72,080       2,335
   ----------------------------------------------------------------------------------------------------------
   OIL: INTEGRATED DOMESTIC (9.0%)
   BP plc ADR                                                                             108,390       5,806
   ConocoPhillips                                                                          44,710       3,411
   Exxon Mobil Corp.                                                                       85,960       3,817
   Royal Dutch Petroleum Co. (NY Shares)                                                   73,690       3,808
   ----------------------------------------------------------------------------------------------------------
                                                                                                       16,842
   ==========================================================================================================
   PAPER (1.0%)
   Temple-Inland, Inc.                                                                     26,440       1,831
   ----------------------------------------------------------------------------------------------------------
   RADIO & TV BROADCASTERS (1.7%)
   Clear Channel Communications, Inc.                                                      87,300       3,226
   ----------------------------------------------------------------------------------------------------------

50  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   VALUE EQUITY PORTFOLIO

                                                                                                        VALUE
                                                                                           SHARES       (000)
   ----------------------------------------------------------------------------------------------------------
   RAILROADS (3.0%)
   Norfolk Southern Corp.                                                                 146,070   $   3,874
   Union Pacific Corp.                                                                     29,970       1,781
   ----------------------------------------------------------------------------------------------------------
                                                                                                        5,655
   ==========================================================================================================
   RETAIL (2.2%)
   McDonald's Corp.                                                                        57,360       1,491
   Target Corp.                                                                            54,920       2,332
   Wal-Mart Stores, Inc.                                                                    5,430         287
   ----------------------------------------------------------------------------------------------------------
                                                                                                        4,110
   ==========================================================================================================
   SERVICES: COMMERCIAL (1.3%)
   Accenture Ltd., Class A                                                              (a)89,410       2,457
   ----------------------------------------------------------------------------------------------------------
   TOBACCO (0.8%)
   Altria Group, Inc.                                                                      28,650       1,434
   ----------------------------------------------------------------------------------------------------------
   UTILITIES: ELECTRICAL (4.2%)
   Consolidated Edison, Inc.                                                               27,690       1,101
   Edison International                                                                    44,800       1,146
   Entergy Corp.                                                                           37,070       2,076
   Exelon Corp.                                                                            58,870       1,960
   FirstEnergy Corp.                                                                       42,800       1,601
   ----------------------------------------------------------------------------------------------------------
                                                                                                        7,884
   ==========================================================================================================
   UTILITIES: TELECOMMUNICATIONS (3.4%)
   SBC Communications, Inc.                                                                45,040       1,092
   Sprint Corp.                                                                           149,370       2,629
   Verizon Communications, Inc.                                                            71,470       2,587
   ----------------------------------------------------------------------------------------------------------
                                                                                                        6,308
   ==========================================================================================================
     TOTAL COMMON STOCKS (COST $164,785)                                                              182,681
   ==========================================================================================================

                                                                                             FACE
                                                                                           AMOUNT
                                                                                            (000)
   ----------------------------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (3.9%)
   REPURCHASE AGREEMENT (3.9%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $7,309
     (COST $7,309)                                                                    $  (f)7,309       7,309
   ----------------------------------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                        (000)
   ----------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (101.5%) (COST $172,094)                                                       $ 189,990
   ==========================================================================================================

                                                                                           AMOUNT
                                                                                            (000)
   ----------------------------------------------------------------------------------------------------------
   OTHER ASSETS (1.1%)
     Cash                                                                             $         1
     Receivable for Investments Sold                                                        1,630
     Receivable for Portfolio Shares Sold                                                     119
     Dividends Receivable                                                                     264
     Other                                                                                      3       2,017
   ----------------------------------------------------------------------------------------------------------
   LIABILITIES (-2.6%)
     Payable for Portfolio Shares Redeemed                                                 (3,894)
     Payable for Investments Purchased                                                       (606)
     Investment Advisory Fees Payable                                                        (199)
     Distribution Fees, Class B                                                               (44)
     Administrative Fees Payable                                                              (28)
     Directors' Fees and Expenses Payable                                                      (8)
     Custodian Fees Payable                                                                    (2)
     Other Liabilities                                                                        (35)     (4,816)
   ----------------------------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                                                $ 187,191
   ==========================================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                                                  $ 187,673
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                                                    692
   Accumulated Net Realized Gain (Loss)                                                               (19,070)
   Unrealized Appreciation (Depreciation) on Investments                                               17,896
   ----------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                                       $ 187,191
   ==========================================================================================================
   CLASS A:

   NET ASSETS                                                                                       $ 114,903
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 11,961,870 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                       $    9.61
   ==========================================================================================================
   CLASS B:

   NET ASSETS                                                                                        $ 72,288
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 7,530,856 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                                       $    9.60
   ==========================================================================================================

   (a)  Non-income producing security.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  51

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   EMERGING MARKETS DEBT PORTFOLIO

                                                                          FACE
                                                                        AMOUNT      VALUE
                                                                         (000)      (000)
   --------------------------------------------------------------------------------------
   DEBT INSTRUMENTS (91.8%)
   ARGENTINA (3.1%)
   SOVEREIGN (3.1%)
   Republic of Argentina
     2.438%, 3/31/23                                              $     (b)750   $    397
     6.00%, 3/31/23                                                     (b)472        241
     11.375%, 3/15/10-1/30/17                                           (b)530        158
     11.75%, 4/7/09-6/15/15                                           (b)1,975        574
     12.00%, 2/1/20                                                      (b)45         13
   Republic of Argentina (Linked Variable Rate)
     82.329%, 4/10/05                                              (b)(h)1,210        411
   --------------------------------------------------------------------------------------
                                                                                    1,794
   ======================================================================================
   BRAZIL (14.8%)
   SOVEREIGN (14.8%)
   Federative Republic of Brazil
     6.00%, 4/15/24                                                     (h)400        310
     8.875%, 4/15/24                                                     1,175        958
     11.00%, 8/17/40                                                     1,550      1,463
     11.25%, 7/26/07                                                     1,040      1,126
     14.50%, 10/15/09                                                    1,680      1,966
   Federative Republic of Brazil, PIK
     8.00%, 4/15/14                                                      3,055      2,812
   --------------------------------------------------------------------------------------
                                                                                    8,635
   ======================================================================================
   BULGARIA (1.5%)
   SOVEREIGN (1.5%)
   Republic of Bulgaria
     8.25%, 1/15/15                                                     (e)373        436
   Republic of Bulgaria (Registered)
     8.25%, 1/15/15                                                        370        432
   --------------------------------------------------------------------------------------
                                                                                      868
   ======================================================================================
   CHILE (1.8%)
   CORPORATE (1.8%)
   Empresa Nacional de Petroleo
     6.75%, 11/15/12                                                  (e)1,000      1,075
   --------------------------------------------------------------------------------------
   COLOMBIA (1.4%)
   SOVEREIGN (1.4%)
   Republic of Colombia
     9.75%, 4/9/11                                                         737        818
   --------------------------------------------------------------------------------------
   INDONESIA (2.9%)
   CORPORATE (2.9%)
   Pindo Deli Finance Mauritius
     10.75%, 10/1/07                                               (b)(e)3,200        856
   Tjiwi Kimia Finance Mauritius Ltd.
     10.00%, 8/1/04                                                     (b)670        253
   Tjiwi Kimia International BV
     13.25%, 8/1/49                                                   (b)1,450        547
   --------------------------------------------------------------------------------------
                                                                                    1,656
   ======================================================================================
   IVORY COAST (0.2%)
   SOVEREIGN (0.2%)
   Ivory Coast
     2.00%, 3/29/18                                                     (b)580         90
   --------------------------------------------------------------------------------------
   MALAYSIA (3.1%)
   SOVEREIGN (3.1%)
   Government of Malaysia
     8.75%, 6/1/09                                                $      1,530   $  1,802
   --------------------------------------------------------------------------------------
   MEXICO (18.8%)
   CORPORATE (7.4%)
   Pemex Project Funding Master Trust
     2.82%, 6/15/10                                                   (e)1,080      1,087
     9.125%, 10/13/10                                                    1,240      1,426
   Petroleos Mexicanos
     9.50%, 9/15/27                                                        650        748
   Petroleos Mexicanos (Registered)
     8.625%, 12/1/23                                                       460        476
   Satelites Mexicanos S.A. de C.V
     10.125%, 11/1/04                                                 (b)1,267        538
   --------------------------------------------------------------------------------------
                                                                                    4,275
   ======================================================================================
   SOVEREIGN (11.4%)
   United Mexican States
     8.00%, 9/24/22                                                        370        385
     8.125%, 12/30/19                                                    1,090      1,169
     8.375%, 1/14/11                                                     2,290      2,594
     10.375%, 2/17/09                                                      400        484
     11.375%, 9/15/16                                                      690        966
     11.50%, 5/15/26                                                       740      1,039
   --------------------------------------------------------------------------------------
                                                                                    6,637
   ======================================================================================
                                                                                   10,912
   ======================================================================================
   NIGERIA (1.1%)
   SOVEREIGN (1.1%)
   Central Bank of Nigeria
     6.25%, 11/15/20                                                    (n)750        645
   --------------------------------------------------------------------------------------
   PANAMA (1.5%)
   SOVEREIGN (1.5%)
   Republic of Panama
     9.375%, 4/1/29                                                        440        489
     9.625%, 2/8/11                                                        335        373
   --------------------------------------------------------------------------------------
                                                                                      862
   ======================================================================================
   PERU (2.2%)
   SOVEREIGN (2.2%)
   Republic of Peru
     8.375%, 5/3/16                                                        260        243
     9.875%, 2/6/15                                                      1,000      1,050
   --------------------------------------------------------------------------------------
                                                                                    1,293
   ======================================================================================
   PHILIPPINES (3.8%)
   SOVEREIGN (3.8%)
   Republic of Philippines
     8.875%, 3/17/15                                                     1,530      1,480
     9.875%, 1/15/19                                                       760        760
   --------------------------------------------------------------------------------------
                                                                                    2,240
   ======================================================================================

52  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS DEBT PORTFOLIO

                                                                          FACE
                                                                        AMOUNT      VALUE
                                                                         (000)      (000)
   --------------------------------------------------------------------------------------
   QATAR (0.9%)
   SOVEREIGN (0.9%)
   State of Qatar (Registered)
     9.75%, 6/15/30                                               $        400   $    554
   --------------------------------------------------------------------------------------
   RUSSIA (19.6%)
   SOVEREIGN (19.6%)
   Russian Federation
     5.00%, 3/31/30                                                   (e)(n)65         60
   Russian Federation (Registered)
     5.00%, 3/31/30                                                   (n)6,073      5,576
     8.25%, 3/31/10                                                        930      1,003
     11.00%, 7/24/18                                                     1,736      2,196
     12.75%, 6/24/28                                                     1,750      2,551
   --------------------------------------------------------------------------------------
                                                                                   11,386
   ======================================================================================
   SOUTH KOREA (5.8%)
   CORPORATE (5.8%)
   Citigroup Global Markets Holdings, Inc.
     (South Korean Won Index Linked)
     5.30%, 10/5/05                                                (e)(h)1,630      1,650
     5.30%, 10/5/05                                                      1,697      1,725
   --------------------------------------------------------------------------------------
                                                                                    3,375
   ======================================================================================
   TUNISIA (0.4%)
   SOVEREIGN (0.4%)
   Banque Centrale de Tunisie
     7.375%, 4/25/12                                                       210        230
   --------------------------------------------------------------------------------------
   TURKEY (5.0%)
   SOVEREIGN (5.0%)
   Republic of Turkey
     11.00%, 1/14/13                                                     1,920      2,102
     11.50%, 1/23/12                                                       710        799
   --------------------------------------------------------------------------------------
                                                                                    2,901
   ======================================================================================
   VENEZUELA (3.9%)
   SOVEREIGN (3.9%)
   Republic of Venezuela
     9.25%, 9/15/27                                                        860        731
     10.75%, 9/19/13                                                  (e)1,570      1,550
   --------------------------------------------------------------------------------------
                                                                                    2,281
   ======================================================================================
     TOTAL DEBT INSTRUMENTS (COST $56,188)                                         53,417
   ======================================================================================

                                                                        NO. OF
                                                                      WARRANTS
   --------------------------------------------------------------------------------------
   WARRANTS (0.0%)
   NIGERIA (0.0%)
   Central Bank of Nigeria, expiring 11/15/20                      (a)(d)8,500        @--
   --------------------------------------------------------------------------------------
   VENEZUELA (0.0%)
   Republic of Venezuela Oil Linked Payment
     Obligation, expiring 4/15/20                                  (a)(d)2,700        @--
   --------------------------------------------------------------------------------------
     TOTAL WARRANTS (COST $--)                                                        @--
   ======================================================================================

                                                                          FACE
                                                                        AMOUNT      VALUE
                                                                         (000)      (000)
   --------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENT (3.4%)
   REPURCHASE AGREEMENT (3.4%)
   J.P. Morgan Securities, Inc., 1.25%,
     dated 6/30/04, due 7/1/04,
     repurchase price $1,969
     (COST $1,969)                                                $   (f)1,969   $  1,969
   --------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (95.2%) (COST $58,157)                                        55,386
   ======================================================================================

                                                                        AMOUNT
                                                                         (000)
   --------------------------------------------------------------------------------------
   OTHER ASSETS (5.1%)
     Cash                                                                    1
     Interest Receivable                                                 1,061
     Receivable for Investments Sold                                     1,006
     Due from Broker                                                       786
     Receivable for Portfolio Shares Sold                                  100
     Foreign Currency (Cost $13)                                            14
     Other                                                                   1      2,969
   --------------------------------------------------------------------------------------
   LIABILITIES (-0.3%)
     Investment Advisory Fees Payable                                     (119)
     Administrative Fees Payable                                           (11)
     Payable for Portfolio Shares Redeemed                                  (8)
     Directors' Fees and Expenses Payable                                   (6)
     Custodian Fees Payable                                                 (2)
     Distribution Fees, Class B                                           (@--)
     Other Liabilities                                                     (19)      (165)
   --------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                             $ 58,190
   ======================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                               $145,458
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                              2,107
   Accumulated Net Realized Gain (Loss)                                           (86,501)
   Unrealized Appreciation (Depreciation) on:
     Investments                                                                   (2,771)
     Foreign Currency Translations                                                      1
     Futures Contracts                                                               (104)
   --------------------------------------------------------------------------------------
   NET ASSETS                                                                    $ 58,190
   ======================================================================================
   CLASS A:
   NET ASSETS                                                                    $ 57,806
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 16,922,311 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                    $   3.42
   ======================================================================================
   CLASS B:
   NET ASSETS                                                                    $    384
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 110,344 outstanding $0.001 par value
       shares (authorized 500,000,000 shares)                                    $   3.48
   ======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  53

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   EMERGING MARKETS DEBT PORTFOLIO

   (a)  Non-income producing security.
   (b)  Security is in default.
   (d) Security was valued at fair value -- At June 30, 2004, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
   (e) 144A security -- certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
   (f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
   (h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2004.
   (n) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity date.
   @    Face Amount/Value is less than $500.
   PIK Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

   FUTURES CONTRACTS:

     The Portfolio had the following futures contract(s) open at period end:

                                                              NET
                                                           UNREALIZED
                       NUMBER                             APPRECIATION
                         OF        VALUE    EXPIRATION   (DEPRECIATION)
                      CONTRACTS    (000)       DATE           (000)
   --------------------------------------------------------------------
   SHORT:

   U.S. 5 Year
     Treasury Note     109        $11,847     Sep-04         $(104)
                                                             =====

54  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   MONEY MARKET PORTFOLIO

                                                                          FACE
                                                                        AMOUNT       VALUE
                                                                         (000)       (000)
   ---------------------------------------------------------------------------------------
   CERTIFICATE OF DEPOSIT (4.0%)
   BANKING (4.0%)
   Wells Fargo Bank NA, 1.24%, 7/26/04
     (COST $25,000)                                                $    25,000   $  25,000
   ---------------------------------------------------------------------------------------
   COMMERCIAL PAPER (39.0%)
   ASSET-BACKED -- AUTOMOTIVE (1.6%)
   DaimlerChrysler Revolving Auto Conduit LLC,
     1.30%, 7/12/04                                                     10,000       9,996
   ---------------------------------------------------------------------------------------
   ASSET-BACKED -- CONSUMER (15.9%)
   Barton Capital Corp., 1.20%, 7/08/04                                 25,000      24,994
   Kitty Hawk Funding Corp., 1.24%, 7/20/04                          (e)25,000      24,984
   Old Line Funding Corp., 1.23%, 7/22/04                            (e)25,000      24,982
   Thames Asset Global Securitization,
     1.22%, 7/16/04                                                  (e)25,000      24,987
   ---------------------------------------------------------------------------------------
                                                                                    99,947
   =======================================================================================
   ASSET-BACKED -- CORPORATE (7.9%)
   Asset Securitization Co-op Corp.,
     1.17%, 7/09/04                                                     25,000      24,994
   Tulip Funding Corp., 1.25%, 7/16/04                               (e)24,520      24,507
   ---------------------------------------------------------------------------------------
                                                                                    49,501
   =======================================================================================
   ASSET-BACKED -- MORTGAGE (4.0%)
   Mortgage Interest Networking Trust,
     1.19%, 7/13/04                                                     25,000      24,990
   ---------------------------------------------------------------------------------------
   ASSET-BACKED -- DIVERSIFIED (3.2%)
   Fairway Finance Corp., 1.30%, 7/20/04                                20,000      19,986
   ---------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES (4.0%)
   General Electric Capital Corp., 1.20%, 7/19/04                       25,000      24,985
   ---------------------------------------------------------------------------------------
   INTERNATIONAL BANKS (2.4%)
   UBS Finance (Delaware) LLC,
     1.11%, 7/06/04                                                     15,000      14,998
   ---------------------------------------------------------------------------------------
     TOTAL COMMERCIAL PAPER (COST $244,403)                                        244,403
   =======================================================================================
   DISCOUNT NOTES (38.3%)
   US GOVERNMENT & AGENCY SECURITIES (38.3%)
   Federal Farm Credit Bank, 1.03%, 7/08/04                             30,000      29,994
   Federal Home Loan Banks, 1.01%, 7/02/04                              80,000      79,998
   Federal Home Loan Mortgage Corporation,
     1.15%, 7/15/04                                                     50,000      49,977
   Federal National Mortgage Association,
     1.13%, 7/13/04                                                     50,000      49,981
   Tennessee Valley Authority,
     1.06%, 7/08/04                                                     30,000      29,994
   ---------------------------------------------------------------------------------------
     TOTAL DISCOUNT NOTES (COST $239,944)                                          239,944
   =======================================================================================
   REPURCHASE AGREEMENT (18.8%)
   UBS Finance Securities LLC, 1.53%
     dated 6/30/04, due 7/1/04,
     repurchase price $117,905
     (COST $117,900)                                                (f)117,900     117,900
   ---------------------------------------------------------------------------------------
                                                                                     VALUE
                                                                                     (000)
   ---------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.1%) (COST $627,247)                                    $ 627,247
   =======================================================================================

                                                                        AMOUNT
                                                                         (000)
   ---------------------------------------------------------------------------------------
   OTHER ASSETS (0.0%)
     Cash                                                                  14
     Interest Receivable                                                   12
     Other                                                                 15           41
   ---------------------------------------------------------------------------------------
   LIABILITIES (-0.1%)
     Investment Advisory Fees Payable                                 $  (521)
     Dividends Declared                                                  (157)
     Directors' Fees and Expenses Payable                                 (94)
     Administrative Fees Payable                                          (93)
     Custodian Fees Payable                                                (3)
     Other Liabilities                                                    (97)        (965)
   ---------------------------------------------------------------------------------------
   NET ASSETS (100%)                                                             $ 626,323
   =======================================================================================
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                               $ 626,235
   Undistributed Net Investment Income                                                  88
   ---------------------------------------------------------------------------------------
   NET ASSETS                                                                    $ 626,323
   =======================================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 626,405,270 outstanding $0.001 par value
       shares (authorized 4,000,000,000 shares)                                  $    1.00
   =======================================================================================

(e) 144A security -- certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  55

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS

   MUNICIPAL MONEY MARKET PORTFOLIO

                                                                          FACE
                                                                        AMOUNT       VALUE
                                                                         (000)       (000)
   ---------------------------------------------------------------------------------------
   TAX-EXEMPT INSTRUMENTS (99.1%)
   FIXED RATE INSTRUMENTS (16.3%)
   COMMERCIAL PAPER (13.5%)
   Austin, Texas, Combined Utility Systems, Ser. 2002 A,
     1.07%, 8/6/04                                                    $  6,117   $   6,117
   Broward County, Florida, Sales Tax, Ser. A,
     1.11%, 7/22/04                                                      3,000       3,000
   Cape Coral, Florida, Capital Improvement, Ser. 2004,
     1.08%, 7/29/04                                                      5,000       5,000
   Maryland Health & Higher Education Facilities
     Authority, MD, John Hopkins Hospital, Ser. C,
     1.13%, 8/24/04                                                     10,000      10,000
   Miami-Dade County Expressway Authority, Florida,
     Toll System, Ser. 2004, 0.95%, 7/29/04                             15,000      15,000
   Montgomery County Industrial Development Authority,
     Pennsylvania, PECO Energy Co., 1994 Ser. A,
     1.12%, 7/27/04                                                      8,400       8,400
   New Jersey Educational Facilities Authority, Princeton
     University, Ser. 1997 A, 1.10%, 8/26/04                             4,100       4,100
   Rochester, Minnesota, Mayo Foundation/Mayo
     Medical Center, Ser. 2001 B, 1.12%, 8/25/04                         8,000       8,000
   ---------------------------------------------------------------------------------------
                                                                                    59,617
   =======================================================================================
   PUT OPTION BONDS (2.8%)
   Miami-Dade County School Board, Florida, COPs
     Floater-TRs, Ser. 2004 L29 (MBIA) (Put 8/31/04),
     1.15%, 8/1/27                                                       6,285       6,285
   Northside Independent School District, Texas,
     Ser. 2003-A (Put 8/1/04), 1.00%, 8/1/31                             6,000       6,000
   ---------------------------------------------------------------------------------------
                                                                                    12,285
   =======================================================================================
                                                                                    71,902
   =======================================================================================
   VARIABLE/FLOATING RATE INSTRUMENTS (82.8%)
   DAILY VARIABLE RATE BONDS (19.8%)
   Bell County Health Facilities Development Corp.,
     Texas, Scott & White Memorial Hospital, Ser.
     2000 B-1 (MBIA), 1.10%, 8/15/29                                       800         800
   Bell County Health Facilities Development Corp.,
     Texas, Scott & White Memorial Hospital, Ser.
     2001-2 (MBIA), 1.10%, 8/15/31                                         600         600
   Breckinridge County, Kentucky, Kentucky
     Association of Counties Leasing Trust, 2002
     Ser. A, 1.10%, 2/1/32                                               4,700       4,700
   Geisinger Authority, Pennsylvania, Geisinger
     Health System, Ser. 2000, 1.10%, 8/1/28                             1,000       1,000
   Geisinger Authority, Pennsylvania, Geisinger
     Health System, Ser. 2002, 1.10%, 11/15/32                           9,600       9,600
   Harris County Health Facilities Authority, St. Luke's
     Episcopal Hospital, Texas, Ser. 2001 B,
     1.10%, 2/15/31                                                     10,500      10,500
   Harris County Health Facilities Development
     Corp., Texas, Methodist Hospital, Ser. 2002,
     1.10%, 12/1/32                                                      7,500       7,500
   Harris County Health Facilities Development
     Corp., Texas, Texas Medical Center, Ser. B,
     1.10%, 5/15/29                                                        800         800
   Illinois Finance Authority, Northwestern
     Memorial Hospital, Ser. 2004 B, Sub-Ser.
     2004 B-1, 1.10%, 8/15/38                                            4,800       4,800
   Illinois Development Finance Authority, Young
     Men's Christian Association of Metropolitan
     Chicago, Ser. 2001, 1.10%, 6/1/29                                $ 17,700   $  17,700
   Louisiana Offshore Terminal Authority, Deepwater
     Port LOOP LLC 2003 A, 1.10%, 9/1/14                                 9,000       9,000
   Metropolitan Government of Nashville & Davidson
     County Health & Education Facilities Board,
     Tennessee, Vanderbilt University, Ser. 2002 B,
     1.06%, 10/1/32                                                      5,800       5,800
   Murray City, Utah, IHC Health Services, Inc.,
     Ser. 2003 C, 1.10%, 5/15/36                                         4,700       4,700
   Philadelphia Hospitals & Higher Education Facilities
     Authority, Pennsylvania, Children's Hospital of
     Philadelphia, Ser. 2002 B, 1.10%, 7/1/25                            1,980       1,980
   Philadelphia Hospitals & Higher Education Facilities
     Authority, Pennsylvania, Children's Hospital of
     Philadelphia, Ser. 2002 D (MBIA), 1.10%, 7/1/31                       500         500
   Philadelphia Industrial Development Authority,
     Pennsylvania, The Fox Chase Cancer Center,
     Ser. 1997, 1.10%, 7/1/25                                              500         500
   Salt Lake County, Utah, Service Station
     Holdings British Petroleum, Ser. 1994 B,
     1.10%, 8/1/07                                                       1,400       1,400
   University of Missouri, Ser. 2000 B,
     1.10%, 11/1/30                                                        200         200
   Ward County, North Dakota, Trinity Obligated
     Group, Ser. 2002 A, 1.13%, 7/1/29                                   4,250       4,250
   Washington Health Care Facilities Authority,
     Providence Services, Ser. 2002 A (MBIA),
     1.10%, 12/1/30                                                      1,000       1,000
   ---------------------------------------------------------------------------------------
                                                                                    87,330
   =======================================================================================
   WEEKLY VARIABLE RATE BONDS (63.0%)
   Allegheny County Hospital Development Authority,
     Pennsylvania, Presbyterian-University Health
     System, Inc., Ser. 1990 C (MBIA),
     1.08%, 3/1/20                                                       6,500       6,500
   American Public Energy Agency, Nebraska,
     National Public Gas Agency, 2003 Ser. A,
     1.11%, 2/1/14                                                      10,000      10,000
   Arizona Health Facilities Authority, Northern
     Arizona Healthcare, Ser. 1996 B (MBIA),
     1.08%, 10/1/26                                                      6,850       6,850
   Arkansas Development Finance Authority,
     Higher Education Capital Asset Program,
     1985 Ser. A (FGIC), 1.08%, 12/1/15                                  6,900       6,900
   Bexar County Housing Finance Corp., Texas,
     Multi-Family PT-2082, 1.12%, 1/20/10                                1,000       1,000
   Broward County Health Facilities Authority, Florida,
     Henderson Mental Health Center, Ser 2004,
     1.12%, 7/1/29                                                       5,100       5,100
   Brownsville, Texas, Utility System Sub Lien, Ser.
     2003 A (MBIA), 1.04%, 9/1/27                                        3,700       3,700
   Central Washington University Housing System,
     Washington, Ser. 2002 ROCs R-2121 (FGIC),
     1.14%, 5/1/21                                                       4,200       4,200
   Charlotte, North Carolina, Convention Facility,
     Ser. 2003 B COPs, 1.13%, 12/1/21                                    4,000       4,000

56  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   MUNICIPAL MONEY MARKET PORTFOLIO

                                                                     FACE
                                                                    AMOUNT       VALUE
                                                                     (000)       (000)
   -----------------------------------------------------------------------------------
   VARIABLE/FLOATING RATE INSTRUMENTS (CONT'D)
   WEEKLY VARIABLE RATE BONDS (CONT'D)
   Chicago, Illinois, Neighborhoods Alive, Ser. 21
     B (MBIA), 1.08%, 1/1/37                                      $ 10,500   $  10,500
   Chicago, Illinois, Ser. 1997, 1.03%, 1/1/12                       1,100       1,100
   Clarksville Public Building Authority, Tennessee,
     Pooled Financing, Ser. 1994, 1.08%, 6/1/24                      5,205       5,205
   Cobb County Housing Authority, Georgia, Tamarron
     Apartments Project, Ser. 2003, 1.08%, 3/1/24                    4,920       4,920
   Dayton City School District, Ohio, Ser. 2003-A
     P-Floats SG-173 (FGIC), 1.12%, 12/1/31                          7,530       7,530
   Detroit, Michigan, Sewage Disposal System, Senior
     Lien, Ser. 2001 C-1 (FSA), 1.08%, 7/1/27                       10,570      10,570
   Dyer, Indiana, Regency Place of Dyer, Ser. 1992 A
     TOBs (FHA), 1.26%, 8/1/12                                       2,710       2,710
   Fulton County Development Authority, Georgia,
     Morehouse College, Ser. 1997, 1.06%, 8/1/17                     3,215       3,215
   Georgia, PUTTERs, Ser. 440, 1.12%, 5/1/10                         3,000       3,000
   Hamilton County, Ohio, Twin Towers and Twin Lakes,
     Ser. 2003 A, 1.11%, 7/1/23                                      3,500       3,500
   Holt Public Schools, Michigan, Refunding, Ser. 2002,
     1.06%, 5/1/30                                                  14,915      14,915
   Illinois Housing Development Authority, Village Center
     Development, Ser 2004, 1.08%, 3/1/20                            7,000       7,000
   Illinois, PUTTERs, Ser. 409, 1.12%, 3/1/12                        2,000       2,000
   Indiana Health Facility Financing Authority, Community
     Hospitals of Indiana, Inc., Ser. 2000 A,
     1.08%, 7/1/28                                                   7,500       7,500
   Jackson Energy Authority, Tennessee, Water
     System, Ser. 2002 (FSA), 1.05%, 12/1/23                         5,210       5,210
   JEA, Florida, Water & Sewer System, 2003 Ser.
     B (XLCA), 1.06%, 10/1/36                                        4,400       4,400
   JEA, Florida, Water & Sewer System, PUTTERs,
     Ser. 408 (FGIC), 1.12%, 10/1/11                                 2,720       2,720
   Lakeland, Florida, Energy System, Ser. 2003,
     1.08%, 10/1/37                                                  6,000       6,000
   Lee's Summit, Missouri, Multifamily Housing,
     Ser. 2001 A, 1.42%, 7/1/46                                     10,000      10,000
   Louisiana Public Facilities Authority, College &
     University Equipment, Ser. A (FGIC),
     1.06%, 9/1/10                                                   4,550       4,550
   Massachusetts Bay Transportation Authority,
     Ser. 2000, 1.02%, 3/1/30                                          950         950
   Mecklenburg County, North Carolina, Ser. 2001
     COPs, 1.08%, 12/1/21                                            9,900       9,900
   Minneapolis, Minnesota, Guthrie Theater on the
     River, Ser. 2003 A, 1.08%, 10/1/23                              7,000       7,000
   Montgomery County Public Building Authority,
     Tennessee, Pooled Financing, Ser. 1997,
     1.08%, 11/1/27                                                  5,955       5,955
   North Carolina Capital Facilities Finance Agency,
     Barton College, Ser. 2004, 1.10%, 7/1/19                        2,000       2,000
   North Carolina Medical Care Commission,
     Firsthealth of the Carolinas, Ser. 2002,
     1.07%, 10/1/32                                                  3,900       3,900
   North Carolina Medical Care Commission, Mission-St.
     Joseph's Health System, Ser. 2003,
     1.13%, 10/1/18                                                  9,100       9,100
   North East Independent School District, Texas,
     PUTTERs, Ser. 393, 1.12%, 2/1/12                             $  5,800   $   5,800
   Orlando-Orange County Expressway Authority,
     Florida, Ser. 2003 C4 (FSA), 1.06%, 7/1/25                      4,950       4,950
   Palm Beach County, Florida, Hospice of Palm Beach
     County, Inc., Ser. 2004, 1.08%, 10/1/31                         1,600       1,600
   Pennsylvania Higher Educational Facilities
     Authority, University of Pennsylvania Health
     Services, Ser. 1994 B, 1.06%, 1/1/24                           10,500      10,500
   Pennsylvania Turnpike Commission, 2002 Ser.
     A-2, 1.04%, 12/1/30                                             8,200       8,200
   Private Colleges & Universities Authority,
     Georgia, Emory University, Ser. 2001 B,
     1.00%, 9/1/33                                                   5,200       5,200
   Rhode Island Convention Center Authority, Refunding,
     Ser. 2001 A (MBIA), 1.08%, 5/15/27                              4,900       4,900
   Sayre Health Care Facilities Authority, Pennsylvania,
     VHA of Pennsylvania, Inc., Capital Asset Financing,
     Ser. 1985 B (Ambac), 1.05%, 12/1/20                             1,400       1,400
   South Carolina Jobs Economic Development
     Authority, Burroughs & Chapin Business Park,
     Ser. 2002, 1.13%, 5/1/32                                        4,000       4,000
   University of Minnesota Regents, Ser. 1999 A,
     1.09%, 1/1/34                                                  11,925      11,925
   University of Texas, Permanent University Fund,
     PUTTERs, Ser. 411, 1.12%, 1/1/12                                2,855       2,855
   Washington County Authority, Pennsylvania, The
     Trustees of the University of Pennsylvania,
     Ser 2004, 1.08%, 7/1/34                                         3,000       3,000
   Williamsburg, Kentucky, Cumberland College,
     Ser. 2002, 1.08%, 9/1/32                                        9,430       9,430
   -----------------------------------------------------------------------------------
                                                                               277,360
   ===================================================================================
                                                                               364,690
   ===================================================================================
     TOTAL TAX-EXEMPT INSTRUMENTS (COST $436,592)                              436,592
   ===================================================================================
   TOTAL INVESTMENTS (99.1%) (COST $436,592)                                   436,592
   ===================================================================================

                                                                    AMOUNT
                                                                     (000)
   -----------------------------------------------------------------------------------
   OTHER ASSETS (1.0%)
     Cash                                                            4,068
     Interest Receivable                                               467
     Other                                                              10       4,545
   -----------------------------------------------------------------------------------
   LIABILITIES (-0.1%)
     Investment Advisory Fees Payable                                 (333)
     Dividends Declared                                               (102)
     Administrative Fees Payable                                       (63)
     Directors' Fees and Expenses Payable                              (52)
     Custodian Fees Payable                                             (2)
     Other Liabilities                                                 (76)       (628)
   -----------------------------------------------------------------------------------
   NET ASSETS (100%)                                                         $ 440,509
   ===================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  57

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENT OF NET ASSETS (CONT'D)

   MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                AMOUNT
                                                                                 (000)
   -----------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
   Paid-in Capital                                                           $ 440,490
   Undistributed Net Investment Income                                              19
--------------------------------------------------------------------------------------

   NET ASSETS                                                                $ 440,509
======================================================================================
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE

     Applicable to 440,490,732 outstanding $0.001 par value
       shares (authorized 4,000,000,000 shares)                              $    1.00
======================================================================================


Ambac     Ambac Assurance Corp.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FSA       Financial Security Assurance Inc.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Assurance

                   SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE

                                                                               PERCENT
                                                                      VALUE     OF NET
   STATE                                                              (000)     ASSETS
   -----------------------------------------------------------------------------------
   Florida                                                        $  54,055       12.3%
   Pennsylvania                                                      51,580       11.7
   Texas                                                             45,672       10.4
   Illinois                                                          43,100        9.8
   Michigan                                                          37,410        8.5
   North Carolina                                                    28,900        6.5
   Tennessee                                                         22,170        5.0
   Georgia                                                           16,335        3.7
   Minnesota                                                         15,000        3.4
   Kentucky                                                          14,130        3.2
   Louisiana                                                         13,550        3.1
   Ohio                                                              11,030        2.5
   Indiana                                                           10,210        2.3
   Missouri                                                          10,200        2.3
   Maryland                                                          10,000        2.3
   Nebraska                                                          10,000        2.3
   Arkansas                                                           6,900        1.6
   Arizona                                                            6,850        1.5
   Utah                                                               6,100        1.4
   Washington                                                         5,200        1.2
   Rhode Island                                                       4,900        1.1
   North Dakota                                                       4,250        1.0
   New Jersey                                                         4,100        0.9
   South Carolina                                                     4,000        0.9
   Massachusetts                                                        950        0.2
   -----------------------------------------------------------------------------------
                                                                  $ 436,592       99.1%
   ===================================================================================

58  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENTS OF OPERATIONS

   For the Six Months Ended June 30, 2004

                                                               ACTIVE                  EUROPEAN                    GLOBAL
                                                        INTERNATIONAL     EMERGING         REAL       GLOBAL        VALUE
                                                           ALLOCATION      MARKETS       ESTATE    FRANCHISE       EQUITY
                                                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                (000)        (000)        (000)        (000)        (000)
   ----------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                                $ 5,570    $  15,492       $  823       $1,458       $1,277
     Interest                                                     462          373            5           12           23
     Less: Foreign Taxes Withheld                                (533)        (643)         (91)        (127)         (93)
   ----------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                  5,499       15,222          737        1,343        1,207
   ----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                          1,299        6,822          107          309          353
     Administrative Fees (Note C)                                 312          850           25           64           72
     Custodian Fees (Note E)                                      130          613           39           24           22
     Directors' Fees and Expenses                                   3           11          @--            1            1
     Country Tax Expense                                           --          527           --           --           --
     Interest Expense                                              --           14           --            1           --
     Professional Fees                                             26           86           13           11           18
     Shareholder Reporting Fees                                    26           56            2           21            4
     Distribution Fees on Class B Shares (Note D)                   6           70            1            4           39
     Other Expenses                                                46           45           22           20           27
   ----------------------------------------------------------------------------------------------------------------------
       Total Expenses                                           1,848        9,094          209          455          536
   ----------------------------------------------------------------------------------------------------------------------
     Waiver of Investment Advisory Fees (Note B)                 (243)          --          (73)         (63)         (56)
   ----------------------------------------------------------------------------------------------------------------------
       Net Expenses                                             1,605        9,094          136          392          480
   ----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                 3,894        6,128          601          951          727
   ----------------------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS):
     Investments Sold                                           5,984       73,933        1,926        4,917        3,799
     Foreign Currency Transactions                                621         (313)           9         (951)          30
     Futures Contracts                                          2,991           --           --           --           --
   ----------------------------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                                 9,596       73,620        1,935        3,966        3,829
   ----------------------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
     Investments                                                1,060     (102,187)         744         (969)        (602)
     Foreign Currency Exchange Contracts and
       Translations                                              (387)         (40)         (22)         546          (30)
     Futures Contracts                                         (1,073)          --           --           --           --
   ----------------------------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation
         (Depreciation)                                          (400)    (102,227)         722         (423)        (632)
   ----------------------------------------------------------------------------------------------------------------------
   TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
     UNREALIZED APPRECIATION (DEPRECIATION)                     9,196      (28,607)       2,657        3,543        3,197
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations                            $13,090    $ (22,479)      $3,258       $4,494       $3,924
   ======================================================================================================================

   @ Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  59

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENTS OF OPERATIONS

   For the Six Months Ended June 30, 2004

                                                        INTERNATIONAL   INTERNATIONAL   INTERNATIONAL      EQUITY       FOCUS
                                                               EQUITY          MAGNUM       SMALL CAP      GROWTH      EQUITY
                                                            PORTFOLIO       PORTFOLIO       PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                                (000)           (000)           (000)       (000)       (000)
   --------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                               $127,637         $ 1,437        $ 15,839    $  3,861     $   323
     Interest                                                   3,434              65             200          66           7
     Less: Foreign Taxes Withheld                             (14,358)           (160)         (1,925)         --          --
   --------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                116,713           1,342          14,114       3,927         330
   --------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                         27,266             350           4,865       2,455         270
     Administrative Fees (Note C)                               5,271              72             796         637          56
     Custodian Fees (Note E)                                      932              87             241          35          10
     Directors' Fees and Expenses                                  56               1               8           8           1
     Interest Expense                                               2               1               1          --           1
     Professional Fees                                            126              15              34          28          16
     Shareholder Reporting Fees                                   296              22              38          63           6
     Distribution Fees on Class B Shares (Note D)                 996               3              --         261          10
     Other Expenses                                               101              23              47          40          19
   --------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                          35,046             574           6,030       3,527         389
   --------------------------------------------------------------------------------------------------------------------------
     Waiver of Investment Advisory Fees (Note B)                   --            (133)           (140)         --         (40)
   --------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                            35,046             441           5,890       3,527         349
   --------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                81,667             901           8,224         400         (19)
   --------------------------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS):
     Investments Sold                                         356,170           5,146          70,563      63,806       4,892
     Foreign Currency Transactions                             17,688             404              38          --          --
     Futures Contracts                                             --             366              --          --          --
   --------------------------------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                               373,858           5,916          70,601      63,806       4,892
   --------------------------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
     Investments                                              (55,091)         (2,358)         72,104     (43,205)     (3,804)
     Foreign Currency Exchange Contracts and
       Translations                                           (27,559)           (383)           (212)         --          --
     Futures Contracts                                             --            (240)             --          --          --
   --------------------------------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation
         (Depreciation)                                       (82,650)         (2,981)         71,892     (43,205)     (3,804)
   --------------------------------------------------------------------------------------------------------------------------
   TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
     UNREALIZED APPRECIATION (DEPRECIATION)                   291,208           2,935         142,493      20,601       1,088
   --------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations                           $372,875         $ 3,836        $150,717    $ 21,001     $ 1,069
   ==========================================================================================================================

60  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   STATEMENTS OF OPERATIONS

   For the Six Months Ended June 30, 2004

                                                            SMALL                                             EMERGING
                                                          COMPANY                  U.S. REAL        VALUE      MARKETS
                                                           GROWTH    TECHNOLOGY       ESTATE       EQUITY         DEBT
                                                        PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                            (000)         (000)        (000)        (000)         (000)
   -------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends                                            $ 1,843       $    18      $14,475       $1,788       $   --
     Interest                                                 117             1          109           35        2,631
     Less: Foreign Taxes Withheld                              --            --          (94)          (9)          (1)
   -------------------------------------------------------------------------------------------------------------------
       Total Investment Income                              1,960            19       14,490        1,814        2,630
   -------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                      4,401           138        3,894          464          245
     Administrative Fees (Note C)                             686            26          759          148           55
     Custodian Fees (Note E)                                   43             3           29           13           12
     Directors' Fees and Expenses                               6           @--            8            2            1
     Interest Expense                                           1             2            4           --            1
     Professional Fees                                         72            14           29           18           19
     Shareholder Reporting Fees                                49             2           62           30            4
     Distribution Fees on Class B Shares (Note D)             678             6          100           91            1
     Other Expenses                                            48            22           49           31           18
   -------------------------------------------------------------------------------------------------------------------
       Total Expenses                                       5,984           213        4,934          797          356
   -------------------------------------------------------------------------------------------------------------------
     Waiver of Investment Advisory Fees (Note B)             (464)          (32)          --          (56)          (7)
   -------------------------------------------------------------------------------------------------------------------
       Net Expenses                                         5,520           181        4,934          741          349
   -------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                            (3,560)         (162)       9,556        1,073        2,281
   -------------------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS):
     Investments Sold                                      73,862         1,200       20,457        4,542         (271)
     Future Contracts                                          --            --           --           --          340
   -------------------------------------------------------------------------------------------------------------------
       Net Realized Gain (Loss)                            73,862         1,200       20,457        4,542           69
   -------------------------------------------------------------------------------------------------------------------
   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
     Investments                                           (1,198)       (2,497)      35,122          431       (5,534)
     Foreign Currency Exchange Contracts and
       Translations                                            --            --           --           --            1
     Future Contracts                                          --            --           --           --           74
   -------------------------------------------------------------------------------------------------------------------
       Net Change in Unrealized Appreciation
         (Depreciation)                                    (1,198)       (2,497)      35,122          431       (5,459)
   -------------------------------------------------------------------------------------------------------------------
   TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
     UNREALIZED APPRECIATION (DEPRECIATION)                72,664        (1,297)      55,579        4,973       (5,390)
   -------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations                        $69,104       $(1,459)     $65,135       $6,046      $(3,109)
   ===================================================================================================================

   @ Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  61

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   STATEMENTS OF OPERATIONS

   For the Six Months Ended June 30, 2004

                                                                                             MUNICIPAL
                                                                                     MONEY       MONEY
                                                                                    MARKET      MARKET
                                                                                 PORTFOLIO   PORTFOLIO
                                                                                     (000)       (000)
   ---------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                       $3,841      $2,420
   ---------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment Advisory Fees (Note B)                                               1,104         733
     Administrative Fees (Note C)                                                      572         382
     Custodian Fees (Note E)                                                            16          13
     Directors' Fees and Expenses                                                       13           9
     Interest Expense                                                                   --           1
     Professional Fees                                                                  28          24
     Shareholder Reporting Fees                                                         21          23
     Other Expenses                                                                     46          40
   ---------------------------------------------------------------------------------------------------
       Total Expenses                                                                1,800       1,225
   ---------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                      2,041       1,195
   ---------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from Operations              $2,041      $1,195
   ===================================================================================================

62  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         ACTIVE INTERNATIONAL ALLOCATION
                                                                                                    PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                                           JUNE 30, 2004     DECEMBER 31,
                                                                                             (UNAUDITED)             2003
                                                                                                   (000)            (000)
   ----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                                               $  3,894        $   4,731
     Net Realized Gain (Loss)                                                                      9,596          (17,331)
     Net Change in Unrealized Appreciation (Depreciation)                                           (400)         102,137
   ----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations                              13,090           89,537
   ----------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                                                            --           (6,132)
     CLASS B:
     Net Investment Income                                                                            --              (86)
   ----------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                                              --           (6,218)
   ----------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                                                   99,276          150,855
     Distributions Reinvested                                                                         --            5,120
     Redeemed                                                                                    (29,490)        (133,423)
     Redemption Fees                                                                                  --               --
     CLASS B:
     Subscribed                                                                                    1,713           40,954
     Distributions Reinvested                                                                         --               86
     Redeemed                                                                                     (4,436)         (45,948)
     Redemption Fees                                                                                   1               --
   ----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions              67,064           17,644
   ----------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                                      80,154          100,963
   NET ASSETS:
     Beginning of Period                                                                         359,123          258,160
   ----------------------------------------------------------------------------------------------------------------------
     End of Period                                                                              $439,277        $ 359,123
   ======================================================================================================================
     Undistributed (Distributions in Excess of) Net Investment Income
       Included in End of Period Net Assets                                                     $  5,243        $   1,349
   ======================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                                                          10,173           19,765
       Shares Issued on Distributions Reinvested                                                      --              555
       Shares Redeemed                                                                            (3,023)         (17,615)
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares Outstanding                                       7,150            2,705
   ======================================================================================================================
       CLASS B:
       Shares Subscribed                                                                             171            5,167
       Shares Issued on Distributions Reinvested                                                      --                9
       Shares Redeemed                                                                              (447)          (5,732)
   ----------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares Outstanding                                        (276)            (556)
   ======================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  63

2004 SEMI-ANNUAL REPORT

June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                    EMERGING MARKETS                  EUROPEAN REAL ESTATE
                                                                       PORTFOLIO                           PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004    DECEMBER 31,       JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)            2003         (UNAUDITED)            2003
                                                                       (000)           (000)               (000)           (000)
   -----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                 $    6,128      $    9,042             $   601        $    457
     Net Realized Gain (Loss)                                         73,620          60,144               1,935           2,509
     Net Change in Unrealized Appreciation (Depreciation)           (102,227)        310,184                 722           4,781
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations                                               (22,479)        379,370               3,258           7,747
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                                --         (11,316)                 --            (609)
     Return of Capital                                                    --            (653)                 --              --
     CLASS B:
     Net Investment Income                                                --            (408)                 --             (23)
     Return of Capital                                                    --             (24)                 --              --
   -----------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                  --         (12,401)                 --            (632)
   -----------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                      336,017         861,356               8,758           6,645
     Distributions Reinvested                                             38          11,229                  --             607
     Redeemed                                                       (438,023)       (860,424)               (680)        (11,123)
     Redemption Fees                                                      76              13                  --              --
     CLASS B:
     Subscribed                                                       25,475         554,055                 100              50
     Distributions Reinvested                                             --             421                  --              12
     Redeemed                                                        (10,611)       (541,631)                (74)           (375)
     Redemption Fees                                                      21              --                  --              --
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                    (87,007)         25,019               8,104          (4,184)
   -----------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                        (109,486)        391,988              11,362           2,931
   NET ASSETS:
     Beginning of Period                                           1,062,399         670,411              23,099          20,168
   -----------------------------------------------------------------------------------------------------------------------------
     End of Period                                                $  952,913      $1,062,399             $34,461        $ 23,099
   =============================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period
       Net Assets                                                 $    1,212      $   (4,916)            $   327        $   (274)
   =============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                              20,614          72,921                 529             551
       Shares Issued on Distributions Reinvested                           3             742                  --              41
       Shares Redeemed                                               (27,129)        (72,761)                (42)           (884)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                                  (6,512)            902                 487            (292)
   =============================================================================================================================
       CLASS B:
       Shares Subscribed                                               1,548          49,916                   6               3
       Shares Issued on Distributions Reinvested                          --              28                  --               1
       Shares Redeemed                                                  (698)        (48,519)                 (4)            (30)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares
         Outstanding                                                     850           1,425                   2             (26)
   =============================================================================================================================

64  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                   GLOBAL FRANCHISE                 GLOBAL VALUE EQUITY
                                                                      PORTFOLIO                          PORTFOLIO
   --------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                    ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                            JUNE 30, 2004    DECEMBER 31,       JUNE 30, 2004    DECEMBER 31,
                                                              (UNAUDITED)            2003         (UNAUDITED)            2003
                                                                    (000)           (000)               (000)           (000)
   --------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                $    951        $  1,064             $   727        $    966
     Net Realized Gain (Loss)                                       3,966             311               3,829          (3,228)
     Net Change in Unrealized Appreciation (Depreciation)            (423)         14,286                (632)         22,557
   --------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                   4,494          15,661               3,924          20,295
   --------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                             --            (197)                 --            (552)
     Net Realized Gain                                                 --            (581)                 --            (296)
     CLASS B:
     Net Investment Income                                             --              (2)                 --            (260)
     Net Realized Gain                                                 --             (19)                 --            (176)
   --------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                               --            (799)                 --          (1,284)
   --------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                     4,339          29,757               5,696          50,855
     Distributions Reinvested                                          --             771                  --             837
     Redeemed                                                     (25,899)        (13,713)             (4,430)        (42,321)
     Redemption Fees                                                  149              10                   7              28
     CLASS B:
     Subscribed                                                     1,401           1,050               3,488          12,816
     Distributions Reinvested                                          --              21                  --             436
     Redeemed                                                        (737)           (391)             (7,811)        (14,519)
     Redemption Fees                                                    4              --                   6              --
   --------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                 (20,743)         17,505              (3,044)          8,132
   --------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                      (16,249)         32,367                 880          27,143
   NET ASSETS:
     Beginning of Period                                           82,438          50,071              88,306          61,163
   --------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $ 66,189        $ 82,438             $89,186        $ 88,306
   ==========================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period
       Net Assets                                                $    739        $   (212)            $   715        $    (12)
   ==========================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                              291           2,451                 348           4,031
       Shares Issued on Distributions Reinvested                       --              56                  --              57
       Shares Redeemed                                             (1,725)         (1,234)               (274)         (3,335)
   --------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                               (1,434)          1,273                  74             753
   ==========================================================================================================================
       CLASS B:
       Shares Subscribed                                               96              92                 217           1,014
       Shares Issued on Distributions Reinvested                       --               2                  --              30
       Shares Redeemed                                                (50)            (32)               (488)         (1,133)
   --------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares
         Outstanding                                                   46              62                (271)            (89)
   ==========================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  65

2004 SEMI-ANNUAL REPORT

June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                  INTERNATIONAL EQUITY                 INTERNATIONAL MAGNUM
                                                                        PORTFOLIO                           PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004    DECEMBER 31,        JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)            2003          (UNAUDITED)            2003
                                                                       (000)           (000)                (000)           (000)
   ------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                 $   81,667     $    73,302             $    901       $   1,024
     Net Realized Gain (Loss)                                        373,858          66,729                5,916            (877)
     Net Change in Unrealized Appreciation (Depreciation)            (82,650)      1,420,439               (2,981)         24,407
   ------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                    372,875       1,560,470                3,836          24,554
   ------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                                --         (93,410)                  --          (1,476)
     CLASS B:
     Net Investment Income                                                --         (11,014)                  --            (164)
   ------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                  --        (104,424)                  --          (1,640)
   ------------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                      960,926       2,674,838                6,590          26,857
     Distributions Reinvested                                             --          76,093                   --           1,369
     Redeemed                                                       (683,227)     (2,347,380)             (19,796)        (23,785)
     Redemption Fees                                                      52               7                   --              --
     CLASS B:
     Subscribed                                                      188,412         493,867                  359         312,397
     Distributions Reinvested                                             --          10,897                   --             164
     Redeemed                                                       (101,034)       (366,212)                (712)       (321,519)
     Redemption Fees                                                      18               6                    5               3
   ------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                    365,147         542,116              (13,554)         (4,514)
   ------------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                         738,022       1,998,162               (9,718)         18,400
   NET ASSETS:
     Beginning of Period                                           6,391,239       4,393,077               93,319          74,919
   ------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                $7,129,261     $ 6,391,239             $ 83,601       $  93,319
   ==============================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period Net Assets     $   95,430     $    13,763             $  1,069       $     168
   ==============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                              48,629         172,150                  627           3,223
       Shares Issued on Distributions Reinvested                          --           4,076                   --             141
       Shares Redeemed                                               (34,582)       (150,128)              (1,923)         (2,922)
   ------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                                  14,047          26,098               (1,296)            442
   ==============================================================================================================================
       CLASS B:
       Shares Subscribed                                               9,598          31,747                   34          37,663
       Shares Issued on Distributions Reinvested                          --             587                   --              17
       Shares Redeemed                                                (5,154)        (23,883)                 (67)        (38,288)
   ------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares
         Outstanding                                                   4,444           8,451                  (33)           (608)
   ==============================================================================================================================

66  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                 INTERNATIONAL SMALL CAP                  EQUITY GROWTH
                                                                       PORTFOLIO                            PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004    DECEMBER 31,       JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)            2003         (UNAUDITED)            2003
                                                                       (000)           (000)               (000)           (000)
   -----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                 $    8,224       $   8,911            $    400       $   1,854
     Net Realized Gain (Loss)                                         70,601          35,111              63,806          30,184
     Net Change in Unrealized Appreciation (Depreciation)             71,892         219,303             (43,205)        128,831
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                    150,717         263,325              21,001         160,869
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                                --          (9,894)                 --          (1,800)
     Net Realized Gain                                                    --         (13,236)                 --              --
     CLASS B:
     Net Investment Income                                                --              --                  --            (170)
   -----------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                  --         (23,130)                 --          (1,970)
   -----------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                      197,113         322,236             120,891         215,085
     Distributions Reinvested                                             --          21,202                  --           1,755
     Redeemed                                                       (118,746)       (123,761)            (84,398)       (179,059)
     Redemption Fees                                                       2             @--                  --              --
     CLASS B:
     Subscribed                                                           --              --              29,883          46,547
     Distributions Reinvested                                             --              --                  --             168
     Redeemed                                                             --              --             (16,898)        (42,814)
     Redemption Fees                                                      --              --                  --              --
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                     78,369         219,677              49,478          41,682
   -----------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                         229,086         459,872              70,479         200,581
   NET ASSETS:
     Beginning of Period                                             899,996         440,124             789,289         588,708
   -----------------------------------------------------------------------------------------------------------------------------
     End of Period                                                $1,129,082       $ 899,996            $859,768       $ 789,289
   =============================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period
       Net Assets                                                 $    7,564       $    (660)           $    283       $    (117)
   =============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                               8,757          19,043               7,576          20,284
       Shares Issued on Distributions Reinvested                          --           1,059                  --             113
       Shares Redeemed                                                (5,273)         (7,215)             (5,262)        (17,540)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                                   3,484          12,887               2,314           2,857
   =============================================================================================================================
       CLASS B:
       Shares Subscribed                                                  --              --               1,909           3,359
       Shares Issued on Distributions Reinvested                          --              --                  --              11
       Shares Redeemed                                                    --              --              (1,071)         (3,217)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares
         Outstanding                                                      --              --                 838             153
   =============================================================================================================================

   @   Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  67

2004 SEMI-ANNUAL REPORT

June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOCUS EQUITY                    SMALL COMPANY GROWTH
                                                                        PORTFOLIO                           PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004    DECEMBER 31,       JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)            2003         (UNAUDITED)            2003
                                                                       (000)           (000)               (000)           (000)
   -----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                   $    (19)       $    130            $ (3,560)      $  (5,016)
     Net Realized Gain (Loss)                                          4,892           8,486              73,862          69,288
     Net Change in Unrealized Appreciation (Depreciation)             (3,804)          9,403              (1,198)        104,359
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                      1,069          18,019              69,104         168,631
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                                --            (137)                 --              --
   -----------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                        4,581          39,096             127,818         137,063
     Issued on Portfolio Merger                                           --              --                  --          98,228
     Distributions Reinvested                                             --             132                  --              --
     Redeemed                                                        (10,889)        (45,080)            (59,875)        (58,979)
     CLASS B:
     Subscribed                                                        1,273           2,464             157,141         247,321
     Issued on Portfolio Merger                                           --              --                  --           1,975
     Redeemed                                                           (763)         (2,679)            (95,443)       (101,358)
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                     (5,798)         (6,067)            129,641         324,250
   -----------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                          (4,729)         11,815             198,745         492,881
   NET ASSETS:
     Beginning of Period                                              69,576          57,761             783,334         290,453
   -----------------------------------------------------------------------------------------------------------------------------
     End of Period                                                  $ 64,847        $ 69,576            $982,079       $ 783,334
   =============================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period
       Net Assets                                                    $    --        $    (19)           $     --        $     --
     Accumulated Net Investment Loss Included in End of
       Period Net Assets                                                 (38)             --              (3,590)            (30)
   =============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                                 384           3,847              11,261          13,630
       Shares Issued on Portfolio Merger                                  --              --                  --          10,221
       Shares Issued on Distributions Reinvested                          --              11                  --              --
       Shares Redeemed                                                  (922)         (4,344)             (5,311)         (6,106)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                                    (538)           (486)              5,950          17,745
   =============================================================================================================================
       CLASS B:
       Shares Subscribed                                                 110             275              14,472          27,650
       Shares Issued on Portfolio Merger                                  --              --                  --             213
       Shares Redeemed                                                   (67)           (295)             (8,775)        (11,195)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares
         Outstanding                                                      43             (20)              5,697          16,668
   =============================================================================================================================

68  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                       TECHNOLOGY                       U.S. REAL ESTATE
                                                                        PORTFOLIO                          PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004    DECEMBER 31,       JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)            2003         (UNAUDITED)            2003
                                                                       (000)           (000)               (000)            000)
   -----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                   $   (162)       $   (291)          $   9,556       $  24,853
     Net Realized Gain (Loss)                                          1,200             324              20,457          23,763
     Net Change in Unrealized Appreciation (Depreciation)             (2,497)         10,687              35,122         215,670
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                     (1,459)         10,720              65,135         264,286
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                                --              --              (6,601)        (23,648)
     Net Realized Gain                                                    --              --                  --          (8,798)
     CLASS B:
     Net Investment Income                                                --              --                (569)         (1,359)
     Net Realized Gain                                                    --              --                  --            (689)
   -----------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                  --              --              (7,170)        (34,494)
   -----------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                        9,141          22,239             160,629         236,560
     Distributions Reinvested                                             --              --               5,860          29,125
     Redeemed                                                        (15,261)        (27,493)           (223,121)       (240,705)
     CLASS B:
     Subscribed                                                        1,297          11,079              31,062          40,038
     Distributions Reinvested                                             --              --                 620           1,994
     Redeemed                                                         (1,170)         (9,377)            (19,382)        (15,965)
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                     (5,993)         (3,552)            (44,332)         51,047
   -----------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                          (7,452)          7,168              13,633         280,839
   NET ASSETS:
     Beginning of Period                                              29,371          22,203             967,697         686,858
   -----------------------------------------------------------------------------------------------------------------------------
     End of Period                                                  $ 21,919        $ 29,371           $ 981,330       $ 967,697
   =============================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period
       Net Assets                                                    $    --          $   --           $   2,334       $     (52)
     Accumulated Net Investment Loss Included in End of
       Period Net Assets                                                (169)             (7)                 --              --
   =============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                                 930           2,976               8,657          16,166
       Shares Issued on Distributions Reinvested                          --              --                 294           1,764
       Shares Redeemed                                                (1,611)         (3,478)            (12,075)        (16,197)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                                    (681)           (502)             (3,124)          1,733
   =============================================================================================================================
       CLASS B:
       Shares Subscribed                                                 134           1,388               1,700           2,488
       Shares Issued on Distributions Reinvested                          --              --                  32             120
       Shares Redeemed                                                  (123)         (1,213)             (1,066)         (1,013)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares
         Outstanding                                                      11             175                 666           1,595
   =============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  69

2004 SEMI-ANNUAL REPORT

June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                      VALUE EQUITY                   EMERGING MARKETS DEBT
                                                                       PORTFOLIO                           PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004    DECEMBER 31,       JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)            2003         (UNAUDITED)            2003
                                                                       (000)           (000)               (000)           (000)
   -----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income (Loss)                                   $  1,073        $  2,009            $  2,281        $  4,161
     Net Realized Gain (Loss)                                          4,542           2,159                  69           7,192
     Net Change in Unrealized Appreciation (Depreciation)                431          32,309              (5,459)          2,777
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                      6,046          36,477              (3,109)         14,130
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                              (243)         (1,250)                 --          (3,737)
     CLASS B:
     Net Investment Income                                              (118)           (778)                 --             (28)
   -----------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                (361)         (2,028)                 --          (3,765)
   -----------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                       14,727          66,165              27,446          20,057
     Distributions Reinvested                                            239           1,164                  --           3,619
     Redeemed                                                        (12,585)        (53,059)            (21,192)        (28,095)
     Redemption Fees                                                      --              --                   1              --
     CLASS B:
     Subscribed                                                       18,658          45,709                  --              --
     Distributions Reinvested                                            117             752                  --              28
     Redeemed                                                        (20,827)        (37,212)                (32)            (10)
     Redemption Fees                                                      --              --                  --              --
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                        329          23,519               6,223          (4,401)
   -----------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                           6,014          57,968               3,114           5,964
   NET ASSETS:
     Beginning of Period                                             181,177         123,209              55,076          49,112
   -----------------------------------------------------------------------------------------------------------------------------
     End of Period                                                  $187,191        $181,177            $ 58,190        $ 55,076
   =============================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period
       Net Assets                                                   $    692        $    (20)           $  2,107        $   (174)
   =============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                               1,543           7,984               7,648           6,560
       Shares Issued on Distributions Reinvested                          25             142                  --           1,028
       Shares Redeemed                                                (1,321)         (7,020)             (6,212)         (8,658)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                                     247           1,106               1,436          (1,070)
   =============================================================================================================================
       CLASS B:
       Shares Subscribed                                               1,966           5,461                  --              --
       Shares Issued on Distributions Reinvested                          12              93                  --               8
       Shares Redeemed                                                (2,204)         (4,284)                 (9)             (3)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class B Shares
         Outstanding                                                    (226)          1,270                  (9)              5
   =============================================================================================================================

70  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                      MONEY MARKET                   MUNICIPAL MONEY MARKET
                                                                        PORTFOLIO                           PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004    DECEMBER 31,       JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)            2003         (UNAUDITED)            2003
                                                                       (000)           (000)               (000)           (000)
   -----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net Investment Income                                       $     2,041     $     7,531         $     1,195     $     4,229
     Net Realized Gain (Loss)                                             --              --                  --              10
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations                                                      2,041           7,531               1,195           4,239
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     CLASS A:
     Net Investment Income                                            (2,041)         (7,531)             (1,195)         (4,229)
   -----------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:(1)
     CLASS A:
     Subscribed                                                    1,376,122       3,249,589           1,134,640       3,422,911
     Distributions Reinvested                                          2,056           7,829               1,232           4,390
     Redeemed                                                     (1,547,254)     (3,831,954)         (1,206,914)     (3,826,186)
   -----------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from
       Capital Share Transactions                                   (169,076)       (574,536)            (71,042)       (398,885)
   -----------------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                        (169,076)       (574,536)            (71,042)       (398,875)
   NET ASSETS:
     Beginning of Period                                             795,399       1,369,935             511,551         910,426
   -----------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   626,323     $   795,399         $   440,509     $   511,551
   =============================================================================================================================
     Undistributed (Distributions in Excess of) Net
       Investment Income Included in End of Period
       Net Assets                                                $        88     $        88         $        19     $        19
   =============================================================================================================================
   (1) CAPITAL SHARE TRANSACTIONS:
       CLASS A:
       Shares Subscribed                                           1,376,122       3,249,588           1,134,641       3,422,906
       Shares Issued on Distributions Reinvested                       2,056           7,829               1,232           4,390
       Shares Redeemed                                            (1,547,254)     (3,831,950)         (1,206,914)     (3,826,184)
   -----------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Class A Shares
         Outstanding                                                (169,076)       (574,533)            (71,041)       (398,888)
   =============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  71

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                                                                    CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       -------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)            2003         2002         2001          2000         1999
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $   9.58       $   7.30     $   8.65     $  10.68      $  14.26     $  11.90
   =============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.09+          0.13+        0.13+        0.12          0.19         0.22
     Net Realized and Unrealized Gain (Loss)
       on Investments                                   0.23           2.32        (1.26)       (2.01)        (2.32)        3.01
   -----------------------------------------------------------------------------------------------------------------------------
       Total from  Investment Operations                0.32           2.45        (1.13)       (1.89)        (2.13)        3.23
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --          (0.17)       (0.22)       (0.14)        (0.01)       (0.11)
     Net Realized Gain                                    --             --           --        (0.00)~       (1.44)       (0.76)
   -----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                --          (0.17)       (0.22)       (0.14)        (1.45)       (0.87)
   -----------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                        --             --           --           --            --           --
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                   $   9.90       $   9.58     $   7.30     $   8.65      $  10.68     $  14.26
   =============================================================================================================================
   TOTAL RETURN                                         3.34%#        33.65%      (13.11)%     (17.63)%      (14.97)%      27.82%
   =============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)            $436,231       $353,488     $249,742     $388,225      $509,309     $583,607
   Ratio of Expenses to Average Net
     Assets (1)                                         0.80%*         0.80%        0.80%        0.81%         0.82%        0.80%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                          N/A           0.80%         N/A         0.80%         0.80%         N/A
   Ratio of Net Investment Income (Loss)
     to Average Net Assets (1)                          1.95%*         1.66%        1.57%        1.25%         1.55%        1.71%
   Portfolio Turnover Rate                               16%#            55%          42%          36%           80%          53%
   -----------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                 0.93%*         0.96%        0.93%        0.89%         0.93%        0.92%
         Net Investment Income (Loss) to
           Average Net Assets                           1.82%*         1.50%        1.44%        1.17%         1.45%        1.59%
   -----------------------------------------------------------------------------------------------------------------------------

                                                                                    CLASS B
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       -------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)            2003         2002         2001          2000         1999
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $   9.72       $   7.41     $   8.77     $  10.80      $  14.41     $  12.12
   =============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.07+          0.12+        0.11+        0.13          0.27         0.13
     Net Realized and Unrealized Gain (Loss)
       on Investments                                   0.24           2.33        (1.27)       (2.06)        (2.43)        3.02
   -----------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                 0.31           2.45        (1.16)       (1.93)        (2.16)        3.15
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --          (0.14)       (0.20)       (0.10)        (0.01)       (0.10)
     Net Realized Gain                                    --             --           --        (0.00)~       (1.44)       (0.76)
   -----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                --          (0.14)       (0.20)       (0.10)        (1.45)       (0.86)
   -----------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                      0.00~            --           --           --            --           --
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                   $  10.03       $   9.72     $   7.41     $   8.77      $  10.80     $  14.41
   =============================================================================================================================
   TOTAL RETURN                                         3.19%#        33.13%      (13.29)%     (17.81)%      (15.02)%      26.63%
   =============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)            $  3,046       $  5,635     $  8,418     $ 10,362      $ 19,814     $  9,959
   Ratio of Expenses to Average Net
     Assets (2)                                         1.05%*         1.05%        1.05%        1.06%         1.07%        1.05%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                          N/A           1.05%         N/A         1.05%         1.05%         N/A
   Ratio of Net Investment Income (Loss) to
     Average Net Assets (2)                             1.70%*         1.41%        1.32%        1.05%         1.42%        1.16%
   Portfolio Turnover Rate                                16%#           55%          42%          36%           80%          53%
   -----------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                 1.18%*         1.21%        1.18%        1.14%         1.18%        1.17%
         Net Investment Income (Loss) to
           Average Net Assets                           1.57%*         1.25%        1.19%        0.97%         1.31%        0.95%
   -----------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized

72  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   FINANCIAL HIGHLIGHTS

   EMERGING MARKETS PORTFOLIO

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       --------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)              2003         2002         2001        2000          1999
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $  15.52       $    10.13     $  10.81     $  11.31    $  19.27    $     9.55
   ==============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.09+            0.14+        0.04+        0.05       (0.10)        (0.03)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                  (0.43)            5.44        (0.71)       (0.55)      (7.28)         9.75
   ------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                (0.34)            5.58        (0.67)       (0.50)      (7.38)         9.72
   ------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --            (0.18)       (0.01)          --          --            --
     Net Realized Gain                                    --               --           --           --       (0.58)           --
     Return of Capital                                    --            (0.01)          --           --          --            --
   ------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                --            (0.19)       (0.01)          --       (0.58)           --
   ------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                      0.00~            0.00~          --           --          --            --
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                   $  15.18       $    15.52     $  10.13     $  10.81    $  11.31    $    19.27
   ==============================================================================================================================
   TOTAL RETURN                                       (2.19)%#          55.08%       (6.24)%      (4.42)%    (38.43)%      101.78%
   ==============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)            $899,085       $1,020,353     $657,203     $748,058    $917,091    $1,544,893
   Ratio of Expenses to Average Net Assets              1.65%*           1.64%        1.65%        1.65%       1.63%         1.64%
   Ratio of Expenses to Average Net Assets
     Excluding Country Tax Expense and
     Interest Expense                                   1.55%*           1.61%        1.58%         N/A         N/A           N/A
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                 1.14%*           1.15%        0.35%        0.47%      (0.63)%       (0.26)%
   Portfolio Turnover Rate                                39%#             92%          91%          93%         92%          133%
   ------------------------------------------------------------------------------------------------------------------------------

                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       --------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)              2003         2002         2001        2000          1999
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD            $   15.36       $    10.06     $  10.73     $  11.26    $  19.24    $     9.56
   ==============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.08+            0.11+        0.01+        0.03       (0.11)        (0.04)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                  (0.44)            5.35        (0.68)       (0.56)      (7.29)         9.72
   ------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                (0.36)            5.46        (0.67)       (0.53)      (7.40)         9.68
   ------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --            (0.15)          --           --          --            --
     Net Realized Gain                                    --               --           --           --       (0.58)           --
     Return of Capital                                    --            (0.01)          --           --          --            --
   ------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                --            (0.16)          --           --       (0.58)           --
   ------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                      0.01               --           --           --          --            --
   NET ASSET VALUE, END OF PERIOD                  $   15.01       $    15.36     $  10.06     $  10.73    $  11.26    $    19.24
   ==============================================================================================================================
   TOTAL RETURN                                     (2.28)%#            54.31%       (6.24)%      (4.71)%    (38.60)%      101.26%
   ==============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)           $  53,828       $   42,046     $ 13,208     $ 14,456    $ 13,949    $   16,999
   Ratio of Expenses to Average Net Assets              1.90%*           1.89%        1.90%        1.90%       1.88%         1.88%
   Ratio of Expenses to Average Net Assets
     Excluding Country Tax Expense and
     Interest Expense                                   1.80%*           1.86%        1.83%         N/A         N/A           N/A
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                                 0.89%*           0.90%        0.10%        0.22%      (0.82)%       (0.51)%
   Portfolio Turnover Rate                              39%#               92%          91%          93%         92%          133%
   ------------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  73

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   EUROPEAN REAL ESTATE PORTFOLIO

                                                                                CLASS A
                                              --------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       -----------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)           2003        2002        2001       2000       1999
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $  15.13       $ 10.93     $  9.30     $ 10.38     $ 9.16     $ 9.58
   =====================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.36+         0.27+       0.37+       0.27       0.07      (0.05)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                   1.60          4.35        1.90       (1.09)      1.30      (0.17)
   ---------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                 1.96          4.62        2.27       (0.82)      1.37      (0.22)
   ---------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --         (0.42)      (0.64)      (0.26)     (0.15)     (0.20)
   ---------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                        --            --          --          --         --         --
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                   $  17.09       $ 15.13     $ 10.93     $  9.30     $10.38     $ 9.16
   =====================================================================================================================
   TOTAL RETURN                                        12.95%#       42.41%      24.52%      (7.85)%    14.91%     (2.36)%
   =====================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)            $ 33,393       $22,184     $19,215     $13,826     $7,766     $9,931
   Ratio of Expenses to Average
     Net Assets (1)                                     1.00%*        1.00%       1.00%       1.01%      1.03%      1.23%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                          N/A          1.00%        N/A        1.00%      1.00%      1.00%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets (1)                             4.51%*        2.23%       3.37%       2.30%      1.55%      2.33%
   Portfolio Turnover Rate                                29%#          47%         79%         46%        74%        35%
   ---------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                 1.55%*        1.49%       1.56%       1.53%      1.90%      1.71%
         Net Investment Income (Loss) to
           Average Net Assets                           3.96%*        1.74%       2.81%       1.74%      0.69%      1.85%
   ---------------------------------------------------------------------------------------------------------------------

                                                                                CLASS B
                                              --------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       -----------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)           2003        2002        2001       2000       1999
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD       $        15.17       $ 10.96     $  9.33     $ 10.41     $ 9.19     $ 9.61
   =====================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.32+         0.28+       0.27+       0.08       0.18       0.19
     Net Realized and Unrealized Gain (Loss)
       on Investments                                   1.64          4.32        1.97       (0.93)      1.16      (0.43)
   ---------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                 1.96          4.60        2.24       (0.85)      1.34      (0.24)
   ---------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --         (0.39)      (0.61)      (0.23)     (0.12)     (0.18)
   ---------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                        --            --          --          --         --         --
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD             $        17.13       $ 15.17     $ 10.96     $  9.33     $10.41     $ 9.19
   =====================================================================================================================
   TOTAL RETURN                                        12.92%#       42.06%      24.11%      (8.08)%    14.55%     (2.61)%
   =====================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)      $        1,068       $   915     $   953     $ 1,687     $1,449     $1,786
   Ratio of Expenses to Average Net
     Assets (2)                                         1.25%*        1.25%       1.25%       1.26%      1.28%      1.47%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                          N/A          1.25%        N/A        1.25%      1.25%      1.25%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets (2)                             4.26%*        1.98%       3.12%       1.53%      1.50%      2.35%
   Portfolio Turnover Rate                                29%#          47%         79%         46%        74%        35%
   ---------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                 1.80%*        1.74%       1.81%       1.78%      2.15%      1.96%
         Net Investment Income (Loss) to
           Average Net Assets                           3.71%*        1.49%       2.56%       0.96%      0.61%      1.91%
   ---------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   #    Not annualized
   *    Annualized

74  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   GLOBAL FRANCHISE PORTFOLIO

                                                                            CLASS A
                                              --------------------------------------------------------------------
                                              SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,             PERIOD FROM
                                               JUNE 30, 2004       -----------------------      NOVEMBER 28, 2001^
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)           2003            2002    TO DECEMBER 31, 2001
   ---------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD              $ 14.29       $ 11.29         $ 10.48         $ 10.00
   ===============================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.18+         0.23+           0.17+           0.01
     Net Realized and Unrealized Gain (Loss)
       on Investments                                   0.61          2.91            0.68            0.47
   ---------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                 0.79          3.14            0.85            0.48
   ---------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --         (0.03)             --              --
     Net Realized Gain                                    --         (0.11)          (0.04)             --
   ---------------------------------------------------------------------------------------------------------------
       Total Distributions                                --         (0.14)          (0.04)             --
   ---------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                      0.03          0.00~             --              --
   ---------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                    $ 15.11       $ 14.29         $ 11.29         $ 10.48
   ===============================================================================================================
   TOTAL RETURN                                         5.74%#       27.92%           8.10%           4.80%#
   ===============================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)             $62,671       $79,756         $48,644         $10,595
   Ratio of Expenses to Average
     Net Assets (1)                                     1.00%*        1.00%           1.00%           1.00%*
   Ratio of Net Investment Income (Loss) to
     Average Net Assets (1)                             2.48%*        1.91%           1.41%           1.30%*
   Portfolio Turnover Rate                                12%#          32%             62%            N/A
   ---------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
       Expenses to Average Net Assets                   1.17%*        1.23%           1.28%          16.47%*
       Net Investment Income (Loss) to
         Average Net Assets                             2.31%*        1.68%           1.13%         (14.17)%*
   ---------------------------------------------------------------------------------------------------------------

                                                                            CLASS B
                                              --------------------------------------------------------------------
                                              SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,             PERIOD FROM
                                               JUNE 30, 2004       -----------------------      NOVEMBER 28, 2001^
   SELECTED PER SHARE DATA AND RATIOS           (UNAUDITED)           2003            2002    TO DECEMBER 31, 2001
   ---------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD              $ 14.22       $ 11.24         $ 10.46         $ 10.00
   ===============================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                       0.17+         0.22+           0.11+          (0.09)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                   0.61          2.88            0.71            0.55
   ---------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                 0.78          3.10            0.82            0.46
   ---------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                --         (0.01)             --              --
     Net Realized Gain                                    --         (0.11)          (0.04)             --
   ---------------------------------------------------------------------------------------------------------------
       Total Distributions                                --         (0.12)          (0.04)             --
   ---------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                      0.02            --              --              --
   ---------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                    $ 15.02       $ 14.22         $ 11.24         $ 10.46
   ===============================================================================================================
   TOTAL RETURN                                         5.63%#       27.62%           7.82%           4.60%#
   ===============================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)             $ 3,518       $ 2,682         $ 1,427         $   415
   Ratio of Expenses to Average
     Net Assets (2)                                     1.25%*        1.25%           1.25%           1.25%*
   Ratio of Net Investment Income (Loss)
     to Average Net Assets (2)                          2.23%*        1.66%           1.16%         (13.29)%*
   Portfolio Turnover Rate                                12%#          32%             62%            N/A
------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                 1.42%*        1.48%           1.53%          16.72%*
         Net Investment Income (Loss) to
           Average Net Assets                           2.06%*        1.43%           0.88%         (21.62)%*
------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   ^    Commencement of Operations
   #    Not annualized
   *    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  75

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   GLOBAL VALUE EQUITY PORTFOLIO

                                                                                             CLASS A
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004       -------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                     (UNAUDITED)          2003       2002       2001       2000        1999
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                       $ 15.84       $ 12.46    $ 15.45    $ 17.05    $ 18.32    $  20.74
   --------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                0.14+         0.19+      0.15+      0.13       0.26        0.44
     Net Realized and Unrealized Gain (Loss) on
       Investments                                               0.60          3.42      (2.82)     (1.56)      1.75        0.32
   --------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                          0.74          3.61      (2.67)     (1.43)      2.01        0.76
   --------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                         --         (0.16)     (0.20)     (0.17)     (0.62)      (0.44)
     Net Realized Gain                                             --         (0.08)     (0.12)        --      (2.66)      (2.74)
       Total Distributions                                         --         (0.24)     (0.32)     (0.17)     (3.28)      (3.18)
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                               0.00~         0.01         --         --         --          --
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                             $ 16.58       $ 15.84    $ 12.46    $ 15.45    $ 17.05    $  18.32
   ================================================================================================================================
   TOTAL RETURN                                                  4.67%#       29.21%    (17.34)%    (8.36)%    11.75%       4.01%
   ================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                      $59,378       $55,545    $34,297    $34,079    $40,418    $115,646
   Ratio of Expenses to Average Net Assets (1)                   1.00%*        1.00%      1.00%      1.01%      1.01%       1.01%
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense                                             N/A          1.00%       N/A       1.00%      1.00%       1.00%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (1)                                              1.74%*        1.44%      1.08%      0.79%      1.16%       1.26%
   Portfolio Turnover Rate                                         14%#          53%        42%        51%        48%         41%
   --------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                          1.13%*        1.20%      1.12%      1.16%      1.17%       1.06%
         Net Investment Income (Loss) to Average
           Net Assets                                            1.61%*        1.24%      0.96%      0.64%      1.00%       1.20%
   --------------------------------------------------------------------------------------------------------------------------------

                                                                                             CLASS B
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004       -------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                     (UNAUDITED)          2003       2002       2001       2000        1999
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                       $ 15.70       $ 12.35    $ 15.33    $ 16.92    $ 18.20     $ 20.63
   --------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                0.12+         0.16+      0.12+      0.13       0.27        0.21
     Net Realized and Unrealized Gain (Loss) on
       Investments                                               0.59          3.40      (2.82)     (1.58)      1.68        0.50
   --------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                          0.71          3.56      (2.70)     (1.45)      1.95        0.71
   --------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                         --         (0.13)     (0.16)     (0.14)     (0.57)      (0.40)
     Net Realized Gain                                             --         (0.08)     (0.12)        --      (2.66)      (2.74)
   --------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                         --         (0.21)     (0.28)     (0.14)     (3.23)      (3.14)
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                               0.00~           --         --         --         --          --
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                             $ 16.41       $ 15.70    $ 12.35    $ 15.33    $ 16.92     $ 18.20
   ================================================================================================================================
   TOTAL RETURN                                                  4.52%#       28.95%    (17.63)%    (8.58)%    11.52%       3.75%
   ================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                      $29,808       $32,761    $26,866    $30,089    $30,196     $28,089
   Ratio of Expenses to Average Net Assets (2)                   1.25%*        1.25%      1.25%      1.26%      1.26%       1.26%
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense                                             N/A          1.25%       N/A       1.25%      1.25%       1.25%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (2)                                              1.49%*        1.19%      0.83%      0.78%      1.14%       0.89%
   Portfolio Turnover Rate                                         14%#          53%        42%        51%        48%         41%
   --------------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                          1.38%*        1.45%      1.37%      1.41%      1.42%       1.31%
         Net Investment Income (Loss) to Average
           Net Assets                                            1.36%*        0.99%      0.71%      0.64%      0.97%       0.83%
   --------------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized

76  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   FINANCIAL HIGHLIGHTS

   INTERNATIONAL EQUITY PORTFOLIO

                                                                                          CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2004       --------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                            (UNAUDITED)             2003            2002           2001
   ----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                           $    19.06       $    14.60      $    15.59     $    17.88
   ----------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                       0.24+            0.24+           0.19+          0.25
     Net Realized and Unrealized Gain (Loss) on
       Investments                                                      0.86             4.54           (0.82)         (2.00)
   ----------------------------------------------------------------------------------------------------------------------------
         Total from Investment Operations                               1.10             4.78           (0.63)         (1.75)
   ----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                --            (0.32)          (0.33)         (0.34)
     Net Realized Gain                                                    --               --           (0.03)         (0.20)
   ----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                --            (0.32)          (0.36)         (0.54)
   ----------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                                      0.00~            0.00~             --             --
   ----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                 $    20.16       $    19.06      $    14.60     $    15.59
   ============================================================================================================================
   TOTAL RETURN                                                         5.77%#          32.82%          (4.02)%        (9.74)%
   ============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                          $6,265,823       $5,657,941      $3,953,655     $4,004,817
   Ratio of Expenses to Average Net Assets (1)                          1.00%*           1.00%           1.00%          1.00%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (1)                                                     2.42%*           1.48%           1.24%          1.35%
   Portfolio Turnover Rate                                                21%#             45%             51%            63%
   ----------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                                  N/A             1.02%           1.00%          1.01%
         Net Investment Income (Loss) to Average
           Net Assets                                                    N/A             1.46%           1.24%          1.34%
   ----------------------------------------------------------------------------------------------------------------------------

                                                                        CLASS A
                                                              ----------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------
   SELECTED PER SHARE DATA AND RATIOS                               2000           1999
   ---------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                       $    19.62     $    18.25
   ---------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                   0.25           0.24
     Net Realized and Unrealized Gain (Loss) on
       Investments                                                  1.44           2.80
   ---------------------------------------------------------------------------------------
         Total from Investment Operations                           1.69           3.04
   ---------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                         (0.04)         (0.18)
     Net Realized Gain                                             (3.39)         (1.49)
   ---------------------------------------------------------------------------------------
       Total Distributions                                         (3.43)         (1.67)
   ---------------------------------------------------------------------------------------
   REDEMPTION FEES                                                    --             --
   ---------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                             $    17.88     $    19.62
   =======================================================================================
   TOTAL RETURN                                                     9.29%         16.91%
   =======================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                      $4,810,852     $4,630,035
   Ratio of Expenses to Average Net Assets (1)                      1.00%          1.00%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (1)                                                 1.45%          1.28%
   Portfolio Turnover Rate                                            53%            37%
   ---------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                             1.00%          1.01%
         Net Investment Income (Loss) to Average
           Net Assets                                               1.45%          1.27%
   ---------------------------------------------------------------------------------------

                                                                                            CLASS B
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2004       --------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                            (UNAUDITED)             2003            2002           2001
   ----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                             $  18.96        $   14.53        $  15.53       $  17.81
   ----------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                       0.21+            0.18+           0.12+          0.07
     Net Realized and Unrealized Gain                                   0.85             4.54           (0.78)         (1.83)
       (Loss) on Investments
   ----------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                                 1.06             4.72           (0.66)         (1.76)
   ----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                                --            (0.29)          (0.31)         (0.32)
     Net Realized Gain                                                    --               --           (0.03)         (0.20)
   ----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                                --            (0.29)          (0.34)         (0.52)
   ----------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                                      0.00~            0.00~             --             --
   ----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                   $  20.02        $   18.96        $  14.53       $  15.53
   ----------------------------------------------------------------------------------------------------------------------------
   TOTAL RETURN                                                         5.65%#          32.46%          (4.25)%        (9.83)%
   ----------------------------------------------------------------------------------------------------------------------------
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                            $863,438        $733,298         $439,422       $165,439
   Ratio of Expenses to Average Net Assets (2)                          1.25%*           1.25%           1.25%          1.25%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (2)                                                     2.17%*           1.23%           0.99%          0.73%
   Portfolio Turnover Rate                                              21%#               45%             51%            63%
   ----------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                                  N/A             1.27%           1.25%          1.26%
         Net Investment Income (Loss) to Average Net Assets              N/A             1.21%           0.99%          0.72%
   ----------------------------------------------------------------------------------------------------------------------------

                                                                         CLASS B
                                                              -----------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
   SELECTED PER SHARE DATA AND RATIOS                               2000           1999
   ----------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                          $ 19.58        $ 18.22
   ----------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                   0.23           0.19
     Net Realized and Unrealized Gain                               1.39           2.81
       (Loss) on Investments
   ----------------------------------------------------------------------------------------
       Total from Investment Operations                             1.62           3.00
   ----------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                            --          (0.15)
     Net Realized Gain                                             (3.39)         (1.49)
   ----------------------------------------------------------------------------------------
       Total Distributions                                         (3.39)         (1.64)
   ----------------------------------------------------------------------------------------
   REDEMPTION FEES                                                    --             --
   ----------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                $ 17.81        $ 19.58
   ========================================================================================
   TOTAL RETURN                                                     8.94%         16.68%
   ========================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                         $59,945        $41,374
   Ratio of Expenses to Average Net Assets (2)                      1.25%          1.25%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (2)                                                 1.44%          0.93%
   Portfolio Turnover Rate                                            53%            37%
   ----------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                             1.25%          1.26%
         Net Investment Income (Loss) to Average Net Assets         1.44%          0.92%
   ----------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  77

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   INTERNATIONAL MAGNUM PORTFOLIO

                                                                                           CLASS A
                                                        ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004       ------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                       (UNAUDITED)       2003      2002        2001        2000        1999
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.20     $  8.04   $  9.34    $  11.56    $  13.62    $  11.57
   --------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                 0.11+       0.11+     0.07+       0.11        0.11        0.19
     Net Realized and Unrealized Gain (Loss)
       on Investments                                             0.38        2.22     (1.31)      (2.27)      (1.52)       2.64
   --------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                           0.49        2.33     (1.24)      (2.16)      (1.41)       2.83
   --------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                          --       (0.17)    (0.06)      (0.06)      (0.16)      (0.15)
     Net Realized Gain                                              --          --        --          --       (0.49)      (0.63)
   --------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                          --       (0.17)    (0.06)      (0.06)      (0.65)      (0.78)
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                                  --          --        --          --          --          --
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                              $ 10.69     $ 10.20   $  8.04    $   9.34    $  11.56    $  13.62
   --------------------------------------------------------------------------------------------------------------------------------
   TOTAL RETURN                                                   4.80%#     29.07%   (13.36)%    (18.71)%    (10.50)%     24.87%
   --------------------------------------------------------------------------------------------------------------------------------
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                       $81,618     $91,087   $68,275    $120,753    $183,566    $188,586
   Ratio of Expenses to Average Net Assets (1)                    1.00%*      1.00%     1.01%       1.01%       1.01%       1.01%
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense                                             1.00%*      1.00%     1.00%       1.00%       1.00%       1.00%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (1)                                               2.07%*      1.25%     0.81%       1.00%       0.84%       0.89%
   Portfolio Turnover Rate                                          24%#        53%       59%         44%         56%         59%
   --------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                           1.31%*      1.29%     1.30%       1.14%       1.10%       1.11%
         Net Investment Income (Loss) to Average
           Net Assets                                             1.76%*      0.96%     0.52%       0.87%       0.75%       0.80%
   --------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS B
                                                       -------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004     ------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                     (UNAUDITED)       2003       2002       2001       2000        1999
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                        $10.18     $ 8.04    $  9.32    $ 11.52    $ 13.58    $ 11.54
   -----------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                                0.10+      0.10+      0.06+      0.01       0.08       0.11
     Net Realized and Unrealized Gain
       (Loss) on Investments                                     0.35       2.18      (1.31)     (2.18)     (1.54)      2.68
   -----------------------------------------------------------------------------------------------------------------------------
         Total from Investment Operations                        0.45       2.28      (1.25)     (2.17)     (1.46)      2.79
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                         --      (0.14)     (0.03)     (0.03)     (0.12)     (0.12)
     Net Realized Gain                                             --         --         --         --      (0.48)     (0.63)
   -----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                         --      (0.14)     (0.03)     (0.03)     (0.60)     (0.75)
   -----------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                               0.03       0.00~        --         --         --         --
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                              $10.66     $10.18    $  8.04    $  9.32    $ 11.52    $ 13.58
   =============================================================================================================================
   TOTAL RETURN                                                  4.72%#    28.49%    (13.49)%   (18.87)%   (10.81)%    24.58%
   =============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                       $1,983     $2,232    $ 6,644    $10,542    $23,474    $30,770
   Ratio of Expenses to Average Net Assets (2)                   1.25%*     1.25%      1.26%      1.26%      1.26%      1.25%
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense                                            1.25%*     1.25%      1.25%      1.25%      1.25%      1.25%
   Ratio of Net Investment Income (Loss) to Average              1.82%*     1.00%      0.56%      0.75%      0.58%      0.87%
     Net Assets (2)
   Portfolio Turnover Rate                                         24%#       53%        59%        44%        56%        59%
   -----------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
          Expenses to Average Net Assets                         1.56%*     1.54%      1.55%      1.39%      1.35%      1.35%
          Net Investment Income (Loss) to Average
            Net Assets                                           1.51%*     0.71%      0.27%      0.62%      0.49%      0.54%
   -----------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized

78  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   FINANCIAL HIGHLIGHTS

   INTERNATIONAL SMALL CAP PORTFOLIO

                                                                                          CLASS A
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004    ------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                    (UNAUDITED)        2003        2002        2001        2000         1999
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                   $    20.52    $  14.21    $  14.82    $  16.30    $  19.67    $   15.25
   ---------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                               0.18+       0.24+       0.15+       0.21        0.24         0.22
     Net Realized and Unrealized Gain (Loss)
       on Investments ^^                                        3.15        6.61       (0.59)      (1.18)      (0.86)        5.66
   ---------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                         3.33        6.85       (0.44)      (0.97)      (0.62)        5.88
   ---------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                        --       (0.23)      (0.13)      (0.27)      (0.17)       (0.29)
     Net Realized Gain                                            --       (0.31)      (0.04)      (0.24)      (2.61)       (1.20)
   ---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                        --       (0.54)      (0.17)      (0.51)      (2.78)       (1.49)
   ---------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                              0.00~       0.00~         --          --          --           --
   ---------------------------------------------------------------------------------------------------------------------------------
   TRANSACTION FEES                                               --          --          --        0.00~       0.03         0.03
   ---------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                         $    23.85    $  20.52    $  14.21    $  14.82    $  16.30    $   19.67
   =================================================================================================================================
   TOTAL RETURN                                                16.23%#     48.32%      (2.99)%     (5.88)%     (2.92)%      39.34%
   =================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                  $1,129,082    $899,996    $440,124    $376,981    $374,924    $ 357,708
   Ratio of Expenses to Average Net Assets (1)                  1.15%*      1.15%       1.15%       1.15%       1.16%        1.15%
   Ratio of Expenses to Average Net Assets
     Excluding Interest                                         1.15%*      1.15%        N/A         N/A        1.15%         N/A
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (1)                                             1.61%*      1.40%       1.00%       1.38%       1.32%        1.30%
   Portfolio Turnover Rate                                        25%#        38%         34%         39%         54%          48%
   ---------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                         1.18%*      1.20%       1.19%       1.19%       1.22%        1.20%
         Net Investment Income (Loss) to Average
           Net Assets                                           1.58%*      1.35%       0.96%       1.34%       1.38%        1.25%
   ---------------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ^^ Includes a 1% transaction fee on subscriptions and redemptions of capital shares through 1999 and 0.50% for the years ended 2000 and 2001.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  79

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   EQUITY GROWTH PORTFOLIO

                                                                                          CLASS A
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004     ---------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                    (UNAUDITED)         2003       2002       2001        2000        1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                     $  15.74     $  12.49   $  17.29   $  20.51    $  25.04    $  19.04
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                               0.01+        0.05+      0.03+      0.01       (0.01)      (0.02)
     Net Realized and Unrealized Gain
       (Loss) on Investments                                    0.39         3.25      (4.80)     (3.08)      (2.76)       7.49
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                         0.40         3.30      (4.77)     (3.07)      (2.77)       7.47
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                        --        (0.05)     (0.03)        --          --       (0.00)~
     Net Realized Gain                                            --           --         --      (0.15)      (1.76)      (1.47)
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                        --        (0.05)     (0.03)     (0.15)      (1.76)      (1.47)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                           $  16.14     $  15.74   $  12.49   $  17.29    $  20.51    $  25.04
   ===============================================================================================================================
   TOTAL RETURN                                                 2.54%#      26.41%@   (27.64)%   (14.97)%    (11.78)%     39.89%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                    $642,027     $589,698   $432,207   $603,652    $886,824    $977,005
   Ratio of Expenses to Average Net Assets (1)                  0.80%*       0.80%      0.80%      0.80%       0.80%       0.80%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (1)                                             0.16%*       0.34%      0.21%      0.05%       0.79%      (0.10)%
   Portfolio Turnover Rate                                        74%#        131%       143%        94%         71%         91%
   -------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                          N/A         0.82%      0.81%      0.81%       0.80%       0.80%
         Net Investment Income (Loss) to Average
           Net Assets                                            N/A         0.32%      0.21%      0.06%      (0.06)%     (0.10)%
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS B
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004     ----------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                    (UNAUDITED)         2003        2002         2001       2000       1999
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                     $  15.55     $  12.34    $  17.08     $  20.32   $  24.90   $  18.97
   --------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                              (0.01)+       0.01+      (0.00)+~     (0.04)     (0.04)     (0.04)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                           0.38         3.21       (4.74)       (3.05)     (2.78)      7.44
   --------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                         0.37         3.22       (4.74)       (3.09)     (2.82)      7.40
   --------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                        --        (0.01)         --           --         --      (0.00)~
     Net Realized Gain                                            --           --          --        (0.15)     (1.76)     (1.47)
   --------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                        --        (0.01)         --        (0.15)     (1.76)     (1.47)
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                           $  15.92     $  15.55    $  12.34     $  17.08   $  20.32   $  24.90
   ================================================================================================================================
   TOTAL RETURN                                                 2.38%#      26.13%@    (27.75)%     (15.26)%   (12.01)%    39.61%
   ================================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                    $217,741     $199,591    $156,501     $223,646   $350,556   $246,889
   Ratio of Expenses to Average Net Assets (2)                  1.05%*       1.05%       1.05%        1.05%      1.05%      1.05%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (2)                                            (0.09)%*      0.09%      (0.04)%      (0.22)%    (1.04)%    (0.34)%
   Portfolio Turnover Rate                                        74%#        131%        143%          94%        71%        91%
   --------------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                          N/A         1.07%       1.06%        1.06%      1.05%      1.05%
         Net Investment Income (Loss) to Average
           Net Assets                                            N/A         0.07%      (0.04)%      (0.22)%    (0.30)%    (0.34)%
   --------------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized
   @ Performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.07% and 24.79%, respectively.

80  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   FINANCIAL HIGHLIGHTS

   FOCUS EQUITY PORTFOLIO

                                                                                             CLASS A
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004    ------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                       (UNAUDITED)        2003      2002       2001       2000       1999
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                       $ 11.79       $  9.02   $ 12.67    $ 15.31   $  19.70   $  17.50
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                               (0.00)+~       0.02+     0.00+~    (0.03)     (0.05)     (0.06)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                            0.21          2.77     (3.65)     (2.28)     (2.05)      7.89
   ------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                          0.21          2.79     (3.65)     (2.31)     (2.10)      7.83
   ------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                         --         (0.02)       --         --         --         --
     Net Realized Gain                                             --            --        --      (0.33)     (2.29)     (5.63)
   ------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                         --         (0.02)       --      (0.33)     (2.29)     (5.63)
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                             $ 12.00       $ 11.79   $  9.02    $ 12.67   $  15.31   $  19.70
   ==============================================================================================================================
   TOTAL RETURN                                                  1.78%#       30.99%@  (28.81)%   (15.22)%   (11.66)%    46.44%
   ==============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                      $56,056       $61,420   $51,347    $85,204   $126,531   $136,128
   Ratio of Expenses to Average Net Assets (1)                   1.00%*        1.00%     1.00%      1.01%      1.00%      1.01%
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense                                            1.00%*        1.00%      N/A       1.00%      1.00%      1.00%
   Ratio of Net Investment Income (Loss) to Average             (0.02)%*       0.22%     0.02%     (0.21)%    (0.27)%    (0.33)%
     Net Assets (1)
   Portfolio Turnover Rate                                         66%#         160%      173%        95%        93%       155%
   ------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                          1.12%*        1.14%     1.09%      1.08%      1.04%      1.07%
         Net Investment Income (Loss) to Average
           Net Assets                                           (0.14)%*       0.08%    (0.07)%    (0.28)%    (0.29)%    (0.39)%
   ------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS B
                                                      -----------------------------------------------------------------------
                                                      SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004     ----------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                   (UNAUDITED)        2003       2002      2001       2000       1999
   --------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                      $11.57      $ 8.85     $12.45   $ 15.09    $ 19.50    $ 17.40
   --------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                             (0.01)+     (0.00)+~   (0.03)+   (0.07)     (0.08)     (0.08)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                          0.20        2.72      (3.57)    (2.24)     (2.04)      7.81
   --------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                        0.19        2.72      (3.60)    (2.31)     (2.12)      7.73
   --------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                           --          --         --     (0.33)     (2.29)     (5.63)
   --------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                            $11.76      $11.57     $ 8.85   $ 12.45    $ 15.09    $ 19.50
   ==========================================================================================================================
   TOTAL RETURN                                                1.73%#     30.62%@   (28.92)%  (15.45)%   (11.89)%    46.13%
   ==========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                     $8,791      $8,156     $6,414   $13,143    $18,876    $22,168
   Ratio of Expenses to Average Net Assets (2)                 1.25%*      1.25%      1.25%     1.26%      1.25%      1.26%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                                1.25%*      1.25%       N/A      1.25%      1.25%      1.25%
   Ratio of Net Investment Income (Loss) to Average           (0.27)%*    (0.03)%    (0.23)%   (0.45)%    (0.52)%    (0.58)%
     Net Assets (2)
   Portfolio Turnover Rate                                       66%#       160%       173%       95%        93%       155%
   --------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                        1.37%*      1.39%      1.34%     1.33%      1.29%      1.32%
         Net Investment Income (Loss) to Average
           Net Assets                                         (0.39)%*    (0.17)%    (0.32)%   (0.53)%    (0.54)%    (0.64)%
   --------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than $0.005 per share.
   #    Not annualized
   *    Annualized
   @ Performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.35% and 24.98%, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. 81

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   SMALL COMPANY GROWTH PORTFOLIO

                                                                                           CLASS A
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004      --------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                    (UNAUDITED)          2003       2002       2001        2000       1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.81       $   7.50    $  9.65    $ 10.99     $ 13.32    $  8.07
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                             (0.04)+        (0.09)+    (0.07)+    (0.06)      (0.08)     (0.05)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                          0.94           3.40      (2.08)     (1.28)      (0.69)      7.40
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                        0.90           3.31      (2.15)     (1.34)      (0.77)      7.35
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                           --             --         --      (0.00)~     (1.56)     (2.10)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                          $  11.71       $  10.81    $  7.50    $  9.65     $ 10.99    $ 13.32
   ===============================================================================================================================
   TOTAL RETURN                                                8.33%#        44.13%    (22.28)%   (12.18)%     (6.64)%    96.45%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                   $393,849       $299,198    $74,554    $82,300     $89,367    $77,193
   Ratio of Expenses to Average Net Assets (1)                 1.10%*         1.10%      1.10%      1.10%       1.25%      1.25%
   Ratio of Net Investment Income (Loss) to Average           (0.65)%*       (0.93)%    (0.82)%    (0.69)%     (0.68)%    (0.59)%
     Net Assets (1)
   Portfolio Turnover Rate                                       79%#          160%       133%       144%        129%       204%
   -------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                        1.21%*         1.26%      1.22%      1.25%       1.30%      1.43%
         Net Investment Income (Loss) to Average
           Net Assets                                         (0.76)%*       (1.09)%    (0.94)%    (0.83)%     (0.73)%    (0.78)%
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                            CLASS B
                                                      --------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004     ------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                    (UNAUDITED)          2003       2002       2001       2000      1999
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.43      $   7.26   $   9.36   $  10.68    $ 13.01   $  7.93
   -----------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                              (0.05)+       (0.10)+    (0.09)+    (0.06)     (0.10)    (0.08)
     Net Realized and Unrealized Gain (Loss)
       on Investments                                           0.91          3.27      (2.01)     (1.26)     (0.67)     7.26
   -----------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                         0.86          3.17      (2.10)     (1.32)     (0.77)     7.18
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                            --            --         --      (0.00)~    (1.56)    (2.10)
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                           $  11.29      $  10.43   $   7.26   $   9.36    $ 10.68   $ 13.01
   =============================================================================================================================
   TOTAL RETURN                                                 8.14%#       43.80%    (22.44)%   (12.35)%    (6.81)%   95.97%
   =============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                    $588,230      $484,136   $215,899   $184,099    $91,069   $14,775
   Ratio of Expenses to Average Net Assets (2)                  1.35%*        1.35%      1.35%      1.35%      1.50%     1.50%
   Ratio of Net Investment Income (Loss) to Average            (0.90)%*      (1.18)%    (1.07)%    (0.97)%    (0.97)%   (0.87)%
     Net Assets (2)
   Portfolio Turnover Rate                                        79%#         160%       133%       144%       129%      204%
   -----------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                         1.46%*        1.51%      1.47%      1.50%      1.55%     1.66%
         Net Investment Income (Loss) to Average
           Net Assets                                          (1.01)%*      (1.34)%    (1.19)%    (1.12)%    (1.02)%    1.03%
   -----------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   ~    Amount is less than 0.005 per share.
   #    Not annualized
   *    Annualized

82  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   FINANCIAL HIGHLIGHTS

   TECHNOLOGY PORTFOLIO

                                                                                           CLASS A
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004      -------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                     (UNAUDITED)         2003       2002       2001        2000       1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                     $  9.83        $  6.69    $ 12.76    $ 25.82    $  38.91    $ 17.98
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                             (0.05)+        (0.09)+    (0.10)+    (0.18)      (0.34)     (0.28)+
     Net Realized and Unrealized Gain (Loss)
       on Investments                                         (0.32)          3.23      (5.97)    (12.00)      (7.69)     28.07
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                       (0.37)          3.14      (6.07)    (12.18)      (8.03)     27.79
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                           --             --         --      (0.88)      (5.06)     (6.86)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                           $  9.46        $  9.83    $  6.69    $ 12.76    $  25.82    $ 38.91
   ===============================================================================================================================
   TOTAL RETURN                                               (3.76)%#       46.94%@   (47.57)%   (47.89)%    (22.67)%   160.62%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                    $17,558        $24,934    $20,331    $42,195    $101,588    $82,190
   Ratio of Expenses to Average Net Assets (1)                 1.26%*         1.26%      1.26%      1.26%       1.26%      1.26%
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense                                          1.25%*         1.25%      1.25%      1.25%       1.25%      1.25%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets (1)                                           (1.12)%*       (1.07)%    (1.11)%    (1.09)%     (1.05)%    (1.06)%
   Portfolio Turnover Rate                                       46%#          156%       122%       107%        150%       250%
   -------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                        1.49%*         1.51%      1.46%      1.34%       1.29%      1.28%
         Net Investment Income (Loss) to Average
           Net Assets                                         (1.35)%*       (1.32)%    (1.32)%    (1.17)%     (1.08)%    (1.09)%
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                       ---------------------------------------------------------------------
                                                       SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 2004     -------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                     (UNAUDITED)        2003      2002      2001      2000      1999
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                       $ 9.69       $ 6.61    $12.61    $25.58    $38.69    $17.92
   -------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                              (0.06)+      (0.11)+   (0.12)+   (0.21)    (0.41)    (0.35)+
     Net Realized and Unrealized Gain (Loss)
       on Investments                                          (0.32)        3.19     (5.88)   (11.88)    (7.64)    27.98
   -------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                        (0.38)        3.08     (6.00)   (12.09)    (8.05)    27.63
   -------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Realized Gain                                            --           --        --     (0.88)    (5.06)    (6.86)
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                             $ 9.31       $ 9.69    $ 6.61    $12.61    $25.58    $38.69
   =========================================================================================================================
   TOTAL RETURN                                                (3.82)%#    46.44%@   (47.62)%  (47.99)%  (22.86)%  160.26%
   =========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                      $4,361       $4,437    $1,872    $3,137    $6,251    $4,192
   Ratio of Expenses to Average Net Assets (2)                  1.51%*       1.51%     1.51%     1.51%     1.51%     1.51%
   Ratio of Expenses to Average Net Assets Excluding
     Interest Expense                                           1.50%*       1.50%     1.50%     1.50%     1.50%     1.50%
   Ratio of Net Investment Income (Loss) to Average            (1.37)%*     (1.32)%   (1.36)%   (1.34)%   (1.30)%   (1.31)%
     Net Assets (2)
   Portfolio Turnover Rate                                        46%#        156%      122%      107%      150%      250%
   -------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                         1.74%*       1.76%     1.71%     1.59%     1.54%     1.53%
         Net Investment Income (Loss) to Average
           Net Assets                                          (1.60)%*     (1.57)%   (1.57)%   (1.42)%   (1.34)%   (1.32)%
   -------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   #    Not annualized
   *    Annualized
   @ Performance was positively impacted by approximately 0.68%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 46.26% and 45.76%, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  83

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   U.S. REAL ESTATE PORTFOLIO

                                                                                          CLASS A
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2004     -----------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                  (UNAUDITED)         2003        2002        2001        2000        1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                   $  17.92     $  13.55    $  14.63    $  14.50    $  11.84    $  12.71
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                             0.18+        0.48+       0.52+       0.60        0.51        0.81
     Net Realized and Unrealized Gain (Loss)
       on Investments                                         1.08         4.55       (0.48)       0.71        2.94       (0.98)
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                       1.26         5.03        0.04        1.31        3.45       (0.17)
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                   (0.14)       (0.48)      (0.52)      (0.57)      (0.56)      (0.66)
     Net Realized Gain                                          --        (0.18)      (0.60)      (0.61)      (0.23)      (0.04)
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                   (0.14)       (0.66)      (1.12)      (1.18)      (0.79)      (0.70)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                         $  19.04     $  17.92    $  13.55    $  14.63    $  14.50    $  11.84
   ===============================================================================================================================
   TOTAL RETURN                                               6.97%#      37.61%       0.18%       9.27%      29.65%      (1.48)%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                  $894,264     $897,551    $655,274    $696,871    $584,263    $311,064
   Ratio of Expenses to Average Net Assets (1)                0.99%*       1.00%       0.99%       1.00%       1.00%       1.00%
   Ratio of Net Investment Income (Loss) to                   1.99%*       3.08%       3.49%       4.19%       4.13%       6.52%
     Average Net Assets (1)
   Portfolio Turnover Rate                                       7%#         17%         47%         33%         31%         47%
   -------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                        N/A         1.01%       0.99%       1.01%       1.01%       1.02%
         Net Investment Income (Loss) to Average
           Net Assets                                          N/A         3.07%       3.49%       4.18%       4.11%       6.51%
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                      -----------------------------------------------------------------------
                                                      SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004      ---------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                    (UNAUDITED)         2003      2002       2001      2000      1999
   --------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                      $ 17.80      $ 13.47   $ 14.55    $ 14.45   $ 11.80   $ 12.67
   --------------------------------------------------------------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                               0.16+        0.45+     0.45+      0.56      0.49      0.82
     Net Realized and Unrealized Gain (Loss)
       on Investments                                           1.07         4.50     (0.45)      0.68      2.92     (1.02)
   --------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                         1.23         4.95        --       1.24      3.41     (0.20)
   --------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                     (0.13)       (0.44)    (0.48)     (0.53)    (0.53)    (0.63)
     Net Realized Gain                                            --        (0.18)    (0.60)     (0.61)    (0.23)    (0.04)
   --------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                     (0.13)       (0.62)    (1.08)     (1.14)    (0.76)    (0.67)
   --------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                            $ 18.90      $ 17.80   $ 13.47    $ 14.55   $ 14.45   $ 11.80
   ==========================================================================================================================
   TOTAL RETURN                                                 6.85%#      37.23%    (0.07)%     8.78%    29.36%    (1.73)%
   ==========================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                     $87,066      $70,146   $31,584    $23,198   $20,235   $13,418
   Ratio of Expenses to Average Net Assets (2)                  1.24%*       1.25%     1.24%      1.25%     1.25%     1.25%
   Ratio of Net Investment Income (Loss) to Average             1.74%*       2.83%     3.24%      3.96%     3.83%     6.13%
     Net Assets (2)
   Portfolio Turnover Rate                                         7%#         17%       47%        33%       31%       47%
   --------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                          N/A         1.26%     1.24%      1.26%     1.26%     1.27%
         Net Investment Income (Loss) to Average
           Net Assets                                            N/A         2.82%     3.24%      3.95%     3.81%     6.12%
   --------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   #    Not annualized
   *    Annualized

84  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   FINANCIAL HIGHLIGHTS

   VALUE EQUITY PORTFOLIO

                                                                                       CLASS A
                                                   -------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004     ------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                 (UNAUDITED)         2003       2002         2001         2000        1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                  $   9.30     $   7.21    $  9.68     $  10.32      $  9.63     $ 10.78
   ===============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                            0.06+        0.13+      0.14+        0.15+        0.16        0.26
     Net Realized and Unrealized Gain (Loss)
       on Investments                                        0.27         2.09      (2.47)       (0.31)        1.54        0.97
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                      0.33         2.22      (2.33)       (0.16)        1.70        1.23
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                  (0.02)       (0.13)     (0.14)       (0.15)       (0.16)      (0.17)
     Net Realized Gain                                         --           --         --        (0.33)       (0.85)      (2.21)
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                  (0.02)       (0.13)     (0.14)       (0.48)       (1.01)      (2.38)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                        $   9.61     $   9.30    $  7.21     $   9.68      $ 10.32     $  9.63
   ===============================================================================================================================
   TOTAL RETURN                                              3.55%#      31.05%    (24.22)%      (1.55)%      18.08%      11.63%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                 $114,903     $108,997    $76,452     $101,691      $70,454     $46,768
   Ratio of Expenses to Average Net Assets (1)               0.70%*       0.70%      0.70%        0.70%        0.70%       0.73%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                               N/A         0.70%       N/A          N/A          N/A        0.70%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets (1)                                  1.25%*       1.62%      1.69%        1.56%        1.64%       1.25%
   Portfolio Turnover Rate                                     33%#        130%        45%          50%          62%         80%
   -------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                      0.76%*       0.77%      0.76%        0.79%        0.81%       0.86%
         Net Investment Income (Loss) to
           Average Net Assets                                1.19%*       1.55%      1.63%        1.47%        1.54%       1.12%
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                         CLASS B
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004     ----------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                   (UNAUDITED)         2003       2002         2001         2000        1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                    $   9.31     $   7.21    $  9.67     $  10.32      $  9.60     $ 10.76
   ===============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income (Loss)                              0.05+        0.11+      0.12+        0.13+        0.12        0.20
     Net Realized and Unrealized Gain (Loss)
       on Investments                                          0.26         2.10      (2.46)       (0.32)        1.56        0.99
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                        0.31         2.21      (2.34)       (0.19)        1.68        1.19
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                    (0.02)       (0.11)     (0.12)       (0.13)       (0.11)      (0.13)
     Net Realized Gain                                           --           --         --        (0.33)       (0.85)     (2.22)
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                    (0.02)       (0.11)     (0.12)       (0.46)       (0.96)      (2.35)
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                          $   9.60     $   9.31    $  7.21     $   9.67      $ 10.32     $  9.60
   ===============================================================================================================================
   TOTAL RETURN                                                3.28%#      30.86%    (24.32)%      (1.89)%      17.92%      11.22%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                   $ 72,288     $ 72,180    $46,757     $ 24,597      $   891     $   921
   Ratio of Expenses to Average Net Assets (2)                 0.95%*       0.95%      0.95%        0.95%        0.95%       0.98%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                                 N/A         0.95%       N/A          N/A          N/A        0.95%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets (2)                                    1.00%*       1.37%      1.44%        1.25%        1.35%       1.01%
   Portfolio Turnover Rate                                       33%#        130%        45%          50%          62%         80%
   -------------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                        1.01%*       1.02%      1.01%        1.04%        1.11%       1.13%
         Net Investment Income (Loss) to
           Average Net Assets                                  0.94%*       1.30%      1.38%        1.17%        1.24%       0.87%
   -------------------------------------------------------------------------------------------------------------------------------

   +     Per share amount is based on average shares outstanding.
   #     Not annualized
   *     Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  85

2004 SEMI-ANNUAL REPORT

June 30, 2004

   FINANCIAL HIGHLIGHTS

   EMERGING MARKETS DEBT PORTFOLIO

                                                                                         CLASS A
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004     ----------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                   (UNAUDITED)         2003       2002         2001         2000        1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                   $   3.53       $  2.95    $  2.95      $  2.88      $  3.00     $  2.61
   ===============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                    0.12+         0.25+      0.27+        0.21         0.55        0.43+
     Net Realized and Unrealized Gain (Loss)
       on Investments                                        (0.23)         0.59       0.06         0.09        (0.17)       0.34
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                      (0.11)         0.84       0.33         0.30         0.38        0.77
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                      --         (0.26)     (0.33)       (0.23)       (0.50)      (0.37)
     Return of Capital                                          --            --         --           --           --       (0.01)
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                      --         (0.26)     (0.33)       (0.23)       (0.50)      (0.38)
   -------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                            0.00~           --         --           --           --          --
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                         $   3.42       $  3.53    $  2.95      $  2.95      $  2.88    $   3.00
   ===============================================================================================================================
   TOTAL RETURN                                              (3.12)%#      28.46%     11.29%       10.57%       12.81%      29.22%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                  $ 57,806       $54,647    $48,769      $52,561      $47,080     $52,654
   Ratio of Expenses to Average Net Assets(1)                 1.07%*^       1.16%      1.06%        1.13%        1.15%       1.40%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                               1.07%*        1.13%       N/A          N/A         1.10%       1.29%
   Ratio of Net Investment Income to Average
     Net Assets(1)                                            6.97%*        7.48%      8.79%        8.22%       13.33%      13.12%
   Portfolio Turnover Rate                                      97%#         216%       157%         316%         375%        249%
   -------------------------------------------------------------------------------------------------------------------------------
   (1) Ratios before expense limitation:
         Expenses to Average Net Assets                       1.09%*         N/A        N/A          N/A          N/A         N/A
         Net Investment Income (Loss) to
           Average Net Assets                                 6.95%*         N/A        N/A          N/A          N/A         N/A
   -------------------------------------------------------------------------------------------------------------------------------

                                                                                        CLASS B
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2004     -----------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS                  (UNAUDITED)         2003       2002         2001         2000        1999
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                  $   3.60      $   3.00    $  3.01     $   2.92      $  3.03     $  2.66
   ===============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                                   0.12+         0.25+      0.26+        0.30         0.20        0.28+
     Net Realized and Unrealized Gain                       (0.24)         0.60       0.05         0.02         0.17        0.46
       (Loss) on Investments
   -------------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                     (0.12)         0.85       0.31         0.32         0.37        0.74
   -------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                                     --         (0.25)     (0.32)       (0.23)       (0.48)      (0.05)
     Return of Capital                                         --            --         --           --           --       (0.32)
   -------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                     --         (0.25)     (0.32)       (0.23)       (0.48)      (0.37)
   -------------------------------------------------------------------------------------------------------------------------------
   REDEMPTION FEES                                             --            --         --           --           --          --
   -------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                        $   3.48      $   3.60    $  3.00     $   3.01      $  2.92     $  3.03
   ===============================================================================================================================
   TOTAL RETURN                                             (3.33)%#      28.34%     10.34%       10.50%       12.50%      28.01%
   ===============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)                 $    384      $    429    $   343     $    429      $   387     $   860
   Ratio of Expenses to Average Net Assets(2)                1.32%*^       1.41%      1.31%        1.38%        1.40%       1.65%
   Ratio of Expenses to Average Net Assets
     Excluding Interest Expense                              1.32%*        1.38%       N/A          N/A         1.35%       1.55%
   Ratio of Net Investment Income to Average
     Net Assets(2)                                           6.72%*        7.23%      8.54%        7.97%       13.28%      12.85%
   Portfolio Turnover Rate                                     97%#         216%       157%         316%         375%        249%
   -------------------------------------------------------------------------------------------------------------------------------
   (2) Ratios before expense limitation:
         Expenses to Average Net Assets                      1.34%*         N/A        N/A          N/A          N/A         N/A
         Net Investment Income (Loss) to
           Average Net Assets                                6.70%*         N/A        N/A          N/A          N/A         N/A
   -------------------------------------------------------------------------------------------------------------------------------

   +   Per share amount is based on average shares outstanding.
   ~   Amount is less than $0.005 per share.
   #   Not annualized
   *   Annualized
   ^ The maximum expense ratios for the Portfolio's Class A shares and Class B shares are 1.00% and 1.25%, respectively. Prior to May 1, 2004, the maximum expense ratios for the Portfolio's Class A shares and Class B shares were 1.75% and 2.00%, respectively.

86  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004

   FINANCIAL HIGHLIGHTS

   MONEY MARKET PORTFOLIO

                                                                                    CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004     ---------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS            (UNAUDITED)         2003         2002         2001         2000         1999
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000     $  1.000   $    1.000   $    1.000   $    1.000   $    1.000
   =============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                             0.003+       0.007+       0.013        0.038        0.060        0.047
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                            (0.003)      (0.007)      (0.013)      (0.038)      (0.060)      (0.047)
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                   $  1.000     $  1.000   $    1.000   $    1.000   $    1.000   $    1.000
   =============================================================================================================================
   TOTAL RETURN                                         0.28%#       0.64%        1.30%        3.82%        6.06%        4.80%
   =============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)            $626,323     $795,399   $1,369,935   $2,706,283   $3,026,412   $2,931,316
   Ratio of Expenses to Average Net Assets              0.49%*       0.51%        0.48%        0.48%        0.48%        0.50%
   Ratio of Net Investment Income to Average
     Net Assets                                         0.55%*       0.69%        1.32%        3.90%        6.07%        4.73%
   -----------------------------------------------------------------------------------------------------------------------------

   MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                    CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004     ---------------------------------------------------------------
   SELECTED PER SHARE DATA AND RATIOS            (UNAUDITED)         2003         2002         2001         2000         1999
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000     $  1.000   $    1.000   $    1.000   $    1.000   $    1.000
   =============================================================================================================================
   INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income                             0.002+       0.005+       0.009        0.022        0.035        0.027
   -----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
     Net Investment Income                            (0.002)      (0.005)      (0.009)      (0.022)      (0.035)      (0.027)
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                   $  1.000     $  1.000   $    1.000   $    1.000   $    1.000   $    1.000
   =============================================================================================================================
   TOTAL RETURN                                         0.22%#       0.50%        0.90%        2.23%        3.57%        2.77%
   =============================================================================================================================
   RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (Thousands)            $440,509     $511,551   $  910,426   $1,346,818   $1,476,436   $1,405,646
   Ratio of Expenses to Average Net Assets              0.50%*       0.50%        0.48%        0.49%        0.48%        0.50%
   Ratio of Net Investment Income to Average
     Net Assets                                         0.49%*       0.54%        0.90%        2.25%        3.50%        2.76%
   -----------------------------------------------------------------------------------------------------------------------------

   +    Per share amount is based on average shares outstanding.
   #    Not annualized
   *    Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  87

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS

   Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Fund is comprised of seventeen separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). Each Portfolio (with the exception of the International Small Cap, Money Market and Municipal Money Market Portfolios) offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

   For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. The investment objective of the international fixed income portfolio is primarily to seek a high total return consistent with preservation of capital. The investment objective of the money market portfolios is to seek current income and preserve capital.

   The International Equity and Technology Portfolios are authorized to issue 500 million shares per class but are currently closed to new accounts.

   On May 27, 2004, the Asian Real Estate, European Value Equity, Japanese Value Equity and Latin American Portfolios were liquidated.

   On September 26, 2003, the net assets of the Small Cap Growth Portfolio's (formerly a Portfolio of Morgan Stanley Institutional Fund Trust) Institutional and Adviser Class shares were merged into the Small Company Growth Portfolio's Class A and B shares, respectively, through a tax-free exchange. In exchange for the $100,203,000 in net assets received, including $13,556,000 in unrealized appreciation, 10,221,445 Class A and 212,563 Class B shares of the Small Company Growth Portfolio were issued. Prior to the combination, the net assets of the Small Company Growth Portfolio totaled $497,416,000. Immediately after the combination, the net assets of the Small Company Growth Portfolio totaled $597,619,000.

   A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value. Securities owned by the Money Market and Municipal Money Market Portfolios are stated at amortized cost, which approximates market value.

       All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

       Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in

88
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                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

       good faith under procedures established by the Board of Directors.

   2. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

   3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

       - investments, other assets and liabilities-at the prevailing rates of exchange on the valuation date;

       - investment transactions, investment income and expenses-at the prevailing rates of exchange on the dates of such transactions.

       Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

       Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

       Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

       Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued on the Statement of Net Assets.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

       market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. LOAN AGREEMENTS: Certain Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. A Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. A Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolios generally have no right to enforce compliance by the borrower under the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

   6. SHORT SALES: Certain Portfolios may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statement of Operations. A Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio's records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

   7. SECURITY LENDING: Certain Portfolios may lend investment securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decline in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

       Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. The Portfolio retains a portion of the income derived from these investments, which is included in the Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

       The value of loaned securities and related collateral outstanding at June 30, 2004 are as follows:

                                                        VALUE OF
                                                          LOANED       VALUE OF
                                                      SECURITIES     COLLATERAL
       PORTFOLIO                                            (000)          (000)
       -------------------------------------------------------------------------
       Active International Allocation                  $ 35,197       $ 37,317
       Emerging Markets                                   68,708         71,198
       International Equity                              427,760        451,248
       International Magnum                                7,058          7,461

       The following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

                                                                   NET INTEREST
                                                                      EARNED BY
                                                                      PORTFOLIO
       PORTFOLIO                                                           (000)
       -------------------------------------------------------------------------
       Active International Allocation                                   $  156
       Emerging Markets                                                     257
       International Equity                                               2,798
       International Magnum                                                  38

   8. STRUCTURED SECURITIES: The Emerging Markets Debt Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

   9. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government securities or other high grade liquid investments deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as a realized gain or loss in the Statement of Operations. Due from (to) broker includes both initial margin and variation margin, as stated in the Statement of Net Assets.

       Certain Portfolios may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments.

   10. PURCHASED AND WRITTEN OPTIONS: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

       Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

   11. UNFUNDED COMMITMENTS: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund, Inc., the Port-

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

       folio has made a subscription commitment of $5,000,000 for which it will receive 10,000 shares of common stock. As of June 30, 2004, Cabot Industrial Value Fund, Inc. has drawn down $535,500, which represents 10.7% of the commitment.

       Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT LLC I, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2004, BRCP REIT LLC I has drawn down $418,913, which represents 6.0% of the commitment.

   12. REDEMPTION FEES: Shares of the Active International Allocation, Emerging Markets, European Real Estate, Global Franchise, Global Value Equity, International Equity, International Magnum, International Small Cap and Emerging Markets Debt Portfolios redeemed within 60 days of purchase may be subject to a 2% redemption fee. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. These fees, if any, are included on the Statement of Changes in Net Assets.

   13. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Money Market and the Municipal Money Market Portfolios are accrued daily and are distributed on or about the 15th of each month. Distributions for the remaining Portfolios are recorded on the ex-distribution date.

       The U.S. Real Estate Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

   B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management, Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory and Management Agreement (the "Agreement") at the annual rates of average daily net assets indicated below. MS Investment Management has voluntarily agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                   MAXIMUM
                                                                EXPENSE RATIO
                                                 ADVISORY   --------------------
   PORTFOLIO                                          FEE     CLASS A    CLASS B
   -----------------------------------------------------------------------------
   Active International Allocation                  0.65%       0.80%      1.05%
   European Real Estate                             0.80        1.00       1.25
   Global Franchise                                 0.80        1.00       1.25
   Global Value Equity                              0.80        1.00       1.25
   International Equity                             0.80        1.00       1.25
   International Magnum                             0.80        1.00       1.25
   International Small Cap                          0.95        1.15        N/A
   Equity Growth                                    0.60        0.80       1.05
   Focus Equity                                     0.80        1.00       1.25
   Small Company Growth                             1.00        1.10       1.35
   Technology                                       1.00        1.25       1.50
   U.S. Real Estate                                 0.80        1.00       1.25
   Value Equity                                     0.50        0.70       0.95
   Emerging Markets Debt (1)                        0.75        1.00       1.25
   Money Market                                     0.30        0.55        N/A
   Municipal Money Market                           0.30        0.57        N/A

   (1) Prior to May 1, 2004, the Maximum Expense Ratios for Emerging Markets Debt Portfolio's Class A shares and Class B shares were 1.75% and 2.00%, respectively.

   MS Investment Management has voluntarily agreed to reduce fees payable to it and to reimburse the Emerging Markets Portfolio, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                                   MAXIMUM
                                                                EXPENSE RATIO
                                                 ADVISORY   --------------------
   AVERAGE DAILY NET ASSETS                        FEE(1)     CLASS A    CLASS B
   -----------------------------------------------------------------------------
   First $1.0 billion                               1.25%       1.75%      2.00%
   Next  $1.0 billion                               1.20        1.75       2.00
   Over  $2.0 billion                               1.00        1.75       2.00

   (1) Prior to May 1, 2004, the Advisory Fee for the Emerging Markets Portfolio was 1.25%.

   The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company (each a "Sub-Adviser"), all wholly-owned subsidiaries of Morgan Stanley.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   The Sub-Advisers, subject to the control and supervision of the Fund, its officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios' purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios which receive these services.

   C. ADMINISTRATOR: MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

   D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, and an affiliate of MS Investment Management, serves as the distributor of the Fund and provides Class B shareholders of the applicable Portfolios with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each applicable Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive from time to time all or any portion of its distribution fee.

   E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

   F. PURCHASES AND SALES: During the six months ended June 30, 2004, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

                                                       PURCHASES          SALES
   PORTFOLIO                                                (000)          (000)
   -----------------------------------------------------------------------------
   Active International Allocation                    $  109,798     $   52,436
   Emerging Markets                                      412,892        480,921
   European Real Estate                                   14,867          7,509
   Global Franchise                                        9,221         27,941
   Global Value Equity                                    12,104         15,366
   International Equity                               $1,985,262     $1,382,173
   International Magnum                                   20,220         35,837
   International Small Cap                               301,693        242,996
   Equity Growth                                         650,238        595,248
   Focus Equity                                           43,674         54,789
   Small Company Growth                                  777,444        682,079
   Technology                                             12,597         19,328
   U.S. Real Estate                                       66,604         88,959
   Value Equity                                           59,242         60,356
   Emerging Markets Debt                                  66,222         59,720

   There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2004.

   During the six months ended June 30, 2004, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

                                                                      BROKERAGE
   PORTFOLIO                                                        COMMISSIONS
   ----------------------------------------------------------------------------
   Emerging Markets                                                     $46,375
   Global Value Equity                                                      295
   International Magnum                                                     543
   Focus Equity                                                              60
   Technology                                                             1,202
   Value Equity                                                           1,225

   Additionally, during the six months ended June 30, 2004, International Magnum Portfolio paid $141 brokerage commissions to China International Capital Corporation, an affiliated broker/dealer.

   G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

   A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

   The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Municipal Money Market Portfolio's ordinary income distributions shown below include tax-exempt as well as taxable components.

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   The tax character of distributions paid during 2003 and 2002 were as follows:

                                2003 DISTRIBUTIONS         2002 DISTRIBUTIONS
                                     PAID FROM:                 PAID FROM:
                              -----------------------    -----------------------
                              ORDINARY      LONG-TERM    ORDINARY      LONG-TERM
                                INCOME   CAPITAL GAIN      INCOME   CAPITAL GAIN
   PORTFOLIO                     (000)          (000)       (000)          (000)
   ------------------------------------------------------------------------------
   Active International
     Allocation               $  6,218         $   --    $  7,649        $    --
   Emerging Markets             11,724             --         324             --
   European Real Estate            632             --       1,087             --
   Global Franchise                440            359         169             --
   Global Value Equity             812            472         861            601
   International Equity        104,424             --     104,631             --
   International Magnum          1,640             --         465             --
   International Small Cap      13,275          9,855       4,992            149
   Equity Growth                 1,970             --       1,002             --
   Focus Equity                    137             --          --             --
   U.S. Real Estate             27,350          7,144      30,807         27,284
   Value Equity                  2,028             --       2,149             --
   Emerging Markets Debt         3,765             --       5,066             --
   Money Market                  7,531             --      23,615             --
   Municipal Money Market        4,229             --      10,310             --

   In addition to the amount shown in the table above for 2003, the Emerging Markets Portfolio had a Return of Capital of approximately $677,000.

   The amount and character of income and capital gain distributions to be paid by the Portfolios of the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses. Permanent differences are generally due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

   Permanent book and tax basis differences may result in reclassification among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

   At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                   UNDISTRIBUTED
                                                 UNDISTRIBUTED         LONG-TERM
                                               ORDINARY INCOME      CAPITAL GAIN
   PORTFOLIO                                             (000)             (000)
   -----------------------------------------------------------------------------
   Active International Allocation                $    2,516        $       --
   European Real Estate                                    2                --
   Global Franchise                                       62               164
   Global Value Equity                                    10                --
   International Magnum                                  563                --
   International Small Cap                               851            11,169
   U.S. Real Estate                               $    2,120        $    2,445
   Value Equity                                            5                --
   Money Market                                          352                --
   Municipal Money Market                                165                --

   Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2003. The undistributed ordinary income for the Municipal Money Market represents tax-exempt income.

   At June 30, 2004, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

                                                                                          NET
                                                                                 APPRECIATION
                                            COST  APPRECIATION   DEPRECIATION  (DEPRECIATION)
   PORTFOLIO                               (000)         (000)          (000)           (000)
   ------------------------------------------------------------------------------------------
   Active International
     Allocation                       $  431,941    $   44,117     $  (18,869)     $   25,248
   Emerging Markets                      924,537       146,827        (59,251)         87,576
   European Real Estate                   27,025         6,577           (185)          6,392
   Global Franchise                       49,572        16,119            (16)         16,103
   Global Value Equity                    77,298        13,175         (2,049)         11,126
   International Equity                6,518,561     1,103,172        (42,416)      1,060,756
   International Magnum                   79,018        11,837         (2,828)          9,009
   International Small Cap               889,085       255,055        (21,199)        233,856
   Equity Growth                         823,523        65,442        (12,568)         52,874
   Focus Equity                           64,282         3,503         (2,125)          1,378
   Small Company Growth                  872,533       132,738        (23,258)        109,480
   Technology                             22,413         1,977         (2,701)           (724)
   U.S. Real Estate                      717,542       284,040        (21,833)        262,207
   Value Equity                          172,094        19,488         (1,592)         17,896
   Emerging Markets Debt                  58,157           991         (3,762)         (2,771)
   Money Market                          627,247            --             --              --
   Municipal Money Market                436,592            --             --              --

   At December 31, 2003, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

                                   EXPIRATION DATE DECEMBER 31, (000)
   --------------------------------------------------------------------------------------------------
   PORTFOLIO             2005     2006     2007     2008      2009       2010       2011      TOTAL
   --------------------------------------------------------------------------------------------------
   Active
     International
     Allocation         $   -- $     --    $  --     $ --    $20,350    $60,663    $25,496   $106,509
   Emerging
     Markets                --       --       --       --    226,877    102,772         --    329,649
   European Real
     Estate                 --       --    3,661      215        101         --         --      3,977
   Global Value
     Equity                 --       --       --       --         --         --      3,058      3,058
   International
     Equity*                --       --       --       --         --         --     41,510     41,510
   International
     Magnum                 --       --       --       --     11,881      4,936      2,377     19,194

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                   EXPIRATION DATE DECEMBER 31, (000)
   --------------------------------------------------------------------------------------------------
   PORTFOLIO             2005     2006     2007     2008      2009       2010       2011      TOTAL
   --------------------------------------------------------------------------------------------------
   Equity
     Growth               $ --     $ --     $ --     $ --    $33,000   $117,051    $22,405   $172,456
   Focus Equity             --       --       --       --     10,195     21,111         --     31,306
   Small
     Company
     Growth                 --       --       --       --         --     35,937         --     35,937
   Technology               --       --       --       --     50,529     28,302      3,366     82,197
   Value Equity             --       --       --       --         --     22,807         --     22,807
   Emerging
     Markets
     Debt                   --   76,263    9,761       --        704         --         --     86,728

   *Amounts based on October 31 tax year end.

   In addition to the $35,937,000 in unused capital losses attributed to the Small Company Growth Portfolio in the table above, approximately $111,705,000 has been brought forward as a result of the Portfolio's merger with the MSIFT Small Cap Growth Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

   To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

   Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

                                                  CAPITAL             CURRENCY
                                                   LOSSES      PFIC     LOSSES
   PORTFOLIO                                        (000)     (000)      (000)
   ---------------------------------------------------------------------------
   Active International Allocation                $ 2,897      $ --       $ --
   Emerging Markets                                    --        --        185
   Global Franchise                                    --        --        675
   Global Value Equity                                179        --         --
   International Small Cap                             --       235         --
   Technology                                         167        --         --
   Value Equity                                       483        --         --

   For the six months ended June 30, 2004, the Global Franchise Portfolio realized gains from in-kind redemptions of $2,600,000. For the fiscal year ended December 31, 2003, the Global Franchise and International Equity Portfolios realized gains from in-kind redemptions of $584,000 and $14,820,000, respectively.

   H. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

   I. OTHER: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios' investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

   The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statement of Net Assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a counterparty's failure to complete the transaction.

   A portion of the securities of the Municipal Money Market Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At June 30, 2004, approximately 22.0% of the net assets of the Municipal Money Market Portfolio are covered by such insurance. The insurers and their obligations are as follows:

                                             PERCENTAGE OF
          INSURER                              NET ASSETS
          ------------------------------------------------
          MBIA                                    9.5%
          FGIC                                    5.9
          FSA                                     4.7
          XLCA                                    1.0
          FHA                                     0.6
          Ambac                                   0.3

   At June 30, 2004, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

2004 SEMI-ANNUAL REPORT

June 30, 2004 (unaudited)

   NOTES TO FINANCIAL STATEMENTS (CONT'D)

   These Portfolios and the aggregate percentage of such owners were as follows:

                                                      PERCENTAGE OF OWNERSHIP
                                                   -----------------------------

   PORTFOLIO                                            CLASS A     CLASS B
   -----------------------------------------------------------------------------
   Active International Allocation                           56.7%      74.2%
   Emerging Markets                                          10.8       93.4
   European Real Estate                                      47.0       97.9
   Global Franchise                                          48.4       32.1
   Global Value Equity                                       67.5       88.8
   International Equity                                        --       68.9
   International Magnum                                      88.9       85.1
   International Small Cap                                   29.8        N/A
   Equity Growth                                             70.1       76.4
   Focus Equity                                              64.0       33.6
   Small Company Growth                                      14.7       52.3
   Technology                                                53.1       77.6
   U.S. Real Estate                                          39.5       68.8
   Value Equity                                              71.8       87.9
   Emerging Markets Debt                                     87.9       96.9

   J. SUBSEQUENT EVENTS: On April 22, 2004, the Board of Directors approved the redemption of all of the shares of the Technology Portfolio. The redemption will occur on or about August 20, 2004. Effective April 30, 2004, the Fund suspended the offering of shares of the Technology Portfolio to new investors. Current shareholders may continue to purchase shares of the Portfolio until the date of redemption.

   On July 22, 2004, the Fund announced that it will suspend the offering of shares of the Global Franchise Portfolio to new investors when assets in the Portfolio reach $100 million. The Fund will continue to offer shares of the Portfolio to existing shareholders.

   Effective at the close of business on July 30, 2004, the Fund suspended the offering of shares of the International Small Cap Portfolio and the Small Company Growth Portfolio. The Fund will continue to offer shares of the Portfolios to existing shareholders.

                                        2004 SEMI-ANNUAL REPORT

                                        June 30, 2004 (unaudited)

   DIRECTOR AND OFFICER INFORMATION

   DIRECTORS                                       OFFICERS

   Michael Bozic                                   Charles A. Fiumefreddo
                                                   CHAIRMAN OF THE BOARD
   Charles A. Fiumefreddo
                                                   Mitchell M. Merin
   Edwin J. Garn                                   PRESIDENT

   Wayne E. Hedien                                 Ronald E. Robison
                                                   EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
   James F. Higgins
                                                   Amy R. Doberman
   Dr. Manuel H. Johnson                           VICE PRESIDENT

   Joseph J. Kearns                                Barry Fink
                                                   VICE PRESIDENT
   Michael Nugent
                                                   Joseph J. McAlinden
   Fergus Reid                                     VICE PRESIDENT

   INVESTMENT ADVISER AND ADMINISTRATOR            Stefanie V. Chang
   Morgan Stanley Investment Management Inc.       VICE PRESIDENT
   1221 Avenue of the Americas
   New York, NY 10020                              James W. Garrett
                                                   TREASURER AND CHIEF FINANCIAL OFFICER
   DISTRIBUTOR
   Morgan Stanley & Co. Incorporated               Michael J. Leary
   1221 Avenue of the Americas                     ASSISTANT TREASURER
   New York, NY 10020
                                                   Mary E. Mullin
   CUSTODIAN                                       SECRETARY
   JPMorgan Chase Bank
   270 Park Avenue                                 LEGAL COUNSEL
   New York, New York 10017                        Clifford Chance US LLP
                                                   31 West 52nd Street
                                                   New York, New York 10019

                                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                   Ernst & Young LLP
                                                   200 Clarendon Street
                                                   Boston, Massachusetts 02116-5072


   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

   A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

   This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

   Printed in U.S.A.
   This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, NY 10020
   MSIF: (800) 548-7786

   (C) 2004 Morgan Stanley

   [MORGAN STANLEY LOGO]                                  0630-fibaleqseman-0804

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004